        As filed with the Securities and Exchange Commission on April 14, 1998
                                               Securities Act File No. 2-91373
                              Investment Company Act of 1940 File No. 811-4038


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /


                       Pre-Effective Amendment No. ___ / /
                       Post-Effective Amendment No. 28 / X /

                                       and
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /
                             Amendment No. 29 / X /


                              St. Clair Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

                  480 Pierce Street, Birmingham, Michigan 48009
               (Address of Principal Executive Office) (Zip Code)

                  Registrant's Telephone Number (248) 647-9200

                                Cynthia Surprise
                      Vice President and Associate Counsel
                       State Street Bank and Trust Company
                            1776 Heritage Drive, AFB
                             North Quincy, MA 02171


                   (Name and Address of Agent for Service)


                                   Copies to:

             Lisa Anne Rosen, Esq.             Paul F. Roye, Esq.
           Munder Capital Management         Dechert Price & Rhoads
               480 Pierce Street               1775 Eye Street, NW
           Birmingham, Michigan 48009         Washington, D.C. 20006



/X/ It is proposed that this filing will become effective April 28, 1998 pursuant to paragraph (b) of Rule 485.

                              ST. CLAIR FUNDS, INC.

                              CROSS REFERENCE SHEET

                             Pursuant to Rule 495(a)

                      Prospectus for St. Clair Funds, Inc.
                 Munder Institutional S&P 500 Index Equity Fund,
               Munder Institutional S&P MidCap Index Equity Fund,
              Munder Institutional S&P SmallCap Index Equity Fund,
                Munder Institutional Short Term Treasury Fund and
                     Munder Institutional Money Market Fund

                                     Part A

Item                                    Heading
----                                    -------

1.  Cover Page                          Cover Page

2.  Synopis                             Fund Highlights; Financial Information

3.  Condensed Financial Information     Financial Information

4.  General Description of Registrant   Cover Page; Fund Highlights; Fund
                                        Choices; Structure and Management of
                                        the Funds

5.  Management of Fund                  Structure and Management of the Funds;
                                        Fund Choices; Dividends, Distributions
                                        and Taxes; Performance

6.  Capital Stock and Other Securities  Structure and Management of the Funds;
                                        Purchases of Shares; Redemptions of
                                        Shares; Dividends, Distributions and
                                        Taxes

7.  Purchase of Securities Being        Purchase of  Shares
    Offered

8.  Redemption or Repurchase            Redemptions of Shares

9.  Pending Legal Proceedings           Not Applicable

                              ST. CLAIR FUNDS, INC.

                              CROSS REFERENCE SHEET

                             Pursuant to Rule 495(a)

                      Prospectus for St. Clair Funds, Inc.
                        Liquidity Plus Money Market Fund

                                     Part A

Item                                    Heading
----                                    -------

1.  Cover Page                          Cover Page

2.  Synopis                             Fund Information; Financial Information

3.  Condensed Financial Information     Financial Information

4.  General Description of Registrant   Cover Page; Fund Information;
                                        Structure and Management of the Fund

5.  Management of Fund                  Structure and Management of the Fund;
                                        Dividends, Distributions and Taxes;
                                        Performance

6.  Capital Stock and Other Securities  Structure and Management of the Fund;
                                        Purchases of Shares; Redemptions of
                                        Shares; Dividends, Distributions and
                                        Taxes

7.  Purchase of Securities Being        Purchases of Shares
    Offered

8.  Redemption or Repurchase            Redemptions of Shares

9.  Pending Legal Proceedings           Not Applicable

                              ST. CLAIR FUNDS, INC.

                              CROSS REFERENCE SHEET

                             Pursuant to Rule 495(a)

                      Prospectus for St. Clair Funds, Inc.
            Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index
           Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder
            Foreign Equity Fund and Munder Aggregate Bond Index Fund

                                     Part A

     Item                             Heading
     ----                             -------

1.   Cover Page                       Cover Page

2.   Synopsis                         Not Applicable

3.   Condensed Financial Information  Not Applicable

4.   General Description of           Cover Page; Investment Objectives and
     Registrant                       Policies; Investment Limitations;
                                      Portfolio Instruments and Practices and
                                      Associated Risk Factors; Description of
                                      Shares

5.   Management of the Fund           Management; Investment Objectives and
                                      Policies; Dividends and Distributions;
                                      Performance

6.   Capital Stock and Other          Management; Purchase and Redemption of
     Securities                       Shares; Description of Shares; Dividends
                                      and Distributions; Taxes

7.   Purchase of Securities Being     Net Asset Value; Purchase and Redemption
     Offered                          of Shares

8.   Redemption or Repurchase         Purchase and Redemption of Shares

9.   Pending Legal Proceedings        Not Applicable

                              ST. CLAIR FUNDS, INC.

          Statement of Additional Information for St. Clair Funds, Inc.
                 Munder Institutional S&P 500 Index Equity Fund,
               Munder Institutional S&P MidCap Index Equity Fund,
              Munder Institutional S&P SmallCap Index Equity Fund,
                Munder Institutional Short Term Treasury Fund and
                     Munder Institutional Money Market Fund

                                     Part B

Item                                    Heading
----                                    -------

10.  Cover Page                         Cover Page

11.  Table of Contents                  Table of Contents

12.  General Information and History    See Prospectus -- "Structure and
                                        Management of the Funds"; General;
                                        Directors and Officers

13.  Investment Objectives and          Fund Investments; Investment
     Policies Investment                Limitations;
                                        Portfolio Transactions

14.  Management of Fund                 See Prospectus -- "Structure and
                                        Management of the Funds"; Directors and
                                        Officers; Miscellaneous

15.  Control Persons and Principal      See Prospectus -- "Structure and
     Holders                            Management of the Funds"; Miscellaneous
     of Securities

16.  Investment Advisory and Other      Investment Advisory and Other Service
     Services                           Arrangements; See Prospectus --
                                        "Structure and Management of the Funds"

17.  Brokerage Allocation and Other     Portfolio Transactions
     Practices

18.  Capital Stock and Other Securities See Prospectus -- "Structure and
                                        Management of the Funds"; Additional
                                        Information Concerning Shares

19.  Purchase, Redemption and Pricing   Additional Purchase and Redemption
     of Securities Being Offered        Information; Net Asset Value;
                                        Additional Information Concerning
                                        Shares

20.  Tax Status                         Taxes

21.  Underwriters                       Investment Advisory and Other Service
                                        Arrangements

22.  Calculation of Performance Data    Performance Information

23.  Financial Statements               Financial Statements

                              ST. CLAIR FUNDS, INC.

          Statement of Additional Information for St. Clair Funds, Inc.
                        Liquidity Plus Money Market Fund

                                     Part B

Item                                    Heading
----                                    -------

10.  Cover Page                         Cover Page

11.  Table of Contents                  Table of Contents

12.  General Information and History    See Prospectus -- "Structure and
                                        Management of the Fund"; General;
                                        Directors and Officers

13.  Investment Objectives and          Fund Investments; Additional
     Policies Investment                Investment Limitations; Portfolio
                                        Transactions

14.  Management of Fund                 See Prospectus -- "Structure and
                                        Management of the Fund"; Directors and
                                        Officers; Miscellaneous


15.  Control Persons and Principal      See Prospectus -- "Structure and
     Holders of Securities              Management of the Fund"; Miscellaneous


16.  Investment Advisory and Other      Investment Advisory and Other Service
     Services                           Arrangements; See Prospectus --
                                        "Structure and Management of the Fund"

17.  Brokerage Allocation and Other     Portfolio Transactions
     Practices

18.  Capital Stock and Other Securities See Prospectus -- "Structure and
                                        Management of the Fund"; Additional
                                        Information Concerning Shares

19.  Purchase, Redemption and Pricing   Additional Purchase and Redemption
     of Securities Being Offered        Information; Net Asset Value;
                                        Additional Information Concerning
                                        Shares

20.  Tax Status                         Taxes

21.  Underwriters                       Investment Advisory and Other Service
                                        Arrangements

22.  Calculation of Performance Data    See Prospectus -- "Performance"

23.  Financial Statements               Financial Statements

                              ST. CLAIR FUNDS, INC.

          Statement of Additional Information for St. Clair Funds, Inc.
            Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index
           Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder
            Foreign Equity Fund and Munder Aggregate Bond Index Fund

                                     Part B

         Item                              Heading
         ----                              -------

10.      Cover Page                        Cover Page

11.      Table of Contents                 Table of Contents

12.      General Information and History   See Prospectus -- "Management";
                                           General; Directors and Officers

13.      Investment Objectives and         Fund Investments; Investment
         Policies                          Limitations; Risk Factors and
                                           Special Considerations - Index
                                           Funds; Portfolio Transactions

14.      Management of the Fund            See Prospectus -- "Management";
                                           Directors and Officers;
                                           Miscellaneous

15.      Control Persons and Principal     See Prospectus -- "Management"; of
         Holders                           Securities   Miscellaneous; Control
                                           Persons and Principal Holder of
                                           Securities

16.      Investment Advisory and Other     Investment Advisory and Other
         Services                          Service Arrangements; See
                                           Prospectus -- "Management"

17.      Brokerage Allocation and Other    Portfolio Transactions
         Practices

18.      Capital Stock and Other           See Prospectus -- "Description of
         Securities                        Shares"; and "Management"'
                                           Additional Information Concerning
                                           Shares

19.      Purchase, Redemption and Pricing  Purchase and Redemption
         of Securities Being Offered       Information; Net Asset Value;
                                           Additional Information Concerning
                                           Shares

20.      Tax Status                        Taxes

21.      Underwriters                      Investment Advisory and Other
                                           Service Arrangements

22.      Calculation of Performance Data   Performance Information

23.      Financial Statements              Not Applicable

                              ST. CLAIR FUNDS, INC.

      The purposes of this filing are (i) to comply with an undertaking pursuant to Item 32(b) of Form N-1A to file a post-effective amendment containing unaudited financial statements within four to six months from the commencement of operations with respect to the Munder Institutional S&P 500 Index Equity Fund and (ii) to bring other information for the St. Clair Funds, Inc. up to date under Section 10(a)(3) of Securities Act of 1933, as amended. The Munder Institutional S&P MidCap Index Equity Fund commenced operations on February 13, 1998. As of the date of this filing the Munder Institutional Short Term Treasury Fund, Munder Institutional Money Market Fund, Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund and Munder Foreign Equity Fund have not yet commenced operations.

                              ST. CLAIR FUNDS, INC.
                                480 Pierce Street
                           Birmingham, Michigan 48009
                            Telephone (800) 438-5789

PROSPECTUS

      St. Clair Funds, Inc. (the "Company") is an open-end investment company (a mutual fund) that currently offers a selection of investment portfolios. This Prospectus describes five of the investment portfolios offered by the Company (the "Funds"):

                  Munder Institutional S&P 500 Index Equity Fund Munder Institutional S&P MidCap Index Equity Fund Munder Institutional S&P SmallCap Index Equity Fund Munder Institutional Short Term Treasury Fund Munder Institutional Money Market Fund

      Munder Capital Management (the "Advisor") serves as investment advisor to the Funds.

      This Prospectus explains the objectives, policies, risks and fees of each Fund. Investors are encouraged to read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The SAI may be obtained free of charge by calling the Company at (800) 438-5789. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the SAI and other information regarding the Funds.

      Although the Munder Institutional Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, there can be no assurance that the Fund can do so on a continuing basis.

      Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Funds involves investment risks, including the possible loss of the principal amount invested.

   SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
     NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
       COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   The date of this Prospectus is May 1, 1998

                                TABLE OF CONTENTS

                                                                         Page
                                                                         ----

Fund Highlights...........................................................3
      What are the key facts regarding the Funds?.........................3

Financial Information.....................................................5

Fund Choices..............................................................9
      What Funds are offered?.............................................9
      Who may want to invest in the Funds?...............................10
      What are the Funds' investments and investment practices?..........11
      What are the risks of investing in the Funds?......................15

Performance..............................................................16
      How is the Funds' performance calculated?..........................16
      Where can I obtain performance data?...............................17

Purchases of Shares......................................................17
      What price do I pay for shares?....................................17
      When can I purchase shares?........................................17
      What is the minimum required investment?...........................17
      How can I purchase shares?.........................................17

Redemption of Shares.....................................................18
      What price do I receive for redeemed shares?.......................18
      When can I redeem shares?..........................................18
      How can I redeem shares?...........................................18
      When will I receive redemption amounts?............................18

Structure and Management of the Funds....................................18
      How are the Funds structured?......................................18
      Who manages and services the Funds?................................18
      What are my rights as a shareholder?...............................19

Dividends, Distributions and Taxes.......................................20
      When will I receive distributions from the Funds?..................20
      How will distributions be made?....................................20
      Are there tax implications of my investments in the Funds?.........20

Additional Information...................................................21

Appendix A...............................................................22


                                 FUND HIGHLIGHTS

                   What Are the Key Facts Regarding the Funds?

Q:    What are the Funds' goals?


A:

      o The Munder Institutional S&P 500 Index Equity Fund ("LargeCap 500 Index Fund") seeks to provide price performance and income that is comparable to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

      o The Munder Institutional S&P MidCap Index Equity Fund ("MidCap Index Fund") seeks to provide price performance and income that is comparable to the Standard & Poor's MidCap 400 Index ("S&P MidCap 400").

      o The Munder Institutional S&P SmallCap Index Equity Fund ("SmallCap Index Fund") seeks to provide price performance and income that is comparable to the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600").

      o The Munder Institutional Short Term Treasury Fund ("Short Term Treasury Fund") seeks to provide an enhanced money market return consistent with the preservation of capital.

      o The Munder Institutional Money Market Fund ("Money Market Fund") seeks to provide current income consistent with the preservation of capital and liquidity.


Q:    What are the Funds' strategies?


A:    LargeCap 500 Index Fund


      o This Fund invests primarily in Equity Securities and it normally will hold the securities of at least 80% of the issuers in the S&P
            500. The Fund is managed through a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P 500 through statistical procedures.


      MidCap Index Fund


      o This Fund invests primarily in Equity Securities and it normally will hold the securities of at least 80% of the issuers in the S&P MidCap 400. The Fund is managed through a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P MidCap 400 through statistical procedures.


      SmallCap Index Fund


      o This Fund invests primarily in Equity Securities and it normally will hold the securities of at least 80% of the issuers in the S&P SmallCap 600. The Fund is managed through a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P SmallCap 600 through statistical procedures.


      Short Term Treasury Fund


      o This Fund invests only in U.S. Treasury securities and repurchase agreements relating to U.S. Treasury securities.


      Money Market Fund


      o This Fund invests in a broad range of short-term, high quality, U.S. dollar-denominated instruments that are available in the money markets.

      Each Fund implements a different investment strategy which is described in this Prospectus.

Q:    What are the Funds' risks?

A:    The following table summarizes the primary risks of investing in the
Funds:


                       Fund                              Risk

       LargeCap 500 Index Fund           Potential loss of investment due to
       MidCap Index Fund                 changes in the stock market in general,
       SmallCap Index Fund               changes in the stock prices of
                                         particular companies and perceptions
                                         about particular industries.

       Short Term Treasury Fund          Potential loss of investment due to
                                         changes in the bond market and in
                                         interest rates.

       Money Market Fund                 Potential failure to maintain
                                         $1.00 net asset value.


Q:    How do I buy and sell shares of the Funds?

A:    Funds Distributor, Inc. (the "Distributor") sells shares of the Funds.
You may purchase shares directly from the Distributor or from the Funds' transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent") or through arrangements with institutions.


      The minimum initial investment for each Fund is as follows: $3,000,000 for the LargeCap 500 Index Fund, $1,000,000 for each of the MidCap Index Fund and the SmallCap Index Fund and $10,000,000 for each of the Short Term Treasury Fund and the Money Market Fund.


      Shares may be redeemed through arrangements between the investors and institutions.

Q:    When and how are distributions made?


A:    Dividend distributions are made from the dividends and interest earned on investments. Dividends paid at least quarterly (if income is available):
LargeCap 500 Index Fund, MidCap Index Fund, SmallCap Index Fund.

      Dividends paid monthly: Short Term Treasury Fund and Money Market Fund.


      The Funds distribute capital gains at least annually. Unless you elect to receive distributions in cash, we will use all dividends and capital gains distributions of a Fund to purchase additional shares of that Fund.

Q:    Who manages the Funds' assets?

A:    Munder Capital Management is the Funds' investment advisor. The Advisor is responsible  for all purchases and sales of the securities  held by the Funds.

                              FINANCIAL INFORMATION


                      SHAREHOLDER TRANSACTION EXPENSES (1)


      The purpose of this table is to assist you in understanding the expenses a shareholder in the Funds will bear directly.

Maximum Sales Charge on Purchase (as a % of Offering Price) ..........      None
Sales Charge Imposed on Reinvested Dividends .........................      None
Maximum Deferred Sales Charge ........................................      None
Redemption Fees (2) ..................................................      None
Exchange Fees ........................................................      None

----------
Notes:
(1) Does not include fees which institutions may charge for services they provide to you.
(2) The Funds' transfer agent may charge a fee of $7.50 for wire redemptions under $5,000.

                           FUND OPERATING EXPENSES

The purpose of this table is to assist you in understanding the expenses charged directly to each Fund, which investors in the Funds will bear indirectly. Such expenses include payments to Directors, auditors, legal counsel and service providers (such as the Advisor), registration fees, and distribution fees. The fees shown below are based on estimated operating expenses for the current fiscal year. Any fees charged by institutions directly to customer accounts for services provided in connection with investments in shares of the Fund are in addition to the expenses shown in the table below and in the Example.



                                         LargeCap 500                       SmallCap       Short Term         Money
                                            Index           MidCap            Index         Treasury         Market
                                             Fund         Index Fund          Fund            Fund            Fund
                                        ---------------------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net
assets)
Advisory Fees ............................   .07%            .15%             .15%            .20%            .20%
Other Expenses+ ..........................   .02%*           .03%*            .03%*           .03%*            .0%*
                                             ----            ----             ----            ----            ----
Total Fund Operating Expenses+ ...........   .09%*           .18%*            .18%*           .23%*           .20%*
                                             ====            ====             ====            ====            ====



----------
* The Advisor has voluntarily agreed to reimburse expenses to limit "Other Expenses" to .02% with respect to the LargeCap 500 Index Fund, .03% with respect to the MidCap Index Fund, .03% with respect to the SmallCap Index Fund, .03% with respect to the Short Term Treasury Fund, and .0% with respect to the Money Market Fund. In the absence of such expense reimbursements, it is estimated that other expenses and total fund operating expenses would be as follows: .54% and .61%, respectively, for LargeCap 500 Index Fund, 3.73% and 3.88%, respectively, for MidCap Index Fund, 3.73% and 3.88%, repectively, for SmallCap Index Fund, .55% and .75%, respectively, for Short Term Treasury Fund and .18% and .38%, respectively, for Money Market Fund.

+     After expense reimbursements.

                                     EXAMPLE

      This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Funds, assuming (1) a 5% annual return and (2) redemption at the end of the following time periods. This example is not a representation of past or future performance or operating expenses; actual performance or operating expenses may be larger or smaller than those shown.


                                                                1        3
                                                              Year     Years
                                                              ----     -----
LargeCap 500 Index Fund .....................................  $1       $3
MidCap Index Fund ...........................................  $2       $6
SmallCap Index Fund .........................................  $2       $6
Short Term Treasury Fund ....................................  $2       $7
Money Market Fund ...........................................  $2       $6


            [The remainder of this page is intentionally left blank]

                              FINANCIAL HIGHLIGHTS


      The following financial highlights for the period ended December 31, 1997 were audited by Ernst & Young LLP, independent auditors. The financial highlights for the LargeCap 500 Index Fund for the period ended March 31, 1998 are unaudited. The MidCap Index Fund commenced operations on February 13, 1998. As of the date of this prospectus, the Short Term Treasury Fund and the Money Market Fund had not commenced operations. The financial highlights should be read in conjunction with the Annual Report of the Munder Institutional Funds dated December 31, 1997 , which is incorporated by reference in the SAI and the unaudited Financial Statements for the LargeCap 500 Index Fund dated March 31, 1998 included in the SAI. You may obtain the Annual Report of the Munder Institutional Funds and unaudited Financial Statements for the LargeCap 500 Index Fund without charge by calling (800) 438-5789.


                           LargeCap 500 Index Fund


                                                       Period Ended
                                                          3/31/98            Period Ended
                                                        (Unaudited)           12/31/97(a)
                                                        -----------           -----------
Net asset value, beginning of period ...................    $10.00                $10.00
                                                           -------               -------
Income from investment operations:
Net investment income ..................................      0.04                  0.04
Net realized and unrealized gain on investments ........      1.35                  0.00(b)
                                                           -------               -------
Total from investment operations .......................      1.39                  0.04
                                                           -------               -------
Less distributions:
Distributions from net investment income ...............        --                 (0.04)
                                                                                 -------
Total distributions ....................................        --                 (0.04)
                                                                                 -------
Net asset value, end of period .........................    $11.39                $10.00
                                                           =======               =======
Total return(c) ........................................     13.90%                 0.39%
                                                           =======               =======

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ...................   $62,625               $63,999
Ratio of operating expenses to average net assets ......      0.09%(d)              0.09%(d)
Ratio of net investment income to average net assets ...      1.46%(d)              1.76%(d)
Ratio of operating expenses to average net assets
without expense reimbursement...........................      0.33%(d)              0.61%(d)
Portfolio turnover rate ................................         2%                 0.08%
Average commission rate(e) .............................   $0.0242               $0.0100

----------
(a)   LargeCap 500 Index Fund commenced operations on October 14, 1997.
(b) The amount shown at this caption for each share outstanding throughout the period, may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.
(c)   Total return represents aggregate total return for the period indicated.
(d)   Annualized.
(e) Average commission rate paid per share of securities purchased and sold by the Fund.

                               SmallCap Index Fund



                                                            Period Ended
                                                             12/31/97(a)
                                                             -----------
Net asset value, beginning of period .......................    $10.00
                                                               -------
Income from investment operations:
Net investment income ......................................      0.04
Net realized and unrealized gain on investments ............      0.26
                                                               -------
Total from investment operations ...........................      0.30
Less distributions:                                            -------
Distributions from net investment income ...................     (0.04)
Distributions from net realized gains ......................     (0.03)
                                                               -------
Total distributions ........................................     (0.07)
                                                               -------
Net asset value, end of period .............................    $10.23
                                                               =======
Total return(b) ............................................      3.00%
                                                               =======

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) .......................    $2,559
Ratio of operating expenses to average net assets ..........      0.18%(c)
Ratio of net investment income to average net assets .......      0.80%(c)
Ratio of operating expenses to average net assets
without expense reimbursement ...............................      3.88%(c)
Portfolio turnover rate ....................................         8%
Average commission rate(d) .................................   $0.0109


----------
(a)   SmallCap Index Fund commenced operations on August 7, 1997.
(b)   Total return represents aggregate total return for the period indicated.
(c)   Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.

                                  FUND CHOICES


      This Prospectus describes the following Funds offered by the Company:
LargeCap 500 Index Fund, MidCap Index Fund, SmallCap Index Fund, Short Term Treasury Fund and Money Market Fund. Investing in shares of any Fund should not be considered a complete investment program, but an important segment of a well-diversified investment program.


                             What Funds are Offered?

                             LARGECAP 500 INDEX FUND


      GOAL AND PRINCIPAL INVESTMENT. The goal of the LargeCap 500 Index Fund is to provide performance and income that is comparable to the S&P 500. The S&P 500 is an index of 500 stocks which emphasizes large capitalization companies. See Appendix A for more information on the S&P 500. The Fund will normally hold the securities of at least 80% of the stocks in the S&P 500. Stock selections are based primarily on market capitalization and industry weightings.


      The Fund seeks quarterly performance within a .95 correlation with the S&P
500. The Fund's ability to achieve performance comparable to that of the S&P 500 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Fund, changes in the composition of the S&P 500, and the timing and amount of investor purchases and redemptions.


      The Fund is managed through the use of a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P 500 through statistical procedures. As a result, the Advisor does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.


      PORTFOLIO MANAGEMENT. Darin McBride and Kenneth A. Schluchter III jointly manage the Fund. Mr. McBride, a Portfolio Manager of the Advisor has managed the portfolio since its inception. Previously, Mr. McBride was a Portfolio Research Analyst at Flexible Plan Investments, Ltd. (1995-1997) and an
Account Executive at Ryder Systems, Inc. (1993-1994). Mr. Schluchter, the Director of Domestic Investments of the Advisor, has also managed the Fund since its inception. He was previously a Systems Developer and Data Analyst for Compuware Incorporated (1993-1995).


                                MIDCAP INDEX FUND


      GOAL AND PRINCIPAL INVESTMENT. The goal of the MidCap Index Fund is to provide performance and income that is comparable to the S&P MidCap 400. The S&P MidCap 400 is an index of 400 stocks which emphasize medium capitalization companies. See Appendix A for more information on the S&P MidCap 400. The Fund will normally hold the securities of at least 80% of the issuers included in the S&P MidCap 400. Stock selections are based primarily on market capitalization and industry weightings.


      The Fund seeks quarterly performance within a .95 correlation with the S&P MidCap 400. The Fund's ability to achieve performance comparable to that of the S&P MidCap 400 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Fund, changes in the composition of the S&P MidCap 400, and the timing and amount of investor purchases and redemptions.

      The Fund is managed through the use of a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P MidCap 400 through statistical procedures. As a result, the Advisor does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.

      PORTFOLIO MANAGEMENT. Darin McBride and Kenneth A. Schluchter III jointly manage the Fund. Mr. McBride, a Portfolio Manager of the Advisor has managed the portfolio since its inception. Previously, Mr. McBride was a Portfolio Research Analyst at Flexible Plan Investments, Ltd. (1995-1997) and an
Account Executive at Ryder Systems, Inc. (1993-1994). Mr. Schluchter, the Director of Domestic Investments of the Advisor, has also managed the Fund since its inception. He was previously a Systems Developer and Data Analyst for Compuware Incorporated (1993-1995).

                             SMALLCAP INDEX FUND


      GOAL AND PRINCIPAL INVESTMENTS. The goal of the SmallCap Index Fund is to provide performance and income that is comparable to the S&P SmallCap 600. The S&P SmallCap 600 is an index of 600 stocks which emphasize small capitalization companies. See Appendix A for more information on the S&P SmallCap 600. The Fund will normally hold the securities of at least 80% of the issuers included in the S&P SmallCap 600. Stock selections are based primarily on market capitalization and industry weightings.


      The Fund seeks quarterly performance within a .95 correlation with the S&P SmallCap 600. The Fund's ability to achieve performance comparable to that of the S&P SmallCap 600 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Fund, changes in the composition of the S&P SmallCap 600, and the timing and amount of investor purchases and redemptions.

      The Fund is managed through the use of a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P SmallCap 600 through statistical procedures. As a result, the Advisor does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.

      PORTFOLIO MANAGEMENT. Mark Drouse and Kenneth A. Schluchter III jointly manage the Fund. Mr. Drouse has been Portfolio Manager of the Fund since its inception. He is a Portfolio Manager for the Advisor utilizing his systems experience in quantitative investment management. His prior positions include Portfolio Analyst for Advisor (1996-1997), Systems Administrator of Munder Capital Management (1995-1996) and WAN Network Administrator for Comerica Bank (1993-1995). Mr. Schluchter, the Director of Domestic Investments of the Advisor, has also managed the Fund since its inception. He was previously a Systems Developer and Data Analyst for Compuware Incorporated (1993-1995).


                            SHORT TERM TREASURY FUND


      GOAL AND PRINCIPAL INVESTMENTS. The goal of the Short Term Treasury Fund is to provide investors with a high level of current income consistent with capital preservation. Under normal conditions, the Fund invests only in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. Under normal market conditions, the Fund will invest 100% of its total assets in these securities. The Fund's dollar-weighted average maturity usually will not exceed two years.


      The Fund is not a money market fund and, although it seeks to maintain minimum fluctuation of principal value, no assurance can be given that, when an investor desires to redeem Fund shares, the value of such shares will not be less than the value when originally purchased.

      PORTFOLIO MANAGEMENT. Sharon E. Fayolle, Vice President and Director of Money Marketing Trading for Advisor, manages the Fund. Prior to joining the Advisor in 1996, she was a European Portfolio Manager for Ford Motor Company.

                                MONEY MARKET FUND


      GOAL AND PRINCIPAL INVESTMENTS. The primary goal of the Money Market Fund is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.


      The Fund invests in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as bank, commercial and other obligations (including Federal, state and local government obligations) that are available in the money markets.

                      Who May Want to Invest in the Funds?

Index Funds

      These Funds are designed for investors who desire potentially high capital appreciation and who can accept short-term variations in return for potentially greater returns over the long term. In general, the greater the risk, the greater the potential reward. Investors who have a short time horizon, who desire a high level of income or who are conservative in their investment approach may wish to invest in other portfolios offered by the Company.

Short Term Treasury Fund and Money Market Fund

      These Funds are designed for investors who desire a high level of income and liquidity and, in the case of the Money Market Fund, stability of principal.

            What are the Funds' Investments and Investment Practices?

      Each of the LargeCap 500 Index Fund, MidCap Index Fund and SmallCap Index Fund (collectively, the "Index Funds") invests in Equity Securities which include common stocks, preferred stocks, convertible preferred stocks and warrants or rights to subscribe to or purchase such securities. Securities considered for purchase by the Funds may be listed or unlisted, and may be issued by companies with various levels of market capitalization.

      Each Fund (other than the Short Term Treasury Fund) may invest in Cash Equivalents, which are high-quality, short-term money market instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure. If a Fund is investing defensively, it may not be pursuing its investment objective.

      The Index Funds may purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are issued by U.S. financial institutions and EDRs and GDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying foreign securities.

      All Funds may enter into Repurchase Agreements. Under a repurchase agreement, a Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation. The Short Term Treasury Fund will invest only in repurchase agreements fully collateralized by U.S. Treasury securities. With respect to the Money Market Fund, the securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided the repurchase agreement itself matures in 397 days.

      The Funds (other than the Short Term Treasury Fund) may invest in Money Market Funds. The LargeCap 500 Index Fund and the MidCap Index Fund may also invest in Standard & Poor's Depositary Receipts ("SPDRs") and shares of other open-end investment companies that are structured to seek performance that corresponds to that of the appropriate Index. The Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to a Fund's own expenses. Each Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

      Each Fund may Borrow Money in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

      Each Index Fund may purchase Fixed Income Securities. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate.

      The Short Term Treasury Fund may purchase "zero coupon" treasury securities. These are U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life.


      Each Fund is classified as a "diversified fund", which means that with respect to 75% of each Fund's assets, each Fund cannot invest more than 5% of its assets in a single issuer (other than the U.S. Government and its agencies and instrumentalities). In addition, each Fund cannot invest more than 25% of its assets in a single issuer.


      The Money Market Fund will invest primarily in Eligible Securities (as defined by the SEC) with remaining maturities of 397 days or less as defined by the SEC (although securities subject to repurchase agreements, variable and floating securities and certain other securities may bear longer maturities), and the dollar-weighted average portfolio maturity of the Money Market Fund will not exceed 90 days. Eligible Securities consist of securities that are determined by the Advisor, under guidelines established by the Board of Directors, to present minimal credit risk. The Money Market Fund may also hold uninvested cash pending investment of late payments for purchase orders or during temporary defensive periods.

      Investment Chart

      The following chart summarizes the Funds' investments and investment practices. The SAI contains more details. All percentages are based on a Fund's total assets except where otherwise noted. See "What are the Risks of Investing in the Funds?" for a description of the risks involved with the Funds' investment practices.



--------------------------------------------------------------------------------
                                                                 Short
                                LargeCap              SmallCap    Term     Money
       Investments and         500 Index    MidCap     Index    Treasury  Market
     Investment Practices         Fund    Index Fund   Fund       Fund     Fund
--------------------------------------------------------------------------------

Foreign Securities.  Includes
securities issued by foreign
companies and foreign
governments and their
agencies, instrumentalities
or political subdivisions and
supranational organizations.
Present more risks than U.S.
securities.                       25%        25%         25%       N        Y
--------------------------------------------------------------------------------
Forward Foreign Currency
Exchange Contracts.
Obligations of a Fund to
purchase or sell a specific
currency at a future date at
a set price.  May decrease a
Fund's loss due to a change
in currency value, but also
limits gains from currency
changes.                           Y          Y           Y        N        N
--------------------------------------------------------------------------------

Key:
Y = investment allowed without restriction
N = investment not allowed


--------------------------------------------------------------------------------
                                                                 Short
                                LargeCap              SmallCap    Term     Money
       Investments and         500 Index    MidCap     Index    Treasury  Market
     Investment Practices         Fund    Index Fund   Fund       Fund     Fund
--------------------------------------------------------------------------------


Stripped Securities:
   o  Participations in
      trusts that hold U.S.
      Treasury and agency
      securities                   N          N           N        N        Y
   o  U.S. Treasury-issued
      receipts                     N          N           N        Y        Y
   o  Non-U.S. Treasury
      receipts                     N          N           N        N        Y
--------------------------------------------------------------------------------
When-Issued Purchases and
Forward Commitments.
Agreement by a Fund to
purchase securities at a set
price, with delivery and
payment in the future.  The
value of securities may
change between the time the
price is set and payment.
Not to be used for
speculation.                       Y          Y           Y        Y        Y
--------------------------------------------------------------------------------
Futures and Options on
Futures. (1)  Contracts in
which a Fund agrees, at
maturity, to make delivery of
or receive securities, the
cash value of an index or
foreign currency.  Used for
hedging purposes or to
maintain liquidity.                Y          Y           Y        N        N
--------------------------------------------------------------------------------
Options. A Fund may buy options
giving it the right to require
a buyer to buy a security held
by the Fund (put options), buy
options giving it the right to
require a seller to sell
securities to the Fund (call
options), sell (write)
options giving a buyer the
right to require the Fund to
buy securities from the buyer
or write options giving a
buyer the right to require
the Fund to sell securities
to the buyer during a set
time at a set price. Options
may relate to stock indices,
individual securities,
foreign currencies or futures
contracts. See the SAI for
more details and additional
limitations.                       Y          Y           Y        N        N
--------------------------------------------------------------------------------
Reverse Repurchase
Agreements.  A Fund sells
securities and agrees to buy
them back later at an agreed
upon time and price.  A
method to borrow money for
temporary purposes.                Y          Y           Y        Y        Y
--------------------------------------------------------------------------------

Key:
Y = investment allowed without restriction
N = investment not allowed
(1) The limitation on margin and premiums for futures and related options is 5% of a Fund's assets


--------------------------------------------------------------------------------
                                                                 Short
                                LargeCap              SmallCap    Term     Money
       Investments and         500 Index    MidCap     Index    Treasury  Market
     Investment Practices         Fund    Index Fund   Fund       Fund     Fund
--------------------------------------------------------------------------------

Illiquid Securities.
Typically there is no ready
market for these securities,
which inhibits the ability to
sell them and to obtain their
full market value, or there
are legal restrictions on
their resale by the Fund.         15%        15%         15%       N       10%
--------------------------------------------------------------------------------
Lending Securities.  A Fund
may lend securities to
financial institutions which
pay for the use of the
securities.  May increase
return.  Slight risk of
borrower failing financially.     25%        25%         25%      25%      25%
--------------------------------------------------------------------------------
Bank Obligations.  U.S.
dollar denominated bank
obligations, including
certificates of deposit,
bankers' acceptances, bank
notes, time deposits issued
by U.S. or foreign banks or
savings institutions having
total assets in excess of $1
billion.                          25%        25%         25%       N        Y
--------------------------------------------------------------------------------
U.S. Government Obligations:
   o  Issued or guaranteed
      by U.S. Government
   o  Issued or guaranteed
      by U.S. Government           Y          Y           Y        Y        Y
      agencies and
      instrumentalities            Y          Y           Y        N        Y
--------------------------------------------------------------------------------
Corporate Obligations:
   o   Commercial paper
   o   Corporate bonds
       Notes
   o   Other short-term
       obligations
   o   Variable Master Demand
       Notes
   o   Debentures                  Y          Y           Y        N        Y
--------------------------------------------------------------------------------
Asset-backed Securities.
Includes debt securities
backed by mortgages,
installment sales contracts
and credit card receivables.       N          N           N        N        Y
--------------------------------------------------------------------------------
Guaranteed Investment
Contracts.  Agreements of a
Fund to make payments to an
insurance company's general
account in exchange for a
minimum level of interest
based on an index.                 N          N           N        N        Y
--------------------------------------------------------------------------------

Key:
Y = investment allowed without restriction
N = investment not allowed

                  What are the Risks of Investing in the Funds?

All Funds

      Consistent with a long-term investment approach, investors in a Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, no Fund constitutes a balanced investment program and there is no guarantee that any Fund will achieve its investment objectives since there is uncertainty in every investment.

      A Fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. Certain Funds are authorized to use options, futures, and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

      The risks of various investment techniques the Funds use are described in more detail in the SAI.

Index Funds

      Investing in these Funds may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Funds invest mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Funds, can affect the Funds' performance. Your investment in the Funds is not guaranteed. The net asset value of the Funds will change daily and you might not recoup the amount you invest in the Funds.

      There are certain risks and costs involved in investing in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in U.S. investments. These considerations include the possibility of political instability (including revolution), future political and economic developments and dependence on foreign economic assistance. Investments in companies domiciled in foreign countries, therefore, may be subject to potentially higher risks than investments in the United States.

Short Term Treasury Fund

      The value of the Short Term Treasury Fund's shares, like the value of most fixed income securities, will rise and fall in response to changes in economic conditions, interest rates and the market's perception of the underlying securities held by the Fund. Investing in the Fund may be less risky than investing in individual Fixed Income Securities due to the diversification of investing in a portfolio containing many different Fixed Income Securities; however, such diversity does not eliminate all risks. The Fund invests mostly in Fixed Income Securities, whose values typically rise when interest rates fall and fall when interest rates rise. Fixed Income Securities with shorter maturities (time period until repayment) tend to be less affected by interest rate changes, but generally offer lower yields than securities with longer maturities. Current yield levels should not be considered representative of yields for any future time. Securities with variable interest rates may exhibit greater price variations than ordinary securities. Zero coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

Money Market Fund

      The Money Market Fund attempts to maintain a constant net asset value of $1.00 per share. However, your investment in the Fund is not guaranteed.

MidCap Index Fund and SmallCap Index Fund

      The Advisor believes that smaller companies can provide greater growth potential and potentially higher returns than larger firms. Investing in smaller companies, however, is riskier than investing in larger companies. The stock of smaller companies may trade infrequently and in lower volume. Smaller companies may have limited product lines, markets, financial resources and distribution channels, which makes them more sensitive to changing economic conditions. Stocks of smaller companies historically have had larger fluctuations in price than stocks of larger companies included in the S&P 500.

                                   PERFORMANCE

                    How is the Funds' Performance Calculated?

      There are various ways in which the Funds may calculate and report their performance.

      One method is to show a Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a Fund over a stated period of time and takes into account reinvested dividends. Cumulative total return most closely reflects the actual performance of a Fund.

      Average annual total return reflects the average percentage change in value of an investment of shares in the Funds from the beginning date of the measuring period to the end of the measuring period.

      Each Fund may also publish its current yield. Yield is the net investment income generated by a share of the Fund during a 30-day period divided by the maximum offering price per share on the 30th day.

      The current yield of shares in the Money Market Fund refers to the net income generated by an investment in shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

      You should be aware that (i) past performance does not indicate how a Fund will perform in the future; and (ii) each Fund's return and net asset value will fluctuate, so you cannot use a Fund's performance data to compare it to investments in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

      Each Fund may compare its performance to that of other mutual funds, such as the performance of mutual funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications such as Morningstar, Inc., Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications. Each Fund may also compare its total return to broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Funds may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                      Where Can I Obtain Performance Data?

      The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Fund's annual report dated December 31 of each year and semi-annual report dated June 30 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                               PURCHASES OF SHARES

      The following persons may purchase shares of the Funds:
      o     fiduciary and discretionary accounts of institutions
      o     high net worth individuals
      o institutional investors (including: banks, savings institutions, credit unions and other financial institutions, corporations, foundations, partnerships, pension and profit sharing and employee benefit plans and trusts and insurance companies, investment companies, investment advisors and broker-dealers acting for their own accounts or for the accounts of institutional investors)

                         What Price Do I Pay For Shares?

      Shares of the Funds are sold at net asset value per share next determined after receipt of a purchase order in proper form. Shares are sold without an initial or contingent deferred sales charge. The net value ("NAV") of each Fund (except the Money Market Fund) is determined as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on each day the NYSE is open for trading (a "Business Day"). The NAV of the Money Market Fund is determined as of 3:00 p.m. (Eastern time) and as of the close of trading on the NYSE on each Business Day. NAV is calculated by totaling the value of all of the assets of the Fund, subtracting the Fund's liabilities and expenses charged and dividing the result by the number of outstanding shares.

                           When Can I Purchase Shares?

      Shares of each Fund are sold on a continuous basis and can be purchased on any Business Day.

                    What is the Minimum Required Investment?

      The minimum initial investment for each Fund is as follows: $3,000,000 for the LargeCap 500 Index Fund; $1,000,000 for each of the MidCap Index Fund and the SmallCap Index Fund and $10,000,000 for each of the Short Term Treasury Fund and the Money Market Fund.

                           How Can I Purchase Shares?

      Purchase orders may be placed directly through the Distributor or the Transfer Agent or through arrangements with institutions. Payments for shares may be made by institutions in federal funds or other funds immediately available to the Sub-Custodian no later than 4:00 p.m. (Eastern time) on the next Business Day following receipt of the purchase order.

      You will not be issued a share certificate unless you request one in writing. We reserve the right to (i) reject any purchase order and (ii) suspend the offering of Shares for any period of time. You may pay for shares of each Fund with securities which the Fund is allowed to hold.

                              REDEMPTIONS OF SHARES

                  What Price Do I Receive for Redeemed Shares?

      The redemption price is the net asset value next determined after we receive the redemption request in proper order.

                            When Can I Redeem Shares?

      You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                            How Can I Redeem Shares?

      Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. Shares held by an institution on behalf of its Customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

                     When Will I Receive Redemption Amounts?

      If we receive a redemption order for a Fund before 4:00 p.m. (Eastern time) on a Business Day, we will normally wire payment to the redeeming institution on the next Business Day. We may delay wiring redemption proceeds for up to seven days if we feel an earlier payment would have a negative impact on the Fund.

                      STRUCTURE AND MANAGEMENT OF THE FUNDS

                          How are the Funds Structured?

      The Company is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. It is managed under the direction of its governing Board of Directors, which is responsible for the overall management of the Company and supervises the Funds' service providers. The Company is a Maryland corporation

                       Who Manages and Services the Funds?


      Investment Advisor. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chairman, indirectly owns or controls approximately 45% and Comerica Incorporated owns or controls approximately 44% of the partnership interests in the Advisor. As of December 31, 1997, the Advisor and its affiliates had approximately $45 billion in assets under management, of which $22.2 billion were invested in equity securities, $9 billion were invested in money market or other short-term instruments, $9.3 billion were invested in other fixed income securities, and $4.5 billion in non-discretionary assets.


      The Advisor provides overall investment management for the Funds, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

      The Advisor is entitled to receive an annual fee equal to .07% of the average daily net assets of the LargeCap 500 Index Fund, .15% of the average daily net assets of each of the MidCap Index Fund and SmallCap Index Fund and
 .20% of the average daily net assets of each of the Short Term Treasury Fund and Money Market Fund.

      The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor may make such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

      Administrator. State Street Bank and Trust Company ("State Street" or the "Administrator") is the Funds' administrator. The Administrator is located at 225 Franklin Street, Boston, Massachusetts 02110. The Administrator generally assists the Company in all aspects of its administration and operations, including the maintenance of financial records and fund accounting. State Street is entitled to receive fees at an annual rate of .0120% of the first $3 billion of the Funds' aggregate net assets; .01% of the next $3 billion and .0075% of the Funds' aggregate net assets in excess of $6 billion (with a minimum annual fee of $200,000) plus the lesser of 0.005% of net assets or $150,000 for up to ten funds, and $10,000 per fund in excess of ten funds.

      State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund. The Administrator pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

      Transfer Agent. First Data Investor Services Group, Inc. is the Funds' Transfer Agent. The Transfer Agent is a wholly-owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.


      Custodian and Sub-Custodian. Comerica Bank (the "Custodian") whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Funds. No compensation is paid to the Custodian for such services. Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers for certain shareholder services provided by Comerica to the Funds. State Street serves as Sub-Custodian to the Funds.

      Distributor. Funds Distributor, Inc. is the distributor of the Funds' shares and is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. It markets and sells the Funds' shares.


      For an additional description of the services performed by the Administrator, Transfer Agent, Custodian, Sub-Custodian and the Distributor, see the SAI.

                      What are My Rights as a Shareholder?

      All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Company as a whole and affecting your particular Fund. The Company will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Director. The SAI contains more information regarding voting rights.

      Comerica Bank currently has the right to vote a majority of the outstanding shares of the Funds as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Company.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                When Will I Receive Distributions from the Funds?

      Each Fund expects to pay dividends and distributions from the net income and net realized capital gains, if any, earned on investments held by the Fund. Dividends from net income are declared and paid quarterly for each Fund (except the Money Market Fund and the Short Term Treasury Fund). Dividends from net income are declared daily and paid monthly with respect to the Money Market Fund and are declared and paid monthly with respect to the Short Term Treasury Fund.

      Each Fund's net realized capital gains (including net short-term capital gains), if any, are distributed at least annually.

      Shareholders of the Money Market Fund whose purchase orders are received and become effective by 3:00 p.m. (Eastern time) on any day on which the NYSE is open for business receive dividends for that day. Shareholders of the Money Market Fund whose redemption orders have been received by 3:00 p.m. (Eastern time) on a Business Day will not receive dividends for that day, while shareholders whose redemption orders are received after 3:00 p.m. (Eastern time) on a Business Day will receive that day's dividends. Shareholders of Funds other than the Money Market Fund will not receive dividends for the day purchase orders are received, but will receive dividends for the day redemption orders are received. The above-stated dividend determination time with respect to redemptions is also applicable with respect to expedited redemption orders received by telephone.

      It is possible that a Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. To the extent that the amount of any such distribution exceeds your basis in your shares, you will treat the excess as gain from a sale or exchange of the shares.

                         How Will Distributions Be Made?

      The Funds will pay dividend and capital gains distributions in additional shares of a Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Fund at (800) 438-5789.

           Are There Tax Implications of My Investments in the Funds?

      In general, as long as each Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. Each Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, a Fund may still be liable for any excise tax on income that is not distributed in accordance with a calendar year requirement; the Funds intend to avoid the excise tax by making timely distributions.

      Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

      Capital gains derived from sales of portfolio securities held by a Fund will generally be designated as long-term or short-term. Distributions from a Fund's long-term capital gains are generally taxed at the long-term capital gains rates, regardless of how long you have owned shares in the Fund. Dividends derived from other sources are generally taxed as ordinary income.

      Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from each Fund in which you are a shareholder a statement of the amount and nature of the distributions made to you during the year.

      If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.

      Dividends and certain interest income earned from foreign securities by a Fund may be subject to foreign withholding or other taxes. A Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and will do so if possible. These deductions or credits may be subject to tax law limitations.

      If a Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares, even if it distributes such income to its shareholders. If a Fund elects to treat a PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above. The Funds may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC shares.

      More information about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and information about tax aspects of dispositions of shares of the Funds, is contained in the SAI. You should consult your tax advisor regarding the impact of owning Fund shares on your own personal tax situation, including the applicability of any state and local taxes.

                             ADDITIONAL INFORMATION

      Shareholder Communications. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

                                   APPENDIX A

Standard & Poor's Indexes

      "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard and Poor's 500", "500", "S&P MidCap 400", "Standard & Poor's MidCap 400", "400", "S&P SmallCap 600(R)", "Standard & Poor's SmallCap 600", and "600" are trademarks of McGraw-Hill Companies, Inc. ("McGraw-Hill") and have been licensed for use by the Company. Standard and Poor's Ratings Service ("S&P") is a division of McGraw-Hill.

      The Funds are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500, the S&P MidCap 400 or the S&P SmallCap 600 (together, the "Indexes") to track general stock market performance. S&P's only relationship to the Company is the licensing of certain trademarks and trade names of S&P and of the Indexes which are determined, composed and calculated by S&P without regard to the Company or the Funds. S&P has no obligation to take the needs of the Company or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

      S&P does not guarantee the accuracy and/or the completeness of the Indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Company, owners of the Funds, or any other person or entity from the use of the Indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

      The S&P 500 is an index of 500 common stocks, most of which trade on the NYSE. As of December 31, 1997, the S&P 500 represented approximately 70% of the market capitalization of publicly owned stocks in the United States.


      The S&P MidCap 400 is an index of 400 stocks which emphasizes medium capitalization companies. The market capitalization of an issuer in the S&P MidCap 400 generally ranges from $100 million to $9 billion. As of December 31, 1997, the S&P MidCap 400 represented approximately 8% of the market capitalization of publicly owned stocks in the United States.


      The S&P SmallCap 600 is an index of 600 stocks which emphasizes small capitalization companies. As of December 31, 1997, the S&P SmallCap 600 represented approximately 4% of the market capitalization of publicly owned stocks in the United States.

                                                           p r o s p e c t u s

                   L I Q U I D I T Y  P L U S  M O N E Y  M A R K E T  F U N D


                                                                   May 1, 1998



                                        Prospectus begins on the next page ...

Liquidity Plus Money Market Fund

--------------------------------------------------------------------------------

Liquidity Plus Money Market Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. (the "Company"), an open-end management investment company.

The Fund is a mutual fund that seeks to provide current interest income consistent with liquidity and stability of principal. The Fund invests substantially all of its assets in a diversified portfolio of money market instruments with remaining maturities of 397 days or less.

Munder Capital Management (the "Advisor") serves as investment advisor to the Fund.

This Prospectus explains the objective, policies, risks and fees of the Fund. You should read this Prospectus and retain it for future reference. A Statement of Additional Information ("SAI") describing the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Fund at (800) 438-5789. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the SAI and other information regarding the Fund.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured or guaranteed. An investment in the Fund involves investment risks, including possible loss of the principal amount invested.

Although the Fund seeks to maintain a constant net asset value of $1.00 per share, there can be no assurance that the Fund can do so on a continuing basis.

Shares of the Fund ("Shares") are sold only to Comerica Bank, its affiliate and subsidiary banks, and certain other Institutional Investors ("Institutional Investors"). Shares may be purchased by Institutional Investors for investment of their own funds, or for funds of their customer accounts ("Customer Accounts") for which they serve in a fiduciary, agency, or custodian capacity. Shares are sold and redeemed without the imposition of a purchase or redemption charge by the Fund, although Institutional Investors that are record owners of Shares for their Customer Accounts may charge their Customers separate account fees.

SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus is May 1, 1998.

--------------------------------------------------------------------------------

Table of Contents

                                                Page
Financial Information............................2
Fund Information.................................3
Purchases of Shares..............................6
Redemptions of Shares............................7
Structure and Management of Fund.................8
Dividends, Distributions and Taxes..............10
Performance.....................................11
Additional Information..........................12

--------------------------------------------------------------------------------

                              FINANCIAL INFORMATION

                             FUND OPERATING EXPENSES

The purpose of this table is to assist you in understanding the expenses charged directly to the Fund, which investors in the Fund will bear indirectly for the current fiscal year. Such expenses include payments to Directors, auditors, legal counsel and service providers (such as the Advisor), registration fees and distribution fees. The amount of "Other Expenses" in the table below is based on estimated expenses and projected assets for the current fiscal year. Any fees charged by institutions directly to customer accounts for services provided in connection with investments in shares of the Fund are in addition to the expenses shown in the table and in the Example shown below. Shares of the Fund are sold without an initial or contingent deferred sales charge to Comerica Bank, its affiliate and subsidiary banks, and certain other Institutional Investors.

ANNUAL OPERATING EXPENSES

(as a percentage of average net assets)
Advisory Fees ......................... 0.35%
12b-1 Fees ............................ 0.35%
Other Expenses ........................ 0.16%
                                        ----
Total Fund Operating Expenses.......... 0.86%
                                        ====

                                     EXAMPLE

      This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the time periods. This example is not a representation of past or future performance or operating expenses; actual performance or operating expenses may be larger or smaller than those shown.

            1 Year             3 Years            5 Years         10 Years
            ------             -------            -------         --------
              $9                $28                $48             $106

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

      The following financial highlights were audited by Ernst & Young LLP, independent auditors. This information should be read in conjunction with the Fund's most recent Annual Report, which is incorporated by reference into the SAI. You may obtain a copy of the Annual Report without charge by calling (800) 438-5789.


                                                                    Period Ended
                                                                     12/31/97(a)
                                                                     -----------
Net asset value, beginning of period .............................     $1.00
                                                                     -------
Income from investment operations:
    Net investment income ........................................     0.030
                                                                     -------
    Total from investment operations .............................     0.030
                                                                     -------
Less distributions:
     Distributions from net investment income ....................    (0.030)
                                                                     -------
     Total distributions .........................................    (0.030)
                                                                     -------
Net asset value, end of period ...................................     $1.00
                                                                     =======
    Total Return (b) .............................................      2.59%
                                                                     =======
Ratios to average net asset/supplemental data:
     Net assets, end of period (in 000's) ........................   $56,636
     Ratio of operating expenses to average net assets ...........      0.86%(c)
     Ratio of net investment income to average net assets ........      4.29%(c)
     Ratio of operating expenses to average net assets
     without expenses reimbursed .................................      0.86%(c)

----------
(a)  The Fund commenced operations on June 4, 1997.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.


                               FUND INFORMATION


      This section summarizes the Fund's principal investments. The sections entitled "What are the Fund's Investments and Investment Practices?" and "What are the Risks of Investing in the Fund?" and the SAI give more information about the Fund's investment techniques and risks.


      Goal and Principal Investments. The goal of the Fund is to provide current interest income consistent with liquidity and stability of principal.

      The Fund invests its assets in a broad range of short-term, high quality U.S. dollar-denominated instruments such as government, bank, and commercial paper obligations available in the money markets.

                             Who May Want To Invest?

      The Fund is designed for investors who desire a high level of income, liquidity and stability of principal.

--------------------------------------------------------------------------------

            What are the Fund's Investments and Investment Practices?

      The Fund may invest in Cash Equivalents, which are high-quality, short-term money market instruments including, among other things, commercial paper, including variable amount master demand notes, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities.

      The Fund may invest in U.S. dollar-denominated Bank Obligations, including certificates of deposit, bankers' acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Investments by the Fund in the obligations of foreign banks and foreign branches of domestic banks will not exceed 25% of the Fund's total assets at the time of investment. Foreign bank obligations include Eurodollar Certificates ("ECDs"), Eurodollar Time Deposits ("ETDs"), Canadian Time Deposits ("CTDs"), Schedule Bs, Yankee Certificates of Deposit ("Yankee CDs") and Yankee Bankers' Acceptances ("Yankee BAs").

      The Fund may enter into Repurchase Agreements. Under a repurchase agreement, the Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation.

      The Fund may invest in Reverse Repurchase Agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements are used to borrow money for temporary purposes.

      The Fund may buy shares of registered Money Market Funds. The Fund will bear a portion of the expenses of any investment company whose shares it purchases, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses. The Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

      The Fund may purchase Fixed Income Securities. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed income securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate.

      The Fund may purchase U.S. Government Securities, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

      Subject to applicable maturity and credit criteria, the Fund may purchase Asset-Backed Securities which are securities backed by mortgages, installment sales contracts, credit card receivables or other assets.

--------------------------------------------------------------------------------

      The Fund may purchase Stripped Securities. Stripped securities include participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATS), U.S. Treasury-issued receipts and non-U.S. Treasury receipts.

      The Fund may purchase Variable and Floating Rate Instruments which may have stated maturities in excess of the Fund's maturity limitations but are deemed to have shorter maturities because the Fund can demand payment of the principal of the instrument at least once within such periods on not more than thirty days' notice. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rate.

      The Fund may invest up to 5% of its assets in Municipal Obligations which are payable from the issuer's general revenues, the revenue of a specific project, current revenues or a reserve fund.

      The Fund may invest in Guaranteed Investment Contracts ("GICs"). GICs are agreements of the Fund to make payments to an insurance company's general account in exchange for a minimum level of interest based on an index.

      The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. Although the price to be paid by the Fund is set at the time of the agreement, the Fund usually does not pay for securities until they are received. The value of the securities may change between the time the price is set and the time the price is paid. When the Fund purchases securities for future delivery, the Fund's custodian will set aside cash or liquid securities to "cover" the Fund's position. The Fund does not intend to purchase securities for future delivery for speculative purposes.

      The Fund may invest up to 25% of its assets in U.S. dollar-denominated Foreign Securities such as debt obligations issued by foreign governments and their agencies, instrumentalities or political subdivisions, supranational organizations, and foreign corporations or convertible into foreign stock.

      The Fund may invest up to 10% of the value of its net assets in Illiquid Securities. Illiquid securities are securities for which there is no ready market, which inhibits the ability to sell them and obtain their full market value, or which are legally restricted as to their resale by the Fund.

      The Fund will invest primarily in Eligible Securities (as defined by the SEC) with remaining maturities of 397 days or less as defined by the SEC (although securities subject to repurchase agreements, variable and floating rate securities and certain other securities may bear longer maturities), and the dollar-weighted average portfolio maturity of the Fund will not exceed 90 days. Eligible securities consist of securities that are determined by the Advisor, under guidelines established by the Board of Directors, to present minimal credit risk. The Fund may also hold uninvested cash pending investment of late payments for purchase orders or during temporary defensive periods.

      The Fund may Lend Securities to broker-dealers and other financially sound institutional investors who will pay the Fund for the use of the securities, thus potentially increasing the Fund's return. The borrower must set aside cash or liquid securities equal to the value of the securities borrowed at all times during the term of the loan. Loans may not exceed 25% of the value of the Fund's total assets.

      The Fund may Borrow Money in an amount up to 33 1/3% of its assets for temporary purposes. This is a "fundamental" policy which only can be changed by shareholders. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

--------------------------------------------------------------------------------

      The Fund is classified as a "diversified fund." With respect to 75% of the Fund's assets, it cannot invest more than 5% of its assets in a single issuer (other than the U.S. Government and its agencies and instrumentalities). In addition, the Fund cannot invest more than 25% of its assets in a single issuer. This is a "fundamental" policy which can only be changed by shareholders. However, as an operating policy the Fund intends to adhere to the 5% limitation with regard to 100% of its portfolio. The Fund may invest more than 25% of its assets in domestic bank certificates of deposit, bankers' acceptances, U.S. Government Securities, and repurchase agreements secured by such obligations.

                  What are the Risks of Investing in the Fund?

      By itself, the Fund does not constitute a balanced investment program and there is no guarantee that the Fund will achieve its investment objective since there is uncertainty in every investment.

      The Fund attempts to maintain a constant net asset value of $1.00 per share. However, your investment in the Fund is not guaranteed. Although the Fund expects under normal market conditions to be as fully invested as possible, the Fund may hold uninvested cash pending investment of late payment for purchase orders (or other payments) or during temporary defensive periods. Uninvested cash will not earn income.

      To the extent that the Fund invests in illiquid securities, the Fund risks not being able to sell such securities at the time and the price that it would like. The Fund may therefore have to lower the price, sell substitute securities or forego an investment opportunity, each of which might adversely affect the Fund.

      Risks involved in lending securities include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower fails financially.

      There are certain risks and costs involved in investing in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in U.S. investments. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and record keeping requirements.

      The risks of the various investment techniques are described in further detail in the SAI.

                               PURCHASES OF SHARES

      Institutional Investors that have entered into agreements with the Company to provide shareholder services for Customer Accounts may purchase shares of the Fund.

                         What Price Do I Pay for Shares?

      Shares of the Fund are sold at net asset value next determined by the Fund without any initial or contingent sales charge. The Fund determines its net asset value ("NAV") as of 12:00 noon (Eastern time) and as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) on each day the NYSE is open for trading (a "Business Day"). Net asset value for the Fund is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of outstanding shares of the Fund.

                           When Can I Purchase Shares?

      Shares of the Fund are sold on a continuous basis and can be purchased on any Business Day.

                           How Can I Purchase Shares?

      All share purchases on behalf of a Customer Account are effected through procedures established in connection with the requirements of the account. Confirmations of share purchases will be sent to the institution involved. Institutional Investors (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their Customers, and will reflect their Customers' beneficial ownership of shares in the account statements provided by them to their Customers.

      Provided their procedures are compatible with the purchase and redemption operations of the Fund, Institutional Investors may purchase shares of the Fund on behalf of their Customers through automatic "sweeping" and other programs established by the Institutional Investors. There is no minimum for initial or subsequent investments.

      Purchase orders by an institution for shares of the Fund must be received, together with payment, by Funds Distributor, Inc. (the "Distributor") or First Data Investor Services Group, Inc. (the "Transfer Agent") by 12:00 noon (Eastern time) on any Business Day. A purchase order received by the Distributor or by the Transfer Agent after such time will not be accepted; notice will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

      It is the responsibility of the institution to transmit orders for purchases by their customers and to deliver required funds on a timely basis. If funds are not received within the periods described above, the order will be canceled, notice will be given, and the institution will be responsible for any loss to the Fund or its shareholders. Institutions may charge certain account fees depending on the type of account the investor has established with the institution.

      You may pay for shares of the Fund with securities which the Fund is allowed to hold, subject to approval by the Advisor.

      We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Fund's best interest to do so and (ii) suspend the offering of shares for any period of time. The issuance of shares is recorded on the books of the Fund, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

                              REDEMPTIONS OF SHARES

                  What Price Do I Receive for Redeemed Shares?

      The redemption price is the net asset value next determined after the Transfer Agent receives the redemption order.

--------------------------------------------------------------------------------

                            When Can I Redeem Shares?

      You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. The Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                            How Can I Redeem Shares?

      Shares may be redeemed pursuant to arrangements between institutions and investors. It is the responsibility of an institution to transmit redemption orders to the Transfer Agent and to credit its Customer Accounts with the redemption proceeds on a timely basis. The Company intends to pay cash for all Shares redeemed, but in unusual circumstances may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur transaction costs in converting such securities to cash.

                     When Will I Receive Redemption Amounts?

      If a redemption order for shares of the Fund is received by the Transfer Agent before 12:00 noon (Eastern time) on a Business Day, payment is normally wired on the same Business Day; if a redemption order is received by the Transfer Agent between 12:00 noon (Eastern time) and 4:00 p.m. (Eastern time) on a Business Day, payment is normally wired on the next Business Day. The Company reserves the right to delay the wiring of redemption proceeds for up to seven days after it receives a redemption order if, in the judgment of the Advisor, an earlier payment could adversely affect the Fund.

                      STRUCTURE AND MANAGEMENT OF THE FUND

                           How is the Fund Structured?

      The Company is managed under the direction of the Board of Directors, which is responsible for the overall management of the Company and supervises the Fund's service providers. The Company is a Maryland corporation.

                       Who Manages and Services the Fund?


      Investment Advisor. The Fund's investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chairman, indirectly owns or controls approximately 45% and Comerica Incorporated owns or controls approximately 44% of the partnership interests in the Advisor. As of December 31, 1997, the Advisor and its affiliates had approximately $45 billion in assets under active management, of which $22.2 billion were invested in equity securities, $9 billion were invested in money market or other short-term instruments, $9.3 billion were invested in other fixed income securities, and $4.5 billion in non-discretionary assets.


      The Advisor provides overall investment management for the Fund, provides research and credit analysis, is responsible for all purchases and sales of portfolio securities, maintains books and records with respect to the Fund's securities transactions and provides periodic and special reports to the Board of Directors.

      The Advisor is entitled to receive an annual fee equal to .35% of average daily net assets of the Fund.

--------------------------------------------------------------------------------

      The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing. Such payments are made out of the Advisor's own resources and do not involve additional costs to the Fund or its shareholders.

      Administrator. State Street Bank and Trust Company ("State Street" or the "Administrator") serves as administrator for the Fund. The Administrator is located at 225 Franklin Street, Boston, Massachusetts 02110. The Administrator generally assists the Fund in all aspects of its administration and operations, including the maintenance of financial records and fund accounting.

      As compensation for its services, State Street is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor and for which State Street provides services, computed daily and payable monthly at the annual rate of 0.113% on the first $2.8 billion of net assets, plus 0.103% on the next $2.2 billion of net assets, plus 0.101% on the next $2.5 billion of net assets, plus 0.095% on the next $2.5 billion of net assets, plus 0.080% on the next $2.5 billion of net assets, plus 0.070% on all net assets in excess of $12.5 billion (with a $75,000 minimum fee per annum in the aggregate for all portfolios with respect to the Administrator). State Street is also entitled to reimbursement for out-of-pocket expenses. State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund. The Administrator pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

      Transfer Agent. First Data Investor Services Group, Inc. ("First Data"), whose principal business address is 53 State Street, Boston, Massachusetts 02109 serves as transfer agent and dividend disbursing agent. First Data is a wholly-owned subsidiary of First Data Corporation. Shareholder inquiries may be direct to First Data at P.O. Box 5130, Westborough, Massachusetts 01581-5130.


      Custodian and Sub-Custodian. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Fund. No compensation is paid to the Custodian for such services. Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica and its customers for certain shareholder services provided by Comerica to the Fund. State Street serves as Sub-Custodian to the Fund.

      Distributor. Funds Distributor, Inc. (the "Distributor") is the distributor of the Fund's shares. The distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. It markets and sells the Fund's shares.


      The Fund has adopted a Distribution and Service Plan, pursuant to which the Fund uses its assets to finance activities relating to the distribution of its shares to investors and the provision of certain shareholder services (the "Plan"). Under the Plan, the Distributor is paid a service fee at an annual rate of 0.25% of the value of the average daily net assets of the Fund. The Distributor is also paid a distribution fee at an annual rate of 0.10%, of the value of the average daily net assets of the Fund.

      Under the Plan, the Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the Distributor itself) and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. These services include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund.

      The Plan permits payments to be made by the Fund to the Distributor for expenditures incurred by it in connection with the distribution of Fund shares to investors and the provision of certain shareholder services, including but not limited to the payment of compensation, including incentive compensation, to Service

--------------------------------------------------------------------------------

Organizations to obtain various distribution related services for the Fund. The Distributor is also authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of the Fund. In addition, the Plan authorizes payments by the Fund of the cost of preparing, printing and distributing Fund prospectuses and statements of additional information to prospective investors and of implementing and operating the Plan. Distribution expenses also include an allocation of overhead of the Distributor and accruals for interest on the amount of distribution expenses incurred by the Distributor.

      The Distributor expects to pay or arrange for payment of sales commissions to dealers authorized to sell shares, all or a part of which may be paid at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement pursuant to the Plan. Because the payment of distribution and service fees with respect to shares of the Fund is subject to the 0.35% limitation described above and will therefore be spread over a number of years, it may take the Distributor a number of years to recoup sales commissions paid by it to dealers and other distribution and service related expenses from the payments received by it from the Fund pursuant to the Plan.

      The Plan may be terminated at any time. The Plan provides that amounts paid as prescribed by the Plan at any time may not cause the limitation on such payments established by the Plan to be exceeded. The amount of daily compensation payable to the Distributor with respect to each day will be accrued each day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual.

      Payments under the Plans are not tied exclusively to the distribution and/or shareholder service expenses incurred by the Distributor and the payments may exceed distribution and/or service expenses actually incurred. The Company's Board of Directors evaluates the appropriateness of the Plan and its payment terms on a continuous basis and in so doing will consider all relevant factors, including expenses incurred by the Distributor and the amount received under the Plan.

                      What are My Rights as a Shareholder?

      All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Company as a whole and affecting your particular Fund. The Company will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Director. The SAI contains more information regarding voting rights.

      Comerica Bank currently has the right to vote a majority of the outstanding shares of the Fund as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Company.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                       When Will I Receive Distributions?

      The net investment income of the Fund is declared daily and distributed monthly as a dividend to its shareholders. Capital gains distributions, if any, will be made at least annually. Shareholders of the Fund whose purchase orders are received and executed by 12:00 noon (Eastern time) receive dividends for that day. Shareholders whose redemption orders who have been received by 12:00 noon (Eastern time) will not receive dividends for that day, while shareholders whose redemption orders are received after 12:00 noon (Eastern time) will receive that day's dividends.

--------------------------------------------------------------------------------

                         How Will Distributions Be Made?

      Dividends are distributed monthly in the form of additional shares of the Fund, or, if specifically requested (in writing) by the shareholder from the Fund's Transfer Agent prior to the distribution date, in cash.

         Are There Any Tax Implications of My Investments in the Funds?

      In general, as long as the Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. The Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, a Fund may still be liable for an excise tax on income that is not distributed in accordance with a calendar year requirement; the Fund intends to avoid the excise tax by making timely distributions.

      Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional shares of the Fund. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

      The Fund does not expect to realize any net long-term capital gains and, therefore, does not currently foresee paying any capital gains.

      Corporate investors should note that dividends from the Fund's net investment income will generally not qualify for the dividends-received deduction for corporations.

      Dividends declared in October, November or December but not paid until January of the following year will be considered to be paid on December 31 of the year in which the dividend was declared.

      Shortly after the end of the year, you will receive from the Fund a statement of the amount and nature of the distributions made to you during the year.

      More information about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and information about tax aspects of dispositions of shares of the Fund, is contained in the SAI. You should consult your tax advisor regarding the impact owning shares of the Fund on your own tax situation, including the applicability of any state and local taxes.

                                   PERFORMANCE

                    How is the Fund's Performance Calculated?

      The Fund may publish its current yield. Yield is the net investment income generated by a share of the Fund during a 30-day period divided by the maximum offering price on the 30th day.

      The current yield of shares in the Fund refers to the net income generated by an investment in shares over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

--------------------------------------------------------------------------------

      You should be aware that (i) past performance does not indicate how the Fund will perform in the future; and (ii) the Fund's return and net asset value will fluctuate, so you cannot necessarily use a Fund' performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

      The Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. The Fund may also compare its performance to broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Fund may report how it is performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                             ADDITIONAL INFORMATION

      Shareholder Communications. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Fund. In addition, you will receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

                              ST. CLAIR FUNDS, INC.
                                480 Pierce Street
                           Birmingham, Michigan 48009
                            Telephone (800) 438-5789

                                   PROSPECTUS

      St. Clair Funds, Inc. (the "Company") is an open-end investment company (a mutual fund) that currently offers a selection of investment portfolios. This Prospectus describes five of the investment portfolios offered by the Company (the "Funds"):

                  Munder S&P 500 Index Equity Fund
                  Munder S&P MidCap Index Equity Fund
                  Munder S&P SmallCap Index Equity Fund
                  Munder Aggregate Bond Index Fund
                  Munder Foreign Equity Fund

      Shares of the Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts, subject to obtaining regulatory approval ("Contracts") issued by various life insurance companies (the "Insurers"). The Prospectus(es) for the specific Contract(s) should be read in conjunction with this Prospectus.

      Munder Capital Management (the "Advisor") serves as investment advisor to the Funds.

      This Prospectus contains the information that a prospective investor should know before investing in the Funds. Investors are encouraged to read this Prospectus and retain it for future reference. A Statement of Additional Information dated May 1 1998, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained free of charge by calling the Company at (800) 438-5789. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Funds.

      Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Funds involves investment risks, including the possible loss of the principal amount invested.

SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   The date of this Prospectus is _____, 1998.

                              TABLE OF CONTENTS


                                                                        Page
                                                                        ----
The Funds
      Investment Objectives and Policies..................................3
      Portfolio Instruments and Practices and Associated Risk Factors.....6
      Investment Limitations.............................................13
      Purchase and Redemption of Shares..................................13
      Dividends and Distributions........................................13
Other Information
      Net Asset Value....................................................14
      Management.........................................................14
      Taxes..............................................................16
      Description of Shares..............................................17
      Performance........................................................18


      No person has been authorized to give any information, or to make any representations not contained in this Prospectus, or in the Funds' Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Company or Huntleigh Fund Distibutors, Inc., ("the "Distributor"). This Prospectus does not constitute an offering by the Company or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                   THE COMPANY

      Each of the Funds is a series of shares issued by the Company, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company's principal office is located at 480 Pierce Street, Birmingham, Michigan 48009 and its telephone number is (800) 438-5789.

                       INVESTMENT OBJECTIVES AND POLICIES

      This Prospectus describes the following Funds offered by the Company:
Munder S&P 500 Index Equity Fund ("LargeCap Index Fund"), Munder S&P MidCap Index Equity Fund ("MidCap Index Fund"), Munder S&P SmallCap Index Equity Fund ("SmallCap Index Fund"), Munder Aggregate Bond Index Fund ("Bond Index Fund") and Munder Foreign Equity Fund ("Foreign Fund"). Investing in shares of any Fund should not be considered a complete investment program, but an important segment of a well-diversified investment program.

LargeCap Index Fund

      The investment objective of the LargeCap Index Fund is to provide price performance and income that is comparable to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an index which emphasizes large capitalization companies. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange Inc. ("NYSE"). As of December 31, 1997, the S&P 500 represented approximately 70% of the market capitalization of publicly owned stocks in the United States. Although the Fund may not hold securities of all 500 issuers included in the S&P 500, it will normally hold the securities of at least 80% of such issuers. Stock selections are based primarily on market capitalization and industry weightings. The Fund may also invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities traded on the American Stock Exchange that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of certain S&P indices. See "Portfolio Instruments and Practices and Associated Risk Factors-Investment Company Securities." The Fund seeks quarterly performance within a .95 correlation with the S&P 500. The Fund's ability to achieve performance comparable to that of the S&P 500 may be affected by, among other things, transaction costs; administration and other expenses incurred by the Fund; changes in the composition of the S&P 500; and the timing and amount of investor purchases and redemptions.

      The Fund is managed through the use of a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P 500 through statistical procedures. As a result, the Advisor does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.

      In addition to investing in stocks, the LargeCap Index Fund is also authorized to invest in high quality short-term fixed income securities as cash reserves or for temporary defensive purposes. The Fund may also invest in stock index futures contracts and options on stock indices and stock index futures contracts. See "Portfolio Instruments and Practices and Associated Risk Factors" for a description of investment practices of the Fund.

MidCap Index Fund

      The investment objective of the MidCap Index Fund is to provide price performance and income that is comparable to the Standard & Poor's MidCap 400 Index ("S&P MidCap 400"), an index which emphasizes medium capitalization companies. As of December 31, 1997, the S&P MidCap 400 represented approximately 8% of the market capitalization of publicly owned stocks in the United States. Although the Fund may not hold securities of all 400 issuers included in the S&P MidCap 400, it will normally hold the securities of at least 80% of such issuers. Stock selections are based primarily on market capitalization and industry weightings. The Fund may also invest in SPDRS. See "Portfolio Instruments and Practices and Associated Risk Factors-Investment Company Securities." The Fund seeks quarterly performance within a .95 correlation with the S&P MidCap 400. The Fund's ability to achieve performance comparable to that of the S&P MidCap 400 may be affected by, among other things, transaction costs; administration and other expenses incurred by the Fund; changes in the composition of the S&P MidCap 400; and the timing and amount of investor purchases and redemptions.

      The Fund is managed through the use of a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P MidCap 400 through statistical procedures. As a result, the Advisor does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.

      Medium capitalization companies typically are subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, securities of medium capitalization companies are traded in lower volume than those issued by larger companies and may be more volatile. As a result, the Fund may be subject to greater price volatility than a fund consisting of larger capitalization stocks.

      In addition to investing in stocks, the MidCap Index Fund is also authorized to invest in high quality short-term fixed income securities as cash reserves or for temporary defensive purposes. The Fund may also invest in stock index futures contracts and options on stock indices and stock index futures contracts. See "Portfolio Instruments and Practices and Associated Risk Factors" for a description of investment practices of the Fund.

SmallCap Index Fund

      The investment objective of the SmallCap Index Fund is to provide price performance and income that is comparable to the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600"), an index which emphasizes small capitalization companies. As of December 31, 1997, the S&P SmallCap 600 represented approximately 4% of the market capitalization of publicly owned stocks in the United States. Although the Fund may not hold securities of all 600 issuers included in the S&P SmallCap 600, it will normally hold the securities of at least 80% of such issuers. Stock selections are based primarily on market capitalization and industry weightings. The Fund seeks quarterly performance within a .95 correlation with the S&P SmallCap 600. The Fund's ability to achieve performance comparable to that of the S&P SmallCap 600 may be affected by, among other things, transaction costs; administration and other expenses incurred by the Fund; changes in the composition of the S&P SmallCap 600; and the timing and amount of investor purchases and redemptions.

      The Fund is managed through the use of a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P SmallCap 600 through statistical procedures. As a result, the Advisor does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis.

      Smaller capitalization companies typically are subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, securities of smaller capitalization companies are traded in lower volume than those issued by larger companies and may be more volatile. As a result, the Fund may be subject to greater price volatility than a fund consisting of larger capitalization stocks.

      In addition to investing in stocks, the SmallCap Index Fund is also authorized to invest in high quality short-term fixed income securities as cash reserves or for temporary defensive purposes. The Fund may also invest in stock index futures contracts and options on stock indices and stock index futures contracts. See "Portfolio Instruments and Practices and Associated Risk Factors" for a description of investment practices of the Fund.

Bond Index Fund

      The investment objective of the Bond Index Fund is to provide investment exposure and income which generally correspond to the Lehman Brothers Aggregate Bond Index ("Aggregate Bond Index"). The Aggregate Bond Index is a broad market weighted index which encompasses three major classes of investment grade fixed-income securities in the United States: U.S. Treasury and agency securities, corporate bonds and international (dollar-denominated) bonds, and mortgage-backed securities, all with maturities of greater than one year. The Bond

Index Fund will be constructed to approximately match the composition of the Aggregate Bond Index and seeks performance within a .95 correlation to the Aggregate Bond Index.

      The Aggregate Bond Index Includes fixed-rate debt issues rated investment grade or higher by Moody's Investor Service, Inc. ("Moody's"), Standard and Poor's Corporation, or Fitch Investors' Service. All issues have at least one year maturity and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for all others.

      The Fund is managed through the use of a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the Aggregate Bond Index through statistical procedures. As a result, the Advisor does not employ traditional methods of fund investment management, such as selecting securities on the basis of economic, financial and market analysis. The Fund may temporarily hold securities in other categories, including bankers acceptances, certificates of deposit and commercial paper that the Advisor may determine to be a suitable investment to achieve the stated objective for the Fund. The Fund may also invest in bond index futures contracts and options on bond indices and bond index futures contracts. The Fund is authorized to invest in high quality short-term fixed income securities as cash reserves or for temporary defensive purposes. See "Portfolio Investments and Practices and Associated Risk Factors" for a description of investment practices of the Fund.

Foreign Fund

      The investment objective of the Foreign Fund is to provide a long-term appreciation by investing primarily in the common stock of foreign issuers and American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. The Fund will emphasize companies with a market capitalization of at least $100 million. In selecting issuers, the Advisor may consider, among other factors, the location of the issuer, its competitive stature, the issuer's past record and future prospects for growth, and the marketability of its securities.

      The eligible universe of investments for the Fund will consist of common stock and ADRs of foreign incorporated companies trading in the following exchanges or markets: NYSE, American Stock Exchange ("AMEX"), NASDAQ National Market System ("NASDAQ") and the United States over-the-counter market ("OTC") (the "Eligible Universe").

      On a continuing basis, but at least annually, the Advisor creates a list of securities eligible for purchase by the Fund (the "Eligible List"). The Advisor then calculates the adjusted market capitalization of all securities in the Eligible Universe. The securities will then be sorted in descending order of adjusted market capitalization. The securities in the Eligible Universe with a market capitalization greater than $100 million will constitute the Eligible List for the next 12-month period. On a regular basis, securities will be added to the Eligible Universe as new ADR facilities and exchange listings occur, provided these new listings meet the other stated eligibility requirements. There will be no fixed limit as to the number of securities that the Fund can hold.

      The securities purchased by the Fund will be selected from the Eligible List. These securities will be held in proportion to their individual market capitalization as a percentage of the market capitalization of the entire Fund portfolio. Market capitalization of a stock will be computed by multiplying the market price of the stock by the number of shares outstanding, adjusted for control blocks. A control block is defined as a block of stock owned by another corporation. The primary sources of information regarding the existence and size of control blocks will be the S&P Stock Reports and the Morgan Stanley Capital International Perspective. Control blocks will be updated each time the Eligible List of securities is created or an issuer is added to the Eligible Universe. A security held in the Fund's portfolio may be retained even if such security is no longer included on the Eligible List.

      In addition to investing in stocks, the Fund may, for the purpose of hedging its portfolio, purchase and write put and call options on foreign stock indices listed on domestic stock exchanges. The Fund may also invest in convertible securities, stock index futures contracts, options on stock index futures contracts and, to a limited extent, warrants. The Fund is also authorized to invest in high quality short-term fixed income securities as cash reserves or for temporary defensive purposes. See "Portfolio Instruments and Practices and Associated Risk Factors -- Foreign Securities."

Standard & Poor's Indexes

      "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard and Poor's 500", "500", "S&P MidCap 400", "Standard & Poor's MidCap 400", "400", "S&P SmallCap 600(R)", "Standard & Poor's 600", and "600" are trademarks of McGraw-Hill Companies, Inc. ("McGraw-Hill") and have been licensed for use by the Company. Standard and Poor's Ratings Service ("S&P") is a division of McGraw-Hill.

      The Funds are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500, the S&P MidCap 400 or the S&P SmallCap 600 (together, the "Indexes") to track general stock market performance. S&P's only relationship to the Company is the licensing of certain trademarks and trade names of S&P and of the Indexes which are determined, composed and calculated by S&P without regard to the Company or the Fund. S&P has no obligation to take the needs of the Company or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

      S&P does not guarantee the accuracy and/or the completeness of the Indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Company, owners of the Funds, or any other person or entity from the use of the Indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Information Regarding All Funds

      Each Fund may also lend its portfolio securities and borrow money for investment purposes (i.e., "leverage" its portfolio). In addition, each Fund may enter into transactions in options on securities, securities indices and futures contracts and related options. When deemed appropriate by the Advisor, a Fund may invest cash balances in repurchase agreements and may invest in other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes. These investment techniques are described below and under the heading "Investment Objectives and Policies" in the Statement of Additional Information.

      When the Advisor believes that market conditions warrant, a Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars. See "Portfolio Instruments and Practices and Associated Risk Factors-Liquidity Management."

                     PORTFOLIO INSTRUMENTS AND PRACTICES AND
                             ASSOCIATED RISK FACTORS

      Investment strategies that are available to the Funds are set forth below. Additional information concerning certain of these strategies and their related risks is contained in the Statement of Additional Information.

      Equity Securities. "Equity securities," as used in this Prospectus, refers to common stock, preferred stock, and warrants or rights to subscribe to or purchase such securities and sponsored or unsponsored ADRs. Securities considered for purchase by the Funds may be listed or unlisted, and may be issued by companies with various levels of market capitalization.

      Each Fund (other than the Bond Index Fund) may invest up to 5% of its net assets at the time of purchase in warrants and similar rights (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. Each Fund (other than the Bond Index Fund) may invest in convertible preferred stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

      As mutual funds investing primarily in common stocks, the LargeCap Index Fund, MidCap Index Fund, SmallCap Index Fund and Foreign Fund are subject to market risk--i.e., the possibility that common stock prices will decline over short or even extended periods. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.

      Foreign Securities. There are certain risks and costs involved in investing in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in U.S. investments. These considerations include the possibility of political instability (including revolution), future political and economic developments and dependence on foreign economic assistance. Investments in companies domiciled in foreign countries, therefore, may be subject to potentially higher risks than investments in the United States.

      The Bond Index Fund may invest in international dollar-denominated bonds and non-domestic bank obligations including Yankee bonds, which are dollar denominated bonds issued in the U.S. by foreign banks and corporations; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar denominated Certificates of Deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Banker's Acceptances ("Yankee Bas"), which are U.S. dollar denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the U.S.

      The Foreign Fund may invest in foreign securities of companies domiciled in countries with emerging economies located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and emerging market countries may lack the social, political and economic stability characteristic of more developed countries.

      In addition, many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.

      The economies of most emerging markets and Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities of issuers domiciled in such countries.

      Depositary Receipts. ADRs are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities, as discussed above. For purposes of the Funds' investment policies, a Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.

      Futures Contracts and Options. The Funds may invest in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets.

      Futures contracts obligate a Fund, at maturity, to take or make delivery of certain securities or the cash value of a bond or securities index. When interest rates are rising, futures contracts can offset a decline in value of the Fund's portfolio securities. When rates are falling, these contracts can secure higher yields for securities the Fund intends to purchase.

      The Funds may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of a Fund's portfolio securities is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable requirements of the SEC.

      In addition, the Funds may write covered call options, buy put options, buy call options and write secured put options on particular securities or various stock indices for investment or hedging purposes. Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

      The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include:
(1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) inability to close out certain hedged positions to avoid adverse tax consequences; (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (6) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (7) particularly in the case of privately-negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave a Fund worse off than if it had not entered into the position. For a further discussion, see "Fund Investments" and the Appendix in the Statement of Additional Information.

      When a Fund invests in a derivative instrument, it may be required to segregate cash and other liquid portfolio securities to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as a Fund maintains the positions requiring segregation or cover. Segregating assets could diminish a Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

      The Funds are not commodity pools, and all futures transactions engaged in by a Fund must constitute bona fide hedging or other permissible transactions in accordance with the rules and regulations promulgated by the Commodity Futures Trading Commission. Successful use of futures and options is subject to special risk considerations.

      For a further discussion see "Additional Information on Fund Investments" and the Appendix to the Statement of Additional Information.

      Corporate Obligations. The Bond Index Fund may purchase corporate bonds and commercial paper that meet the applicable quality and maturity limitations. The Bond Index Fund will purchase only those securities which are considered to be investment grade or better (within the four highest rating categories of S&P or Moody's or, if unrated, of comparable quality). Obligations rated "Baa" by Moody's lack outstanding investment characteristics and have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of obligations rated "BBB" by S&P to pay interest and repay principal than in the case of higher grade obligations. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund to sell such security. However, the Advisor will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. To the extent that the ratings given by Moody's, S&P or another nationally recognized statistical rating organization ("NRSRO") for securities may change as a result of changes in the rating systems or because of corporate reorganization of such rating organizations, the Fund will attempt to use comparable ratings as standards for its investments in accordance with investment objective and policies of the Fund. Descriptions of each rating category are included as Appendix A to the Statement of Additional Information.

      Asset-Backed Securities. Subject to applicable credit criteria, the Bond Index Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments which, in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant housing markets. In calculating the average weighted maturity of the Bond Index Fund, the maturity of mortgage-backed instruments will be based on estimates of average life. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. To the extent that the Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.

      Presently there are several types of mortgage-backed securities or guaranteed by U.S. Government agencies, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rate interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Insurers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits, or REMICs. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PAC") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes. The Fund will not purchase "residual" CMO interests, which normally exhibit the greatest price volatility.

      Stripped Securities. The Bond Index Fund may purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATS) and also may purchase Treasury receipts and other stripped securities which represent beneficial ownership interests in either future interest payments or the future principal payments on U.S. Government Obligations. These instruments are issued at a discount to their "face value" and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Stripped securities will normally be considered illiquid investments and will be acquired subject to the limitation on illiquid investments unless determined to be liquid under guidelines established by the Board of Directors.

      Repurchase Agreements. The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with which a Fund may enter into repurchase agreements include member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer. The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

      Investment Company Securities. In connection with the management of daily cash positions, the Funds may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share (i.e., "money market funds"). The Foreign Fund may purchase shares of investment companies investing primarily in foreign securities, including so called "country funds". The LargeCap Fund and the MidCap Fund may also invest in SPDRs and shares of other open-end investment companies that are structured to seek performance that corresponds to that of the appropriate Index. Securities of other investment companies will be acquired within limits prescribed by the 1940 Act. These limitations, among other matters, restrict the purchase or acquisition of any security issued by any other investment company (the "acquired fund"), if immediately after such acquisition, a Fund would own more than 3% of the outstanding voting securities of the acquired fund; more than 5% of a Fund's assets would be invested in the securities of the acquired fund; or more than 10% of a Fund's assets would be invested in securities issued by investment companies in the aggregate. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses a Fund bears directly in connection with its own operations.

      Variable and Floating Rate Securities. Each Fund may purchase variable and floating rate securities which are debt instruments with variable or floating interest rates. These securities may include variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated variable and floating rate securities will be determined by the Advisor to be of comparable quality at the time of purchase to rated securities purchasable by a Fund. The absence of an active secondary market, however, could make it difficult to dispose of the securities, and a Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights. Variable and floating rate securities held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

      Liquidity Management. Pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if the Advisor determines that market conditions warrant, the Funds may also invest without limitation in short-term U.S. Government obligations, high quality money market instruments, variable and floating rate instruments and repurchase agreements as described above.

      High quality money market instruments may include commercial paper. The Funds may also purchase U.S. dollar-denominated bank obligations, such as certificates of deposit, bankers' acceptances and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Bond Index Fund may also invest in Yankee Bas and Yankee CDs. Short-term obligations purchased by the Funds will either have short-term debt ratings at the time of purchase in the top two categories by one or more unaffiliated NRSROs or be issued by issuers with such ratings. Unrated instruments purchased by a Fund will be of comparable quality as determined by the Advisor.

      Illiquid Securities. Each Fund may invest up to 15% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. Illiquid securities would generally repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

      The Funds may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). The Funds may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A securities").
Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the
Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Company's Board of Directors.

      U.S. Government Obligations. The Funds may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

      Borrowing and Reverse Repurchase Agreements. Each Fund is authorized to borrow money in amounts up to 5% of the value of the Fund's total assets at the time of such borrowing for temporary purposes. The Funds may also borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement. Additionally, a Fund is authorized to borrow money in amounts up to 331/3% of its assets, as permitted by the 1940 Act, for the purpose of meeting redemption requests. Borrowing by a Fund creates an opportunity for greater total return but, at the same time, increases exposure to capital risk. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value. In addition, borrowed funds are subject to interest costs that may offset or exceed the return earned on the borrowed funds. However, a Fund will not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets. For more detailed information with respect to the risks associated with borrowing, see the heading "Borrowing" in the Statement of Additional Information.

      When-Issued Purchases and Forward Commitments. Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk that the price or yield obtained may be less favorable than the price or yield available when the delivery takes place. Each Fund will establish a segregated account consisting of cash, U.S. Government securities or other liquid portfolio securities in an amount equal to the amount of its when-issued purchases and forward commitments. Each Fund's when-issued purchases and forward purchase commitments are not expected to exceed 25% of the value of the particular Fund's total assets absent unusual market conditions. The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.

      Fixed Income Securities. Generally, the market value of fixed income securities held by the Funds can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the yields of investment portfolios composed primarily of fixed income securities will tend to be higher than prevailing market rates and, in periods of rising interest rates, yields will tend to be somewhat lower. The market value of a Fund's investment will also change in response to the relative financial strengths of each issuer. Changes in the financial strengths of an issuer or charges in the ratings of a particular security may also affect the value of those investments. Fluctuations in the market value of fixed income securities subsequent to their acquisitions will not affect cash income from such securities, but will be reflected in a Fund's net asset value.

      The Funds may purchase zero coupon bonds (i.e., discount debt obligations that do not make periodic interest payments). Zero coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

      As a mutual fund investing primarily in fixed-income securities, the Bond Index Fund is subject to interest rate, income, call, credit and prepayment risk.

      Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates. Income risk is the potential for a decline in the Fund's income due to falling market interest rates. Credit risk is the possibility that a bond issuer will fail to make timely payments of either interest or principal to the Fund. Prepayment risk (applicable to mortgage-backed securities) and call risk (applicable to corporate bonds) is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity, requiring the Fund to invest proceeds at generally lower interest rates.

      Lending of Portfolio Securities. To enhance the return of the portfolio, each Fund may lend securities in its portfolio representing up to 25% of its total assets, taken at market value, to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

      Diversification. Each Fund is classified as a diversified investment company under the 1940 Act.

      Portfolio Transactions and Turnover. All orders for the purchase or sale of securities on behalf of the Funds are placed by the Advisor with broker/dealers that the Advisor selects. A high portfolio turnover rate involves larger brokerage commission expenses or transaction costs which must be borne directly by the Fund, and may result in the realization of short-term capital gains which are taxable to shareholders as ordinary income. The Advisor will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with a Fund's objective and policies. It is anticipated that the annual portfolio turnover rate for each Fund will be as follows: less than 10% for each of the LargeCap Index Fund, MidCap Index Fund and SmallCap Index Fund; less than 25% for the Bond Index Fund; and from 10% to 15% for the Foreign Fund.

                             INVESTMENT LIMITATIONS

      The investment objective and policies of each Fund may be changed by the Company's Board of Directors without shareholder approval. No assurance can be given that any Fund will achieve its investment objective.

      Each Fund has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Fund" (as defined in the Statement of Additional Information). These limitations are set forth in the Statement of Additional Information.

                        PURCHASE AND REDEMPTION OF SHARES

      Shares of each Fund are sold by the Distributor on a continuous basis to separate accounts of the Insurers. The Distributor is a registered broker/dealer with principal offices at 222 South Central Avenue, Suite 300, St. Louis, Missouri 63141.

      Each Fund's Shares are continuously offered to each Insurer's separate accounts at the net asset value per share next determined after a proper purchase request has been received by the Insurer. The Funds and the Distributor reserve the right to reject any purchase order for shares of the Funds.

      Payments for redeemed shares will ordinarily be made within seven (7) business days after the Funds receive a redemption order from the relevant Insurer. The redemption price will be the net asset value per share next determined after the Insurer receives the Contractowner's request in proper form. The Company reserves the right to suspend or postpone redemptions during any period when : (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (ii) the SEC has by order permitted such suspension or postponement for the protection of shareholders; or (iii) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable.

      The prospectus for the relevant Insurer's variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

                           DIVIDENDS AND DISTRIBUTIONS

      Each Fund expects to pay dividends and distributions from the net income and net realized capital gains, if any, earned on investments held by the Fund. Dividends from net income are declared and paid quarterly for each Fund (other than the Foreign Fund). Dividends from net income are declared daily and paid at least annually for the Foreign Fund. Each Fund's net realized capital gains (including net short-term capital gains), if any, are distributed at least annually. All dividends and capital gains distributions paid by each Fund will be automatically reinvested, at net asset value, by the Insurer's separate accounts in additional shares of the Fund. Contractowners who own units in a separate account which correspond to shares in the Funds will be notified when distributions are made.

      A Fund's expenses are deducted from the income of the Fund before dividends are declared and paid. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; shareholder servicing fees; fees and expenses of officers and Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; expenses of preparing prospectuses and statements of additional information; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and Directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator or an Insurer. Any general expenses of the Company that are not readily identifiable as belonging to a particular fund of the Company are allocated among all funds of the Company by or under the direction of the Board of Directors in a manner that the Board determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Funds in addition to the Company's other funds. Except as noted in this Prospectus and the Statement of Additional Information, the Funds' service contractors bear expenses in connection with the performance of their services, and each Fund bears the expenses incurred in its operations. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                                 NET ASSET VALUE

      Net asset value for shares in a Fund is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged, by the number of outstanding shares.

      The net asset value per share of each Fund for the purpose of pricing purchase and redemption orders is determined as of the close of regular trading hours on the NYSE (currently 4:00 p.m., New York time) on each day on which the NYSE is open for trading (a "Business Day"). With respect to the Funds, securities traded on a national securities exchange or on NASDAQ are valued at the last sale price on such exchange or market as of the close of business on the date of valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Options will be valued at market value or fair value if not market exists. Futures contracts will be valued in like manner, except that open futures contract sales will be valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Advisor under the supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

      The Company does not accept purchase and redemption orders on days on which the NYSE is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

                                   MANAGEMENT

Board of Directors

      The Company is managed under the direction of its Board of Directors. The Statement of Additional Information contains the name and background information regarding each Director.

Investment Advisor


      Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009, serves as the Funds' investment advisor. The Advisor was formed in December 1994. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. WAM is an indirect, wholly-owned subsidiary of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chairman, indirectly owns or controls approximately 45% and Comerica Incorporated owns or controls approximately 44% of the partnership interests in the Advisor. As of December 31, 1997, the Advisor and its affiliates had approximately $45 billion in assets under management, of which $22.2 billion were invested in equity securities, $9 billion were invested in money market or other short-term instruments, $9.3 billion were invested in other fixed income securities, and $4.5 billion in non-discretionary assets.

      Subject to the supervision of the Board of Directors of the Company, the Advisor provides overall investment management for the Funds, provides research and credit analysis, is responsible for all purchases and sales of portfolio securities, maintains books and records with respect to the Funds' securities transactions and provides periodic and special reports to the Board of Directors as requested.

      For the advisory services provided and expenses assumed with regard to the Funds, the Advisor has agreed to a fee, computed daily and payable monthly at an annual rate of .05% of the average daily net assets.

      The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. Such payments are made out of the Advisor's own resources and do not involve additional costs to the Funds or their shareholders.

Portfolio Managers

      Todd B. Johnson, Chief Investment Officer of the Advisor is the co-manager of the Foreign Fund. Mr. Johnson is also the co-manager of the Munder International Equity Fund (previously, from January, 1996 to October, 1996, was the portfolio manager) and the Munder Index 500 Fund (previously, from July, 1992 to October, 1996, was the portfolio manager) of the Munder Funds Trust. Mr. Johnson previously served as a portfolio manager at Woodbridge Capital Management (June, 1992 to December, 1994) and Manufacturers Bank (June, 1986 to June, 1992). Mr. Johnson received a B.A. in Finance from Michigan State University and M.B.A. from Wayne State University.

      Theodore Miller, Senior Portfolio Manager of the Advisor is the co-manager of the Foreign Fund. Mr. Miller is also the co-manager of the Munder International Equity Fund of The Munder Funds Trust (since October, 1996). Prior to being appointed co-manager of the Munder International Equity Fund, Mr. Miller acted as the primary analyst for the Fund, assisting the manager with portfolio decisions. Prior to joining the Advisor, Mr. Miller worked in Derivatives Marketing for Interaciones Global Inc. (1993-1995), in Equity Sales/Trader for McDonald & Co. Securities Inc. (1991-1993) and started his career in 1986 and was a derivative and equity transaction execution specialist with various New York investment banks. Mr. Miller received his B.S. from the University of Pittsburgh and his M.B.A. from Indiana University.


Administrator, Transfer Agent, Custodian and Sub-Custodian


      State Street Bank and Trust Company ("State Street" or the "Administrator") is the Funds' administrator. The Administrator is located at 225 Franklin Street, Boston, Massachusetts 02110. The Administrator generally assists the Company in all aspects of its administration and operations. State Street is entitled to receive fees at an annual rate of 0.120% of the first $3 billion of the Funds' aggregate net assets; .01% of the next $3 billion and
 .0075% of the Funds' aggregate net assets in excess of $6 billion (with a minimum annual fee of $200,000) plus the lesser of 0.005% of net assets or $150,000 for up to ten funds, and $10,000 per fund in excess of ten funds. The Administrator is also entitled to reimbursement for out-of-pocket expenses.

      First Data Investor Services Group, Inc. ("First Data" or the "Transfer Agent"), whose principal business address is 53 State Street, Boston, Massachusetts 02109, serves as the Company's transfer agent and dividend disbursing agent. First Data is a wholly-owned subsidiary of First Data Corporation. Shareholder inquiries may be directed to First Data at P.O. Box 5130, Westborough, Massachusetts 01581-5130.


      Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Funds. The Custodian is a wholly owned subsidiary of Comerica Incorporated, a publicly-held bank holding company. No compensation is paid to the Custodian for such services. Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Funds beneficially owned by Comerica and its customers for certain shareholder services provided by Comerica to the Funds. State Street serves as Sub-Custodian to the Funds.

      For an additional description of the services performed by the Administrator, Transfer Agent, Custodian and Sub-Custodian, see the Statement of Additional Information.

Shareholder Servicing Arrangements

      Under the Rule 12b-1 of the 1940 Act, the Funds have adopted a Shareholder Servicing Plan (the "Plan") that provides for payment to the Insurers offering the separate accounts, dealers that offer the Contracts and the Funds' Distributor ("Service Organizations") for providing shareholder services to Contractowners. The Plan authorizes payments at an annual rate of up to .25% of each Fund's average daily net assets.

      The services provided by the Service Organizations under the Plan may include execution and processing of orders from Insurers; processing purchase, exchange and redemption requests furnished to the Insurers by the Contractowners; placing orders with the Transfer Agent; processing dividend and distribution payments from the Funds; providing statements of additional information and information periodically showing positions in Fund shares and providing such other similar services as may reasonably be requested.

                                      TAXES

      Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code

      Qualification as a regulated investment company under the Code for any taxable year requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income for such year. In general a Fund's investment company income will be its taxable income (including dividends, interest, and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss. if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each taxable year.

      The Funds serve as the underlying investments for Contracts issued through separate accounts of life insurance companies which may or may not be affiliated. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Contracts (that is, the assets of the Fund's), which are in addition to the diversification requirements imposed on the Funds by the 1940 Act and Subchapter M. Failure to satisfy those standards would result in imposition of Federal income tax on a Contract owner with respect to the increase in the value of the contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

      The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

      Each Fund will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of a Fund.

Taxes-Foreign Investments

      Income or gain from investments in foreign securities may be subject to foreign withholding or other taxes. It is expected that the Funds will be subject to foreign withholding taxes with respect to income received from sources within foreign countries. If more than 50% of the value of a Fund's total assets at the close of a taxable year consists of stock or securities of foreign corporations, the Fund may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. If a Fund makes this election, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and the shareholders would be entitled
(a) to credit their proportionate amount of such taxes against their U.S. Federal income tax liabilities subject to certain limitations described in the Statement of Additional Information, or (b) if they itemize their deductions, to deduct such proportionate amount from their U.S. income.

      If a Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares even if it distributes such income to its shareholders. If a Fund elects to treat the PFIC as a "qualified election fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains on the QEF, regardless of whether received, and such amounts will be subject to the various distributions requirements described above. The Funds may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC Shares.

      The prospectus for an Insurer's variable annuity contracts or variable life insurance policies describes the federal income tax treatment of distributions from such contracts of Contractowners.

      The foregoing is only a brief summary of important tax law provisions that can affect the Funds. Other Federal, state or local law provisions may also affect the Funds and their operations. Anyone who is considering allocating, transferring or withdrawing monies held under an Insurer's variable contract to or from a Fund should consult a qualified tax adviser.

                              DESCRIPTION OF SHARES

      The Company was organized as a Maryland corporation on May 23, 1984 under the name St. Clair Money Market Fund, Inc. which was changed to St. Clair Fixed Income Fund, Inc. on December 30, 1986 and to St. Clair Funds, Inc. on September 18, 1996. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized but unissued shares of the Company into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Company's Board of Directors has authorized the issuance of shares of common stock representing interests in Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund, each of which is classified as a diversified investment company under the 1940 Act.

      Each share of a Fund has a par value of $.001 and represents an equal proportionate interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Company's Board of Directors. The Company's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Shareholders will vote in the aggregate and not by Fund, except where otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate number of shares can elect 100% of the Directors, if they choose to do so and, in such event, the holders of the remaining shares would not be able to elect any person or persons to the Board of Directors. The Company is not required and does not currently intend to hold annual meetings of shareholders for the election of Board members except as required under the 1940 Act. A meeting of shareholders will be called upon the written request of at least 10% of the outstanding shares of the Company. To the extent required by law, the Company will assist in shareholder communications in connection with such a meeting. For further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

      Through their respective separate accounts, the Insurers are the Funds' sole stockholders of record, and as such under the 1940 Act, the Insurers are deemed to be in control of the Funds. Nevertheless, when a shareholders' meeting occurs, each Insurer solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for an investment in a Fund as of the record date of the meeting. Each Insurer then votes each Fund's shares that are attributable to its Contractowners' interests in the Fund in proportion to the voting instructions received. Each Insurer will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

                                   PERFORMANCE

      The Funds' performance may be used from time to time in advertisements, shareholder reports or other communications to existing or prospective owners of the Insurers' Contracts. When performance information is provided in advertisements, it will include the effect of all charges deducted under the terms of the specified contracts, as well as all recurring and non-recurring charges incurred by a Fund. Performance information may include a Fund's investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return or yield basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar Inc.

      The Company may provide period and average annualized "total return" quotations for the Funds. A Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gains distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year, because of the compounding effect.

      The yield of shares in the Bond Index Fund are computed based on the net income of such Fund during a 30-day (or one month) period (which period will be identified in connection with the particular yield quotation). More specifically, the yield is computed by dividing the per share net income during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis.

      Performance will fluctuate and any quotation of performance should not be considered as representative of future performance of shares in the Funds. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a fund, portfolio maturity, operating expenses, and market conditions. Any fees charged by institutions directly to their customers' accounts in connection with investments in a Fund will not be included in calculations of yield and performance.

      Shareholders will receive unaudited financial reports semi-annually that include the Funds' financial statements, including a list of investment securities held by the Funds' at those dates. Annual reports are audited by independent accountants.

                 MUNDER INSTITUTIONAL S&P 500 INDEX EQUITY FUND
                MUNDER INSTITUTIONAL S&P MIDCAP INDEX EQUITY FUND
               MUNDER INSTITUTIONAL S&P SMALLCAP INDEX EQUITY FUND
                  MUNDER INSTITUTIONAL SHORT TERM TREASURY FUND
                     MUNDER INSTITUTIONAL MONEY MARKET FUND

                       STATEMENT OF ADDITIONAL INFORMATION

      St. Clair Funds, Inc. (the "Company") currently offers a selection of investment portfolios, five of which are discussed in this Statement of Additional Information: Munder Institutional S&P 500 Index Equity Fund ("LargeCap 500 Index Fund"), Munder Institutional S&P MidCap Index Equity Fund ("MidCap Index Fund"), Munder Institutional S&P SmallCap Index Equity Fund ("SmallCap Index Fund") (collectively, the "Index Funds"), Munder Institutional Short Term Treasury Fund ("Short Term Treasury Fund") and Munder Institutional Money Market Fund ("Money Market Fund") (collectively with the Index Funds, the "Funds"). The Funds' investment advisor is Munder Capital Management (the "Advisor").


      This Statement of Additional Information is intended to supplement the information provided to investors in the Funds' Prospectus dated May 1, 1998 and has been filed with the Securities and Exchange Commission ("SEC") as part of the Company's Registration Statement. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Funds' Prospectus dated May 1, 1998. The contents of this Statement of Additional Information are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling the Funds at (800) 438-5789. This Statement of Additional Information is dated May 1, 1998.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                TABLE OF CONTENTS

                                                                        Page


General...........................................................       3
Fund Investments..................................................       3
Risk Factors and Special Considerations ..........................      16
Investment Limitations............................................      17
Directors and Officers............................................      19
Investment Advisory and Other Service Arrangements................      23
Portfolio Transactions............................................      25
Additional Purchase and Redemption Information....................      27
Net Asset Value...................................................      28
Performance Information...........................................      28
Taxes.............................................................      31
Additional Information Concerning Shares..........................      35
Miscellaneous.....................................................      36
Registration Statement............................................      37
Financial Statements..............................................      38
Appendix A........................................................      39
Appendix B........................................................      42



No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectus does not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                     GENERAL

      The Company was organized as a Maryland corporation on May 23, 1984 under the name St. Clair Money Market Fund, Inc., which was changed to St. Clair Fixed Income Fund, Inc. on December 30, 1986 and to St. Clair Funds, Inc. on September 18, 1996.

      As stated in the Prospectus, the investment advisor of the Fund is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc. ("Old MCM"), Munder Group LLC and WAM Holdings, Inc. ("WAM"). Mr. Lee P. Munder, the Advisor's Chairman, indirectly owns or controls approximately 45% and Comerica Incorporated owns or controls approximately 44% of the partnership interests of the Advisor.

      Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                                FUND INVESTMENTS

      The following supplements the information contained in the Funds' Prospectus concerning the investment objective and policies of the Funds. Each Fund's investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. There can be no assurance that any Fund will achieve its objective.

      Investment Company Securities. The Funds (other than the Short Term Treasury Fund) may invest in securities issued by other investment companies. The LargeCap 500 Index Fund and the MidCap Index Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of certain corresponding S&P indices. SPDR holders are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the corresponding S&P index. SPDRs are traded on the American Stock Exchange.

      As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

      Bank Obligations. The Funds (other than the Short Term Treasury Fund) may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers' acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. The Money Market Fund will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured. Investments by a Fund (other than the Money Market Fund) in (i) obligations of domestic banks and (ii) obligations of foreign banks and foreign branches of domestic banks each will not exceed 25% of the Fund's total assets at the time of investment.

      Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although the Funds (other than Short Term Treasury Fund) will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

      Commercial Paper. Investments by a Fund (other than the Money Market Fund) in commercial paper will consist of issues rated at the time in one of the highest four rating categories by at least one nationally-recognized statistical rating organization ("NRSRO"). Investments by the Money Market Fund will consist of issuers having at the time, a quality rating within the two highest rating categories of an NRSRO. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

      Variable and Floating Rate Securities. The Funds (other than Short Term Treasury Fund) may purchase variable and floating rate securities which are debt instruments with variable or floating interest rates. Unrated variable and floating securities will be determined by the Advisor to be of comparable quality at the time of purchase to rated securities purchasable by a Fund. The Funds (other than the Short Term Treasury Fund) may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper.

      The absence of a secondary market could make it difficult to dispose of the securities, and a Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights. Variable and floating rate securities held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market. The Funds invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risk.

      Options. The Index Funds may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

      A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

      The writer of an option that wished to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the relevant Fund will have incurred a loss in the transaction. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

      Effecting a closing transaction in the case of a written call option will permit the Index Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit such Funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

      The Index Funds may write options in connection with buy-and-write transactions; that is, the Index Funds may purchase a security and then write a call option against that security. The exercise price of the call such Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

      In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its Custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or cash equivalents in a segregated account with its custodian. The Index Funds may write call options that are not covered for cross-hedging purposes. Each of the Index Funds will limit its investment in uncovered put and call options purchased or written by the Fund to 5% of the Fund's total assets. The Index Funds will write put options only if they are "secured" by cash or cash equivalents maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

      The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

      Each of the Index Funds may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Each of the Index Funds may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the relevant Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

      When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by a Fund expires unexercised the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

      There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

      There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

      In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

      Forward Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Index Funds are authorized to enter into forward foreign currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of currency exchange for a future point in time.

      When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.


      When the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by a Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

      A separate account consisting of cash or liquid securities equal to the amount of a Fund's assets that could be required to consummate forward contracts will be established with the Funds' Custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be calculated at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

      Depositary Receipts. American Depositary Receipts ("ADRs") are depositary receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities. For purposes of the Funds' investment policies, a Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.

      Rights and Warrants. As stated in the Prospectus, each Index Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Warrants acquired by a Fund in units or attached to other securities are not subject to this restriction or to the restriction that each Fund's investment in warrants or rights may not exceed 5% of its net assets at the time of purchase.

      Convertible Preferred Stock. Each Index Fund may invest in convertible preferred stock. A convertible security is a security that may be converted either at a stated price or a rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

      Stock Index Futures, Options on Stock Indices and Options on Stock Index Futures Contracts. The Index Funds may purchase and sell stock index futures, options on stock indices and options on stock index futures contracts as a hedge against movements in the equity markets.

      A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

      Options on stock indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

      If the Advisor expects general stock market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the relevant Fund's futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor expects general stock market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the relevant Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

      The Index Funds may purchase and write call and put options on stock index futures contracts. Each Index Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, the Index Funds may purchase put options or write call options on stock index futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or purchase call options or write put options on stock index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Funds intend to purchase.

      In connection with transactions in stock index futures, stock index options and options on stock index futures, the Funds will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this Statement of Additional Information.

      U.S. Government Obligations. The Funds may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities, except that the Short Term Treasury Fund will only purchase obligations issued by the U.S. Treasury. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.

      U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by the Short Term Treasury Fund may be "zero coupon" Treasury securities. These are U.S. treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

      The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as a Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

      Certain banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Short Term Treasury Fund will not purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Short Term Treasury Fund will only purchase zero coupon Treasury securities which have been stripped by the Federal Reserve Bank.

      U.S. Treasury Inflation-Protection Securities. The Short Term Treasury Fund may purchase securities issued by the U.S. Government, which includes U.S. Treasury inflation-protection securities. The Fund does not expect to invest more than 5% of its total assets in such inflation-protection securities.

      Inflation-protection securities are a new type of marketable book-entry security issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. Inflation-protection securities will be auctioned and issued on a quarterly basis on the 15th of January, April, July, and October beginning on January 15, 1997. Initially, they will be issued as 10-year notes, with other maturities added thereafter. The index used to measure inflation will be non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U").

      The value of the principal will be adjusted for inflation, and every six months the security will pay interest, which will be an amount equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of security will not be less than the original par amount of the security at issuance.


      The principal of the inflation-protection security will be indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ration of reference Consumer Price Index ("CPI") applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

      Inflation-adjusted principal or the original par amount, whichever is larger, will be paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount will be paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

      The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October). The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.

      Any revision the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of Treasury in this regard are final.

      Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system ("TRADES") and TREASURY DIRECT system through which an individual investor can make a noncompetitive bid on U.S. Treasury securities. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. Separate Trading of Registered Interest and Principal of Securities ("STRIPS") components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

      Stripped Securities. The Money Market Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Company is not aware of any binding legislative, judicial or administrative authority on this issue.

      Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

      Within the past several years the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments or Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Money Market Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S.
Treasury securities.

      Stripped securities will normally be considered illiquid instruments and will be acquired subject to the limitation on illiquid investments unless determined to be liquid under guidelines established by the Board of Directors.

      Variable and Floating Rate Instruments. Debt instruments purchased by a Fund may be structured to have variable or floating interest rates. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the relevant Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

      The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaulted or during periods when the Fund is not entitled to exercise its demand rights.

      Variable and floating rate instruments held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

      Repurchase Agreements. The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Short Term Treasury Fund will only invest in repurchase agreements fully collateralized by U.S. Treasury Securities. The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations. With respect to the Money Market Fund, the securities held subject to a repurchase agreement may have stated maturities exceeding 397 days, provided that the repurchase agreement itself matures in 397 days.

      The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

      Securities subject to repurchase agreements will be held by the Company's custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

      Borrowing. Each Fund is authorized to borrow money in an amount up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the 1940 Act to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Money borrowed will be subject to interest costs which may or may not be recovered by an appreciation of the securities purchased. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund. A Fund may not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets.

      Reverse Repurchase Agreements. The Funds may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain, in a segregated account, cash, U.S. Government securities or other liquid portfolio securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

      Guaranteed Investment Contracts. The Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. A Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the limitation on illiquid investments.

      When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit a Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

      When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Sub-Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Sub-Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

      The Funds will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

      When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

      The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

      Illiquid Securities. Each Fund (other than the Money Market Fund and the Short Term Treasury Fund) may invest up to 15% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. The Money Market Fund may invest up to 10% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

      The Funds (other than the Short Term Treasury Fund) may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). The Funds may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Act, ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the

Company's Board of Directors. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

      Asset-Backed Securities. Subject to applicable credit criteria, the Money Market Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments which in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant housing markets. In calculating the average weighted maturity of the Money Market Fund, the maturity of mortgage-backed instruments will be based on estimates of average life. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. To the extent that the Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid.

      Lending of Portfolio Securities. To enhance the return on its portfolio, each Fund may lend securities in its portfolio (subject to a limit of 25% of its total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash or U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of a possible delay in recovery of the securities or a possible loss of rights in the collateral should the borrower fail financially. In determining whether a Fund will lend securities, the Advisor will consider all relevant facts and circumstances. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors.

      Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical rating organizations represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

      Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Directors or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

                     RISK FACTORS AND SPECIAL CONSIDERATIONS

      Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. The Index Funds are not managed in this manner. Instead, with the aid of a computer program, the Advisor purchases and sells securities for each Index Fund in an attempt to produce investment results that substantially duplicate the investment composition and performance of each Index Fund's respective corresponding index (the "Corresponding Index"), taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

      An Index Fund does not expect to hold at any particular time all of the stocks included in the Corresponding Index. The Advisor believes, however, that through the application of capitalization weighting and sector balancing techniques it will be able to construct and maintain each Index Fund's investment portfolio so that it reasonably tracks the performance of its Corresponding Index. The Advisor will compare the industry sector diversification of the stocks an Index Fund would acquire solely on the basis of their weighted capitalizations with the industry sector diversification of all issuers included in the relevant Corresponding Index. This comparison is made because the Advisor believes that, unless an Index Fund holds all stocks included in its Corresponding Index, the selection of stocks for purchase by the Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration in certain industry sectors. As a result, events disproportionately affecting such industries could affect the performance of the Fund differently than the performance of the Corresponding Index. Conversely, if smaller companies were not purchased by the Fund, the representation of industries included in the Corresponding Index that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

      For these reasons, the Advisor will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in an Index Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the Corresponding Index. This process continues until the portfolio is fully invested (except for cash holdings).

      Redemptions of a substantial number of shares of an Index Fund could reduce the number of issuers represented in the Fund's investment portfolio, which could, in turn, adversely affect the accuracy with which the Fund tracks the performance of the Corresponding Index.

      If an issuer drops in ranking, or is eliminated entirely from an Index Fund's Corresponding Index, the Advisor may be required to sell some or all of the common stock of such issuer then held by the Fund. Sales of portfolio securities may be made at times when, if the Advisor were not required to effect purchases and sales of portfolio securities in accordance with the Corresponding Index, such securities might not be sold. Such sales may result in lower prices for such securities than may been realized or in losses that may not have been incurred if the Advisor were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the Corresponding Index. However, although the Advisor does not intend to screen securities for investment by an Index Fund by traditional methods of financial and market analysis, the Advisor will monitor each Index Fund's investment with a view towards removing stocks of companies which may impair for any reason the Fund's ability to achieve its investment objective.

      The Index Funds will invest primarily in the common stocks that constitute their Corresponding Indexes in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that a Fund will from time to time receive, as part of a "spin-off" or other corporate reorganization of an issuer included in a Corresponding Index, securities that are themselves outside the Corresponding Index. Such securities will be disposed of by the Fund in due course consistent with the Fund's investment objective.

                             INVESTMENT LIMITATIONS

      Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous - Shareholder Approvals").

            Each Fund may not:

            1. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities. However, as an operating policy the Money Market Fund intends to adhere to the 5% limitation (with respect to the Fund's investment in the outstanding securities of any one issuer) with regard to 100% of its portfolio to the extent required under applicable regulations under the 1940 Act;

            2. Purchase securities if more than 25% of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government Securities or, with respect to the Money Market Fund, obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) there is no limit on investments in issuers domiciled in a single country; (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (iv) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry);

            3. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause
                  (i)) not exceeding 33 1/3% of its total assets;

            4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

            5. Make loans of securities to other persons in excess of 25% of the Fund's total assets, provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

            6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Act in selling portfolio securities;

            7. Purchase or sell real estate or any interest therein, but not including securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

            8. Make investments for the purpose of exercising control of management;

            9. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by a Fund of financial futures and stock index futures contracts, options on futures contracts, options on securities and securities indices, as permitted by the Fund's Prospectus; or

            10. Issue any senior securities (as such term is defined in Section 18(f) of the 1940 Act) except to the extent the activities permitted by other enumerated investment limitations may be deemed to give rise to a senior security and as consistent with interpretations under the 1940 Act.

      Although not a matter of fundamental policy, the Funds consider securities which are issued or guaranteed by the same foreign government to be issued by the same industry for purposes of the 25% asset limitation on investments in securities of issuers conducting their principal business activity in the same industry.

      Additional investment restrictions adopted by each Fund, which may be changed by the Board of Directors, provide that a Fund may not:

            1. Invest more than 15% of its net assets (10% of net assets for the Money Market Fund) (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions or which are not otherwise marketable;

            2. Invest in other investment companies except as permitted under the 1940 Act; or

            3. Purchase securities on margin, or make short sales of securities except for the use of short-term credit necessary for the clearance of purchase and sales of portfolio securities, but a Fund may make margin deposits in connection with transactions in options, futures and options on futures.

      If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if a Fund's holdings of illiquid securities exceeds 15% (10% for the Money Market Fund) because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                             DIRECTORS AND OFFICERS

      The directors and executive officers of the Company, and their business addresses and principal occupations during the past five years, are:

                                                    Principal Occupations
Name, Address and Age     Positions with Company    During the Past Five Years
---------------------     ----------------------    --------------------------

Charles W. Elliott        Chairman of the Board of  Senior Advisor to the
3338 Bronson Boulevard    Directors                 President - Western
Kalamazoo, MI  49008                                Michigan University
Age: 65                                             since July 1995;
                                                    Executive Vice President -
                                                    Administration & Chief
                                                    Financial Officer, Kellogg
                                                    Company from January 1987
                                                    through June 1995; before
                                                    that Price Waterhouse.
                                                    Board of Directors,
                                                    Steelcase Financial
                                                    Corporation.

John Rakolta, Jr.         Director and Vice         Chairman and Chief
1876 Rathmor              Chairman of the Board of  Executive Officer,
Bloomfield Hills, MI      Directors                 Walbridge Aldinger
48304                                               Company (construction
Age: 50                                             company).

Thomas B. Bender          Director                  Investment Advisor,
7 Wood Ridge Road                                   Financial & Investment
Glen Arbor, MI  49636                               Management Group (since
Age: 64                                             April, 1991); Vice
                                                    President Institutional
                                                    Sales, Kidder, Peabody &
                                                    Co. (Retired April,
                                                    1991); Trustee, Vining
                                                    Real Estate Investment
                                                    Trust.

David J. Brophy           Director                  Professor, University of
1025 Martin Place                                   Michigan; Director,
Ann Arbor, MI  48104                                River Place Financial
Age: 61                                             Corp.

Dr. Joseph E. Champagne   Director                  Dean, University Center,
319 East Snell Road                                 Macomb College since
Rochester, MI  48306                                September 1997;
Age: 59                                             Corporate and Executive
                                                    Consultant since September
                                                    1995; prior to that
                                                    Chancellor, Lamar
                                                    University from September
                                                    1994 until September 1995;
                                                    before that Consultant to
                                                    Management; President and
                                                    Chief Executive Officer,
                                                    Crittenton Corporation
                                                    (holding company that owns
                                                    healthcare facilities),
                                                    and Crittenton Development
                                                    Corporation until August
                                                    1993; before that
                                                    President, Oakland
                                                    University of Rochester,
                                                    MI, until August 1991;
                                                    Chairman, Board of
                                                    Directors, Ross Controls
                                                    of Troy, MI.

Thomas D. Eckert          Director                  President and Chief
10726 Falls Pointe Drive                            Executive Officer,
Great Falls, VA  22066                              Capital Automotive REIT
Age: 50                                             from November 1997 to
                                                    present (real estate
                                                    investment trust
                                                    specializing in retail
                                                    automotive properties);
                                                    prior to that President,
                                                    Mid-Atlantic Division of
                                                    Pulte Home Corporation
                                                    (developer of residential
                                                    land and construction of
                                                    housing units) from 1983
                                                    until 1997.


Lee P. Munder*            Director and President    Chairman of the Advisor
480 Pierce Street                                   since February 1998;
Suite 300                                           Chief Executive Officer
Birmingham, MI  48009                               of World Asset
Age: 52                                             Management since January
                                                    1995; Chief Executive
                                                    Officer of Old MCM, Inc.
                                                    (predecessor to Advisor)
                                                    since 1985; and
                                                    Director, LPM Investment
                                                    Services, Inc. ("LPM").

Terry H. Gardner          Vice President, Chief     Vice President and Chief
480 Pierce Street         Financial Officer and     Financial Officer of the
Suite 300                 Treasurer                 Advisor; Vice President
Birmingham, MI  48009                               and Chief Financial
Age: 37                                             Officer of Old MCM, Inc.
                                                    (February 1993 to
                                                    present); and Secretary of
                                                    LPM.


Paul Tobias               Vice President            Chief Executive Officer
480 Pierce Street                                   of the Advisor (since
Suite 300                                           February 1998);
Birmingham, MI  48009                               Chief Operating
Age: 46                                             Officer of the Advisor
                                                    (since April 1995);
                                                    Executive Vice President
                                                    of the Advisor (April
                                                    1995 - February 1998); and
                                                    Executive Vice President
                                                    of Comerica, Inc.



Gerald Seizert            Vice President            Chief Executive Officer
480 Pierce Street                                   of the Advisor (since
Suite 300                                           February 1998);
Birmingham, MI  48009                               Chief Investment
Age: 45                                             Officer/Equities of the
                                                    Advisor (since April
                                                    1995); Executive Vice
                                                    President of the Advisor
                                                    (April 1995-February 1998);
                                                    Managing Director
                                                    (1991-1995), Director
                                                    (1992-1995) and Vice
                                                    President (1984-1991) of
                                                    Loomis, Sayles and
                                                    Company, L.P.



Elyse G. Essick           Vice President            Vice President and
480 Pierce Street                                   Director of Marketing
Suite 300                                           for the Advisor; Vice
Birmingham, MI  48009                               President and Director
Age: 40                                             of Client Services of
                                                    Old MCM, Inc. (August
                                                    1988 to December 1994).


James C. Robinson         Vice President            Vice President and Chief
480 Pierce Street                                   Investment Officer/Fixed
Suite 300                                           Income for the Advisor;
Birmingham, MI  48009                               Vice President and
Age: 36                                             Director of Fixed Income
                                                    of Old MCM, Inc.
                                                    (1987-1994).

Leonard J. Barr, II       Vice President            Vice President and
480 Pierce Street                                   Director of Core Equity
Suite 300                                           Research of the Advisor;
Birmingham, MI  48009                               Director and Senior Vice
Age: 53                                             President of Old MCM,
                                                    Inc. (since 1988);
                                                    Director of LPM.

Ann F. Putallaz           Vice President            Vice President and
480 Pierce Street                                   Director of Fiduciary
Suite 300                                           Services of the Advisor
Birmingham, MI  48009                               (since January 1995);
Age: 54                                             Director of Client and
                                                    Marketing Services of
                                                    Woodbridge Capital
                                                    Management, Inc.


Lisa A. Rosen             Secretary, Assistant      General Counsel of the
480 Pierce Street         Treasurer                 Advisor (since May
Suite 300                                           1996); formerly Counsel,
Birmingham, MI  48009                               First Data Investor
Age: 30                                             Services Group, Inc.;
                                                    Assistant Vice President
                                                    and Counsel with The
                                                    Boston Company Advisors,
                                                    Inc.; Associate with
                                                    Hutchins, Wheeler &
                                                    Dittmar.

Therese Hogan             Assistant Secretary       Director, State
53 State Street                                     Regulation Department,
Boston, MA 02109                                    First Data Investor
Age: 36                                             Services Group (June
                                                    1994-present); formerly
                                                    Senior Legal Assistant,
                                                    Palmer & Dodge (October
                                                    1993-June 1994); Blue Sky
                                                    Paralegal, Robinson & Cole
                                                    (February 1984-October
                                                    1993).


*     "Interested person" of the Company, as defined in the 1940 Act.


      Directors of the Company receive an aggregate fee from the Company, The Munder Funds Trust (the "Trust"), The Munder Funds, Inc. ("Munder") and The Munder Framlington Funds Trust ("Framlington Trust") comprised of an annual retainer fee and a fee for each Board meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

      The following table summarizes the compensation paid by the Company, the Trust, Munder, and Framlington Trust to their respective Directors/Trustees for the fiscal year ended December 31, 1997.

                          Aggregate        Pension
                        Compensation     Retirement    Estimated
                          from the        Benefits       Annual
        Name of         Company, the       Accrued      Benefits    Total from
        Person        Trust, Munder and  as Part of       upon       the Fund
     and Position     Framlington Trust Fund Expenses  Retirement     Complex
     ------------     ----------------- -------------  ----------     -------
  Charles W. Elliott       $26,000          None          None        $26,000
  Chairman

  John Rakolta, Jr.        $23,000          None          None        $23,000
  Vice Chairman

  Thomas B. Bender         $26,000          None          None        $26,000
  Trustee and
  Director

  David J. Brophy          $26,000          None          None        $26,000
  Trustee and
  Director

  Dr. Joseph E.            $26,000          None          None        $26,000
  Champagne
  Trustee and
  Director

  Thomas D. Eckert         $22,500          None          None        $22,500
  Trustee and
  Director



      No officer, director or employee of the Advisor, Comerica, the Sub-Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Company. As of March 23, 1998, the Directors and officers of the Company, as a group, owned less than 1% of outstanding shares of the Funds of the Company.


               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

      Investment Advisor. The Advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are WAM, Old MCM and Munder Group, LLC. WAM is a wholly-owned subsidiary of Comerica Bank -- Ann Arbor, which, in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

      The Investment Advisory Agreement between the Advisor and the Company with respect to the Funds (the "Advisory Agreement") was approved by the Company's Board of Directors on May 6, 1997 and by shareholders on May 6, 1997. Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.


      The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable by vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of a Fund, at any time without penalty, upon 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with a Fund without penalty upon 90 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).


      For the advisory services provided and expenses assumed with regard to the Funds, the Advisor has agreed to a fee from each Fund, computed daily and payable monthly on a separate Fund-by-Fund basis, at an annual rate of .07% of the average daily net assets of the LargeCap 500 Index Fund, .15% of the average daily net assets of each of the MidCap Index Fund and SmallCap Index Fund and
 .20% of the average daily net assets of each of the Short Term Treasury Fund and Money Market Fund.

      For the period from commencement of operations on October 14, 1997 and August 7, 1997, respectively for LargeCap 500 Index Fund and SmallCap Index Fund through December 31, 1997, the Advisor received fees in the amounts of $7,005 for the LargeCap 500 Index Fund and $1,554 for the SmallCap Index Fund. For the period from commencement of operations through December 31, 1997, the Advisor voluntarily reimbursed expenses in the amounts of $53,427 for the LargeCap 500 Index Fund and $38,346 for the SmallCap Index Fund.



      Distribution Agreement. The Company has entered into a distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of fund shares (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.


      Administration Agreement. State Street Bank and Trust Company ("State Street") located at 225 Franklin Street, Boston, Massachusetts 02110, serves as administrator for the Company pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Company; oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Company. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Funds.

      The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.


      For the period from commencement of operations on October 14, 1997 and August 7, 1997, respectively for LargeCap 500 Index Fund and SmallCap Index Fund through December 31, 1997, the administration fees of State Street accrued as follows: LargeCap 500 Index Fund $841 and SmallCap Index Fund $87.



      Custodian, Sub-Custodian and Transfer Agency Agreements. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, MI 48226, is the custodian of each Fund pursuant to a custodian agreement ("Custody Agreement") with the Company. The Custodian receives no compensation for such services. State Street serves as the sub-custodian to the Funds pursuant to a sub-custodian agreement (the "Sub-Custodian Contract") among the Company, Comerica Bank and State Street. State Street is also the Sub-Custodian with respect to the custody of foreign securities held by certain of the Funds. State Street has in turn entered into additional agreements with financial institutions and depositaries located in foreign countries with respect to the custody of such securities. Under the Sub-Custodian Contract, the Sub-Custodian (i) maintains a separate account in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Board of Directors concerning each Fund's operations.


      First Data Investor Services Group Inc. ("Investor Services Group") serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency agreement (the "Transfer Agency Agreement") with the Company, under which Investor Services Group (i) issues and redeems shares of each Fund,
(ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of each Fund and (v) makes periodic reports to the Board of Directors concerning the operations of the Funds.

      Other Information Pertaining to Administration, Sub-Custodian and Transfer Agency Agreements. As stated in the Prospectus, the Administrator, the Transfer Agent and the Sub-Custodian each receives a separate fee for its services. In approving the Administration Agreement, the Sub-Custodian Contract and the Transfer Agency Agreement, the Board of Directors did consider the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable by the Company in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of each Fund and the fact that neither the Administrator, the Sub-Custodian nor the Transfer Agent is affiliated with the Company or the Advisor. The Board also considered its responsibilities under federal and state law in approving these agreements.

                             PORTFOLIO TRANSACTIONS

      Subject to the general supervision of the Board of Directors, the Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for each Fund.

      Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.


      For the period from commencement of operations on October 14, 1997 and August 7, 1997, respectively for LargeCap 500 Index Fund and SmallCap Index Fund through December 31, 1997, the Funds paid brokerage commissions as follows:
$9,081 for the LargeCap 500 Index Fund and $1,241 for the SmallCap Index Fund.


      Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

      The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Advisor believes such practice to be in each Fund's interests.

      The portfolio turnover rate of each Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year. Each Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

      In the Advisory Agreement, the Advisor agrees to select broker-dealers in accordance with guidelines established by the Company's Board of Directors from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Advisor, subject to the prior approval of the Company's Board of Directors, to cause each Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

      Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Funds may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

      Portfolio securities will not be purchased from or sold to the Advisor, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

      Investment decisions for each Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as the Funds are concerned, in other cases it is believed to be beneficial to the Funds. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts in executing transactions.

      The Funds will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Advisor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.


      The Company is required to identify the securities of their regular brokers or dealers (as discussed in Rule 10b-1 under the 1940 Act) or their parent companies held by them as of the close of their most recent fiscal year and to state the value of such holding. As of December 31, 1997, the LargeCap 500 Index Fund held securities of Chase Manhattan valued at $394,200, First Chicago NBD Corporation valued at $200,400, NationsBank Corporation valued at $364,875, Merrill Lynch & Company, Inc. valued at $196, 931, J.P. Morgan & Company, Inc. valued at $169,313, Morgan Stanley, Dean Witter, Discover & Co. valued at $289, 712 and Charles Schwab Corporation valued at $92,263. As of December 31, 1997, the SmallCap Index Fund held securities of Deposit Guaranty Corporation valued at $17,062.


      Except as noted in the Prospectus and this Statement of Additional Information the Funds' service contractors bear all expenses in connection with the performance of their services and each Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Sub-Custodian and Transfer Agent; fees and expenses of officers and Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying each Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board of Directors determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Funds in addition to the Company's other funds. The Advisor, Administrator, Sub-Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      Purchases and redemptions are discussed in the Funds' prospectus and such information is incorporated herein by reference.

      Retirement Plans. Shares of any of the Funds may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.


      Other Information. The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when: (a) trading on the New York Stock Exchange (the "Stock Exchange") is restricted by applicable rules and regulations of the SEC; (b) the Stock Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. Upon the occurrence of any of the foregoing conditions, the Funds may also suspend or postpone the recordation of the transfer of its Shares.



      In addition, the Funds may compel the redemption of, reject any order for, or refuse to give effect on the Funds' books to the transfer of, its Shares where the relevant investor or investors have not furnished the Funds with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. The Funds may also redeem Shares involuntarily if it otherwise appears appropriate to do so in light of the Funds' responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.


      Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (1) it will have good and marketable title to the securities received by it; (2) that the securities are in proper form for transfer to the Funds; and (3) adequate information will be provided concerning the basis and other tax matters relating to the securities.

      Redemption proceeds are normally paid in cash; however, each Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

                                 NET ASSET VALUE

      Net asset value for shares in a Fund is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged, by the number of outstanding shares.

      The net asset value per share of each Fund (except the Money Market Fund) for the purpose of pricing purchase and redemption orders is determined as of the close of regular trading hours on the NYSE (currently 4:00 p.m., Eastern time) on each Business Day. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Options will be valued at market value or fair value if no market exists. Futures contracts will be valued in like manner, except that open futures contract sales will be valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Advisor under the supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

      In seeking to maintain a stable net asset value of $1.00 per share with respect to the Money Market Fund, the Company values the Fund's portfolio securities according to the amortized cost method of valuation. Under this method, securities are valued initially at cost on the date of purchase. Thereafter, absent unusual circumstances, the Fund assumes a constant proportionate amortization of any discount or premium until maturity of the security.

      In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Directors.

                             PERFORMANCE INFORMATION

      From time to time, quotations of a Fund's performance may be included in advertisements, sales literature, or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

Yield of the Money Market fund


      The Money Market Fund's current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by:
(a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

      Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the Fund will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to the Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

Yield of the Short Term Treasury Fund

      The Short Term Treasury Fund's 30-day SEC yield (or one month) standard yield described in the Prospectus is calculated for the Fund in accordance with the method prescribed by the SEC for mutual funds:

                                 a - b
                  YIELD =    2[(-----+1)6 - 1]
                                  cd

Where:      a =   dividends and interest earned by a Fund during the period;

            b = expenses accrued for the period (net of expense reimbursements and waivers);

            c = average daily number of shares outstanding during the period entitled to receive dividends;

            d = maximum offering price per share on the last day of the period.

      For the purpose of determining interest earned on debt obligations purchased by the Fund at a discount or premium (variable "a" in the formula), the Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by the Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

      Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

      With respect to mortgage or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

Average Annual Total Return

      A Fund may advertise its "average annual total return" and will compute such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                        P (1 + T)^n = ERV

      Where:      T      =    average annual total return;

                  ERV    =    ending redeemable value of a hypothetical $1,000

                              payment made at the beginning of the 1, 5, or 10 year (or other) periods at the end of the applicable period and of any CDSC deduction (or a fractional portion thereof);

                  P      =    hypothetical initial payment of $1,000;

                  n      =    number of years and portion of a year

Aggregate Total Return

      A Fund may advertise its "aggregate total return" and will compute such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                       (ERV) - 1
                                       -----
            Aggregate Total Return  =    P

      The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.


      Based on the foregoing calculation, the aggregate total return for the period from commencement of operations on October 14, 1997 and August 7, 1997, respectively for LargeCap 500 Index Fund and SmallCap Index Fund through December 31, 1997 was 0.39% for the LargeCap 500 Index Fund and 3.0% for the SmallCap Index Fund.


      All Funds. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

      From time to time, in advertisements or in reports to shareholders, the Funds' yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Money Market Fund's yield may be compared to the IBC/Donoghue's Money Fund Average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds.

                                      TAXES

      The following summarizes certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situations.

      General. Each Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M, of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

      In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement"). Interest (including original issue discount and "accrued market discount") received by a Fund at maturity or on disposition of a security held for less than three months will not be treated (in contrast to other income which is attributable to realized market appreciation) as gross income from the sale or other disposition of securities held for less than three months for this purpose.

      In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

      Certain debt instruments acquired by a Fund may include "original issue discount" or "market discount". As a result, a Fund may be deemed under tax law rules to have earned discount income in taxable periods in which it does not actually receive any payments on the particular debt instruments involved. This income, however, will be subject to the Distribution Requirements and must also be distributed in accordance with the excise tax distribution rules discussed below, which may cause the Fund to have to borrow or liquidate securities to generate cash in order to timely meet these requirements (even though such borrowing or liquidating securities at that time may be detrimental from the standpoint of optimal portfolio management). Gain from the sale of a debt instrument having market discount may be treated for tax purposes as ordinary income to the extent that market discount accrued during the Fund's ownership of that instrument.

      Distributions of net investment income received by a Fund and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.

      Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time the shareholder has held the Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. The Funds expect that capital gain dividends will be taxable to shareholders as long-term gains. Capital gain dividends are not eligible for the dividends received deduction.

      In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

      If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

      Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.

      Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

      Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

      Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Portfolio at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

      Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

      Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

      Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

      The diversification requirements applicable to each Fund's assets may limit the extent to which each Fund will be able to engage in transactions in options and futures contracts.

      Currency Fluctuations - "Section 988" Gains or Losses. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

      Disposition of Shares. Upon the redemption, sale or exchange of shares of a Fund, a shareholder may realize a capital gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

      Constructive Sales. Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

      Passive Foreign Investment Companies. Certain Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions.

Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

      The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

      Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

      The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Company that he is not subject to backup withholding or that he is an "exempt recipient."

      Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

      The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

      Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                    ADDITIONAL INFORMATION CONCERNING SHARES

      The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized but unissued shares of the Company into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Company's Board of Directors have authorized the issuance of shares of common stock representing interests in Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund.

      Shares of the Funds have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus and Statement of Additional Information, shares will be fully paid and non-assessable by the Company. In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Fund and the Company's other Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved, based on the number of shares of the Fund that are held by each shareholder.

      Shareholders of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of such Fund in the matter are substantially identical to the interests of other Funds of the Company or that the matter does not affect any interest of such Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular Fund.

      Shareholder meetings to elect Directors will not be held unless and until such time as required by law. At that time, the Directors then in office will call a shareholders' meeting to elect Directors. Except as set forth above, the Directors will continue to hold office and may appoint successor directors. Meetings of the shareholders of the Company shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

      Notwithstanding any provision of Maryland law requiring a greater vote of the Company's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the Funds and the Company's other funds, if any (voting together without regard to class).

                                  MISCELLANEOUS

      Counsel. The law firm of Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Company.

      Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116 serves as the Company's independent auditors.


      Control Persons and Principal Holders of Securities. As of March 23, 1998 the following persons were beneficial owners of 5% or more of the outstanding shares of a Fund because they possessed voting or investment power with respect to such shares:


                                                            Percentage of Total
       Name of Fund             Name and Address            Shares Outstanding
       ------------             ----------------            ------------------
     Large Cap 500 Index Fund   Calhoun & Company                  100%
     and                        c/o Comerica Bank Detroit
     MidCap Index Fund          P.O. Box 75000
                                Detroit, MI 48275-3455

    As of March 23, 1998, Munder Capital Management, on behalf of its clients owned 100% of the SmallCap Index Fund.


      Shareholder Approvals. As used in this Statement of Additional Information and in the Prospectuses, a "majority of the outstanding shares" of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

      Banking Laws. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

      The Advisor and the Custodian believe they may perform the services for the Company contemplated by their respective agreements with the Company without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform such service for the Company.

      Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Company, the Company might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any change in the Company's method of operations would affect the net asset value per share of the Funds or result in a financial loss to any shareholder of the Funds.

                             REGISTRATION STATEMENT

      This Statement of Additional Information and the Funds' Prospectus do not contain all the information included in the Funds' registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

      Statements contained herein and in the Funds' Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Funds' registration statement, each such statement being qualified in all respect by such reference.

                              FINANCIAL STATEMENTS


      The financial statements for the Company including the notes thereto, dated December 31, 1997 have been audited by Ernst & Young LLP and are incorporated by reference into this Statement of Additional Information from the Annual Report of the Company dated as of December 31, 1997. The information under the caption "Financial Highlights" of the Funds for the period from commencement of operations through December 31, 1997, appearing in the Prospectus dated May 1, 1998 has been derived from the financial statements audited by Ernst & Young LLP. The unaudited financial statements and notes thereto for the LargeCap 500 Index Fund for the period from commencement of operations through March 31, 1998 follow Appendix B to this Statement of Additional Information.

                                   APPENDIX A

                              - Rated Investments -

Corporate Bonds

      Excerpts from Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

      "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      "Aa": Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

      "A": Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      "Baa": Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appears adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      "Ba": Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      "B": Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

      Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

      Excerpts from Standard & Poor's Corporation ("S&P") description of its bond ratings:

      "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      "AA": Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

      "A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

      "BB", "B" and "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper

      The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issues rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

                                   APPENDIX A

                              - Rated Investments -

Commercial Paper

      Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by a Fund's Boards of Trustees and Directors. Highest quality ratings for commercial paper for Moody's and S&P are as follows:

      Moody's: The rating "Prime-1" is the highest commercial paper rating category assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

      S&P: Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated in the "A-1" category by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+".

                                   APPENDIX B

      As stated in the Prospectus, the Funds may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I.  Index Futures Contracts

      General. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexed, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks.

      Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

      A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

      In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

      Examples of Stock Index Futures Transactions. The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price

                           Portfolio                             Futures
                           ---------                             -------
                                                       -Day Hedge is Placed-
Anticipate buying $62,500 in Equity Securities         Buying 1 Index Futures at 125
                                                       Value of Futures = $62,500/Contract

                                                       -Day Hedge is Lifted-
Buy Equity Securities with Actual Cost = $65,000       Sell 1 Index Futures at 130
Increase in Purchase Price = $2,500                    Value of Futures = $65,000/Contract
                                                       Gain on Futures = $2,500

                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures Contract - 125 X $500 = $62,500
Portfolio Beta Relative to the Index = 1.0

                           Portfolio                                      Futures
                           ---------                                      -------
                                                                -Day Hedge is Placed-
Anticipate Selling $1,000,000 in Equity Securities              Sell 16 Index Futures at 125
                                                                Value of Futures = $1,000,000

                                                                -Day Hedge is Lifted-
Equity Securities - Own Stock                                   Buy 16 Index Futures at 120
with Value = $960,000                                           Value of Futures = $960,000
Loss in Portfolio Value = $40,000                               Gain on Futures = $40,000

II.  Margin Payments

      Unlike purchase or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

III.  Risks of Transactions in Futures Contracts

      There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor. It is also possible that, when the Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

      Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

      In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor may still not result in a successful hedging transaction over a short time frame.

      Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

      Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

      Successful use of futures by the Funds is also subject to the Advisor's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when they may be disadvantageous to do so.

IV.  Options on Futures Contracts

      The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

      Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

V.  Other Matters

      Accounting for futures contracts will be in accordance with generally accepted accounting principles.

            Munder Institutional S&P 500 Index Equity Fund
                  Portfolio of Investments, March 31, 1998 (Unaudited)

--------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------
COMMON STOCKS -- 98.8%
     Advertising -- 0.2%
    1,000 Interpublic Group of
             Companies, Inc.                                 $     62,125
    1,100 Omnicom Group, Inc.                                      51,769
                                                             ------------
                                                                  113,894
                                                             ------------
     Aerospace -- 1.4%
    6,900 Boeing Company                                          359,662
      600 General Dynamics Corporation                             51,675
    1,300 Lockheed Martin Corporation                             146,250
      600 Northrop Grumman Corporation                             64,463
    2,300 Raytheon Company Class B                                134,262
    1,600 United Technologies Corporation                         147,700
                                                             ------------
                                                                  904,012
                                                             ------------
     Airlines -- 0.4%
      700 AMR Corporation +                                       100,231
      600 Delta Air Lines, Inc.                                    70,950
    1,550 Southwest Airlines Company                               45,822
      700 US Airways Group, Inc. +                                 51,888
                                                             ------------
                                                                  268,891
                                                             ------------
     Apparel -- 0.3%
      600 Fruit Of The Loom, Inc. +                                18,375
      600 Liz Claiborne, Inc.                                      29,925
    2,000 NIKE, Inc., Class B                                      88,500
      400 Reebok International Ltd.                                12,200
      800 V.F. Corporation                                         42,050
                                                             ------------
                                                                  191,050
                                                             ------------
     Automobiles -- 1.7%
    4,600 Chrysler Corporation                                    191,187
    8,300 Ford Motor Company                                      537,944
    4,900 General Motors Corporation                              330,444
      600 Navistar International Corporation +                     21,000
                                                             ------------
                                                                1,080,575
                                                             ------------
     Automobile Parts & Equipment -- 0.5%
    1,000 AutoZone, Inc. +                                         33,875
      300 Cummins Engine, Inc.                                     16,538
      900 Dana Corporation                                         52,369
      600 Echlin, Inc.                                             31,462
    1,200 Genuine Parts Company                                    45,750
      700 Johnson Controls, Inc.                                   42,481
      600 Pep Boys-- Manny, Moe & Jack                             13,913
      600 Snap-On, Inc.                                            27,375
    1,000 TRW, Inc.                                                55,125
                                                             ------------
                                                                  318,888
                                                             ------------
     Banks -- 9.4%
    4,490 Banc One Corporation                                    283,992
    2,600 Bank of New York, Inc.                                  163,312
    4,800 BankAmerica Corporation                                 396,600
    1,200 BankBoston                                              132,300
      900 Bankers Trust New York
             Corporation                                          108,281
    1,100 BB&T Corporation                                         74,456
    2,900 Chase Manhattan Corporation                             391,137
    3,200 Citicorp                                                454,400
      900 Comerica, Inc.                                           95,231
    1,400 CoreStates Financial Corporation                        125,650
    1,300 Fifth Third Bancorporation                              111,150
    2,000 First Chicago Corporation                               176,250
    4,300 First Union Corporation                                 244,025
    2,100 Fleet Financial Group, Inc.                             178,631
    1,300 Huntington Bancshares, Inc.                              47,369
    3,000 KeyCorp (New)                                           113,438
    3,500 MBNA Corporation                                        125,344
    1,800 Mellon Bank Corporation                                 114,300
      900 Mercantile Bancorporation                                49,331
    1,200 Morgan (J.P.) & Company, Inc.                           161,175
    4,100 Morgan Stanley, Dean Witter,
             Discover and Company                                 298,787
    1,500 National City Corporation                               109,969
    6,518 NationsBank Corporation                                 475,407
      900 Northern Trust Corporation                               67,275
    5,200 Norwest Corporation                                     216,125
    2,100 PNC Bank Corporation                                    125,869
      400 Republic New York Corporation                            53,350
    1,300 State Street Corporation                                 88,481
    1,200 Summit Bancorp                                           60,075
    1,700 SunTrust Banks, Inc.                                    128,138
    1,400 Synovus Financial Corporation                            51,975
    1,700 U.S. Bancorp                                            212,075
    1,400 Wachovia Corporation                                    118,738
    1,800 Washington Mutual, Inc.                                 129,094
      700 Wells Fargo & Company                                   231,875
                                                             ------------
                                                                5,913,605
                                                             ------------
     Broadcasting -- 0.4%
    4,900 CBS Corporation                                         166,294
      800 Clear Channel Communications +                           78,400
      400 Meredith Corporation                                     16,850
                                                             ------------
                                                                  261,544
                                                             ------------

                        See Notes to Financial Statements

            Munder Institutional S&P 500 Index Equity Fund
                  Portfolio of Investments, March 31, 1998 (Unaudited)
                              (Continued)

--------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------
COMMON STOCKS -- (Continued)
     Building Materials -- 0.8%
      600 Centex Corporation                                 $     22,875
      400 Crane Company                                            21,200
      300 Fleetwood Enterprises                                    13,969
    5,000 Home Depot, Inc.                                        337,187
      300 Kaufman & Broad Home Corporation                          9,769
    1,100 Masco Corporation                                        65,450
    1,000 Pall Corporation                                         21,500
      200 Pulte Corporation                                         9,300
                                                             ------------
                                                                  501,250
                                                             ------------
     Business Equipment and Supplies -- 1.8%
      900 Avery Dennison Corporation                               48,038
    1,100 Ikon Office Solutions                                    38,019
    6,700 International Business Machines
             Corporation                                          695,962
    2,000 Pitney Bowes, Inc.                                      100,375
    2,200 Xerox Corporation                                       234,162
                                                             ------------
                                                                1,116,556
                                                             ------------
     Business Services -- 0.4%
    5,862 Cendant Corporation +                                   232,282
      700 Deluxe Corporation                                       23,056
      700 Moore Corporation Ltd.                                   11,638
                                                             ------------
                                                                  266,976
                                                             ------------
     Chemicals and Plastics -- 3.1%
      900 Air Products & Chemicals, Inc.                           74,587
    1,600 Dow Chemical Company                                    155,600
    7,800 dupont (E.I.) de Nemours & Company                      530,400
      700 Eastman Chemical Company                                 47,206
      900 Ecolab, Inc.                                             26,100
    1,200 Engelhard Corporation                                    22,800
      300 FMC Corporation +                                        23,550
      600 Grace (W.R.) & Company +                                 50,213
      500 Great Lakes Chemical Corporation                         27,000
      800 Hercules, Inc.                                           39,500
      400 Kerr-McGee Corporation                                   27,825
      600 Mallinckrodt Group, Inc.                                 23,700
    2,800 Minnesota Mining & Manufacturing
             Company                                              255,325
    4,100 Monsanto Company                                        213,200
    1,100 Morton International, Inc.                               36,094
      600 Nalco Chemical Company                                   24,338
    1,300 Praxair, Inc.                                            66,869
      800 Raychem Corporation                                      33,250
    1,400 Rockwell International Corporation                       80,325
      600 Rohm & Haas Company                                      61,987
      900 Sigma-Aldrich Corporation                                33,525
      600 Union Camp Corporation                                   35,850
    1,000 Union Carbide Corporation                                50,125
                                                             ------------
                                                                1,939,369
                                                             ------------
     Coal -- 0.2%
    1,500 CSX Corporation                                          89,250
      200 Eastern Enterprises                                       8,600
      700 Fluor Corporation                                        34,825
                                                             ------------
                                                                  132,675
                                                             ------------
     Communication Equipment -- 1.3%
    1,300 Cabletron Systems, Inc. +                                18,931
    6,600 GTE Corporation                                         395,175
      700 Harris Corporation                                       36,488
    4,100 Motorola, Inc.                                          248,562
    1,200 National Semiconductor
             Corporation +                                         25,125
      700 Scientific-Atlanta, Inc.                                 13,694
    1,300 Tellabs, Inc. +                                          87,262
                                                             ------------
                                                                  825,237
                                                             ------------
     Computer Hardware, Software or Services -- 7.2%
    2,400 3COM Corporation +                                       86,250
      600 Adobe Systems, Inc.                                      27,113
    1,200 Advanced Micro Devices, Inc. +                           34,875
    1,500 AMP, Inc.                                                65,719
    1,000 Apple Computer, Inc. +                                   27,500
      400 Autodesk, Inc.                                           17,250
    2,000 Automatic Data Processing, Inc.                         136,125
    1,700 Bay Networks, Inc. +                                     46,113
      700 Ceridian Corporation +                                   37,756
    6,950 CISCO Systems Inc. +                                    475,206
   10,900 Compaq Computer Corporation                             282,037
    3,750 Computer Associates International,
             Inc.                                                 216,562
    1,400 Computer Sciences Corporation                            77,000
      400 Data General Corporation +                                7,075
    4,600 Dell Computer Corporation +                             311,650
    1,000 Digital Equipment Corporation +                          52,312
    7,200 Hewlett Packard Company                                 456,300
    1,000 Honeywell, Inc.                                          82,687
   17,500 Microsoft Corporation +                               1,566,250
    2,400 Novell, Inc. +                                           25,725
    6,800 Oracle Systems Corporation +                            214,625

                        See Notes to Financial Statements

            Munder Institutional S&P 500 Index Equity Fund
                  Portfolio of Investments, March 31, 1998 (Unaudited)
                              (Continued)

--------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------
COMMON STOCKS -- (Continued)
     Computer Hardware, Software or
          Services -- (Continued)
    2,000 Parametric Technology
             Corporation +                                   $     66,625
    1,700 Seagate Technologies, Inc. +                             42,925
    1,400 Silicon Graphics, Inc. +                                 19,513
    2,600 Sun Microsystems, Inc. +                                108,469
    1,800 Unisys Corporation +                                     34,200
                                                             ------------
                                                                4,517,862
                                                             ------------
     Computer -- Semiconductors -- 1.9%
    2,500 Applied Materials +                                      88,281
    3,400 EMC Corporation +                                       128,563
   11,700 Intel Corporation                                       913,331
    1,200 LSI Logic Corporation +                                  30,300
    1,700 Micron Technology, Inc. +                                49,406
                                                             ------------
                                                                1,209,881
                                                             ------------
     Consumer Non-Durables -- 3.7%
    1,600 Corning, Inc.                                            70,800
   23,500 General Electric Company                              2,025,406
      400 Grainger (W.W.), Inc.                                    41,125
    1,400 Lowe's Companies, Inc.                                   98,262
    1,300 Newell Company                                           62,969
                                                             ------------
                                                                2,298,562
                                                             ------------
     Consumer Services -- 0.2%
      900 Block (H & R), Inc.                                      42,806
      600 Manor Care, Inc.                                         22,200
    1,700 Service Corporation International                        72,144
                                                             ------------
                                                                  137,150
                                                             ------------
     Consumer Staples -- 0.1%
      700 Pioneer Hi-Bred International, Inc.                      68,294
                                                             ------------

     Containers -- 0.2%
      300 Ball Corporation                                          9,825
    1,000 Crown Cork & Seal Company, Inc.                          53,500
    1,200 Owens-Illinois, Inc. +                                   51,900
                                                             ------------
                                                                  115,225
                                                             ------------
     Cosmetics -- Toiletry -- 0.2%
      400 Alberto-Culver Company, Class B                          12,175
    1,100 Avon Products, Inc.                                      85,800
                                                             ------------
                                                                   97,975
                                                             ------------
     Diversified -- 1.7%
      300 Aeroquip-Vickers, Inc.                                   17,344
    3,900 AlliedSignal Corporation                                163,800
    1,100 Cognizant Corporation                                    63,112
    1,400 Fortune Brands, Inc.                                     55,825
    1,000 Loews Corporation                                       104,250
      250 Sodexho Marriott Services, Inc.                           6,641
    1,100 Textron, Inc.                                            84,700
    1,000 Thermo Electron Corporation +                            40,375
    4,100 Tyco International Ltd.                                 223,962
    4,400 Unilever NV                                             301,950
                                                             ------------
                                                                1,061,959
                                                             ------------
     Electrical Equipment -- 0.4%
    1,000 Cooper Industries, Inc.                                  59,438
      300 Foster Wheeler Corporation                                9,169
      400 General Signal Corporation                               18,700
      400 Tektronix, Inc.                                          17,850
    2,700 Texas Instruments, Inc.                                 146,137
      400 Thomas & Betts Corporation                               25,600
                                                             ------------
                                                                  276,894
                                                             ------------
     Electronics -- 0.6%
      700 Eaton Corporation                                        66,631
      400 EG & G, Inc.                                             11,625
    3,100 Emerson Electric Company                                202,081
    1,000 General Instrument Corporation +                         20,938
      700 KLA-Tencor Corporation +                                 26,775
      900 Tandy Corporation                                        42,300
                                                             ------------
                                                                  370,350
                                                             ------------
     Energy and Resources -- 0.2%
    1,405 Burlington Resources, Inc.                               67,352
    1,400 Dresser Industries, Inc.                                 67,288
                                                             ------------
                                                                  134,640
                                                             ------------
     Entertainment -- 1.6%
      900 Brunswick Corporation                                    31,388
    4,700 Disney (Walt) Company                                   501,725
      600 Harcourt General Corporation                             33,225
    1,000 Hasbro, Inc.                                             35,312
      600 King World Productions, Inc.                             17,550
    2,000 Mattel, Inc.                                             79,250
    3,900 Time Warner, Inc.                                       280,800
                                                             ------------
                                                                  979,250
                                                             ------------
     Enviromental Control -- 0.0%#
      400 Safety-Kleen Corporation                                 11,350
                                                             ------------

                        See Notes to Financial Statements

            Munder Institutional S&P 500 Index Equity Fund
                  Portfolio of Investments, March 31, 1998 (Unaudited)
                              (Continued)

--------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------
COMMON STOCKS -- (Continued)
     Financial Services -- 3.8%
    3,200 American Express Company                           $    293,800
    1,700 American General Corporation                            109,969
      400 Beneficial Corporation                                   49,725
      900 Countrywide Credit Industries                            47,869
      800 Dow Jones & Company, Inc.                                42,350
    1,000 Equifax, Inc.                                            36,500
    4,800 Federal Home Loan Mortgage
             Corporation                                          227,700
    7,300 Federal National Mortgage
             Association                                          461,725
    3,000 First Data Corporation                                   97,500
    1,100 Green Tree Financial Corporation                         31,281
      900 Household International, Inc.                           123,975
      900 Lehman Brothers Holdings, Inc.                           67,387
    2,300 Merrill Lynch & Company, Inc.                           190,900
    1,800 Schwab (Charles) Corporation                             68,400
      400 Temple-Inland, Inc.                                      24,850
    8,267 Travelers Group, Inc.                                   496,020
                                                             ------------
                                                                2,369,951
                                                             ------------
     Food and Beverages -- 6.4%
    1,700 Albertson's, Inc.                                        89,463
    3,400 Anheuser-Busch Companies, Inc.                          157,462
    3,200 Campbell Soup Company                                   181,600
   17,700 Coca-Cola Company                                     1,370,644
    3,300 ConAgra, Inc.                                           106,013
      300 Coors (Adolph) Company, Class B                          10,500
    2,500 Heinz (H.J.) Company                                    145,937
    1,200 Hershey Foods Corporation                                85,950
    2,800 Kellogg Company                                         120,750
   10,900 PepsiCo, Inc.                                           465,294
   17,400 Philip Morris Companies, Inc.                           725,362
    1,100 Quaker Oats Company                                      62,975
      900 Ralston-Purina Company                                   95,400
    3,300 Sara Lee Corporation                                    203,362
    2,500 Seagram Company Ltd.                                     95,469
    1,300 UST, Inc.                                                41,925
    1,000 Wrigley (Wm) Jr. Company                                 81,750
                                                             ------------
                                                                4,039,856
                                                             ------------
     Food Distribution -- 0.9%
    3,800 Archer-Daniels-Midland Company                           83,362
    1,200 Bestfoods                                               140,250
    1,300 General Mills, Inc.                                      98,800
      600 Giant Food, Inc., Class A                                23,175
      300 Great Atlantic & Pacific Tea Company,
             Inc.                                                   9,075
    1,800 Kroger Company +                                         83,138
      600 Supervalu, Inc.                                          27,975
    2,800 Sysco Corporation                                        71,750
    1,000 Winn Dixie Stores, Inc.                                  46,375
                                                             ------------
                                                                  583,900
                                                             ------------
     Glass Products -- 0.1%
      400 Owens Corning Fiberglass
             Corporation                                           14,375
    1,200 PPG Industries, Inc.                                     81,525
                                                             ------------
                                                                   95,900
                                                             ------------
     Health Care Facilities -- 0.4%
    4,500 Columbia/HCA Healthcare
             Corporation                                          145,125
    1,100 Humana, Inc. +                                           27,294
    2,100 Tenet Healthcare Corporation +                           76,256
                                                             ------------
                                                                  248,675
                                                             ------------
     Health Care Products -- 4.0%
    5,300 Abbott Laboratories                                     399,156
      600 Allergan, Inc.                                           22,800
      400 Bausch & Lomb, Inc.                                      18,275
    1,000 Becton, Dickinson & Company                              68,063
    8,300 Merck & Company, Inc.                                 1,065,512
    9,300 Pfizer, Inc.                                            927,094
                                                             ------------
                                                                2,500,900
                                                             ------------
     Holding Companies -- 0.2%
      700 Providian, LLC                                           40,206
    1,600 Public Service Enterprise                                60,600
                                                             ------------
                                                                  100,806
                                                             ------------
     Home Appliances -- 0.2%
      800 Black & Decker Corporation                               42,450
      800 Maytag Corporation                                       38,250
      600 Whirlpool Corporation                                    41,138
                                                             ------------
                                                                  121,838
                                                             ------------
     Home Furnishings and Housewares -- 0.8%
    4,500 American Home Products Corporation                      429,187
      300 Armstrong World                                          25,969
    1,000 Rubbermaid, Inc.                                         28,500
      200 Springs Industries, Inc.                                 10,988
      600 Tupperware Corporation                                   15,975
                                                             ------------
                                                                  510,619
                                                             ------------

                        See Notes to Financial Statements

            Munder Institutional S&P 500 Index Equity Fund
                  Portfolio of Investments, March 31, 1998 (Unaudited)
                              (Continued)

--------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------
COMMON STOCKS -- (Continued)
     Hotels and Restaurants -- 0.9%
    1,300 Darden Restaurants, Inc.                           $     20,231
      900 Harrah's Entertainment Corporation +                     22,106
    1,700 Hilton Hotels Corporation                                54,187
    1,000 Marriott International, Inc. +                           37,187
    1,000 Marriott International, Inc., Class A +                  35,813
    4,700 McDonald's Corporation                                  282,000
    1,200 Mirage Resorts, Inc. +                                   29,175
    1,000 Tricon Global Restaurants, Inc. +                        30,063
    1,100 Wendy's International, Inc.                              24,544
                                                             ------------
                                                                  535,306
                                                             ------------
     Insurance -- 4.2%
    1,000 Aetna Life & Casualty Company                            83,437
    3,000 Allstate Corporation                                    275,812
    4,800 American International Group, Inc.                      604,500
    1,400 AON Corporation                                          90,650
    1,400 Chubb Corporation                                       109,725
      600 CIGNA Corporation                                       123,000
      400 Cincinnati Financial Corporation                         50,100
    1,300 Conseco, Inc.                                            73,613
      700 General Re Corporation                                  154,437
    1,000 Hartford Financial Services Group, Inc.                 108,500
      600 Jefferson-Pilot Corporation                              53,363
      900 Lincoln National Corporation                             76,387
    1,400 Marsh & McLennan Companies, Inc.                        122,237
      800 MBIA, Inc.                                               62,000
    1,000 MGIC Investment Corporation                              65,688
      600 Progressive Corporation                                  80,812
    1,100 SAFECO Corporation                                       60,122
      700 St. Paul Companies, Inc.                                 62,388
    1,300 SunAmerica, Inc.                                         62,238
    1,100 Torchmark, Inc.                                          50,394
      600 Transamerica Corporation                                 69,900
    1,300 United Healthcare Corporation                            84,175
    1,200 UNUM Corporation                                         66,225
      900 USF & G Corporation                                      22,444
                                                             ------------
                                                                2,612,147
                                                             ------------
     Machine -- Tool -- 0.1%
      700 Stanley Works                                            39,025
                                                             ------------
     Machinery and Heavy Equipment -- 0.7%
    2,600 Caterpillar, Inc.                                       143,162
      300 Cincinnati Milacron, Inc.                                 9,563
    1,700 Deere & Company                                         105,294
    1,500 Dover Corporation                                        57,000
    1,100 Ingersoll-Rand Company                                   52,731
    1,000 Parker-Hannifin Corporation                              51,250
                                                             ------------
                                                                  419,000
                                                             ------------
     Manufacturing -- 0.7%
    1,600 Alcan Aluminum Ltd.                                      50,000
    1,400 Aluminum Company of America                              96,337
    1,300 Boston Scientific Corporation +                          87,750
      200 Briggs & Stratton Corporation                             9,163
      600 Brown-Forman Corporation,
             Class B                                               33,000
      600 Case Corporation                                         40,875
      700 PACCAR, Inc.                                             41,694
      600 Reynolds Metals Company                                  36,862
    1,400 Sherwin-Williams Company                                 49,700
                                                             ------------
                                                                  445,381
                                                             ------------
     Medical Instruments, Services, and
          Supplies -- 2.2%
      400 Bard (C.R.), Inc.                                        14,700
    1,900 Baxter International, Inc.                              104,737
      900 Biomet, Inc.                                             27,000
      900 Cardinal Health, Inc.                                    79,369
    1,000 Guidant Corporation                                      73,375
    1,700 HBO & Company                                           102,638
    2,700 HEALTHSOUTH Corporation +                                75,769
    9,300 Johnson & Johnson Company                               681,806
    3,200 Medtronic, Inc.                                         166,000
      200 Shared Medical Systems Corporation                       15,675
      700 St. Jude Medical, Inc. +                                 23,406
      600 United States Surgical Corporation                       19,800
                                                             ------------
                                                                1,384,275
                                                             ------------
     Metals and Mining -- 0.5%
    1,400 Allegheny Teldyne, Inc.                                  38,937
      300 ASARCO, Inc.                                              8,006
    2,600 Barrick Gold Corporation                                 56,225
    1,600 Battle Mountain Gold Company                             10,200
      700 Cyprus Amax Minerals Company                             11,638
    1,300 Freeport McMoran Copper & Gold,
             Class B                                               25,919
    1,000 Homestake Mining Company                                 10,875
    1,400 Inco Ltd.                                                26,163
    1,300 Newmont Mining Corporation                               39,731
      600 Phelps Dodge Corporation                                 38,737
    1,700 Placer Dome, Inc.                                        22,419
                                                             ------------
                                                                  288,850
                                                             ------------
     Metal Fabricating -- 0.2%
    1,700 Illinois Tool Works, Inc.                               110,075
                                                             ------------

                        See Notes to Financial Statements

            Munder Institutional S&P 500 Index Equity Fund
                  Portfolio of Investments, March 31, 1998 (Unaudited)
                              (Continued)

--------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------
COMMON STOCKS -- (Continued)
     Natural Gas -- 0.4%
      400 Columbia Gas System, Inc.                          $     31,100
      800 Consolidated Natural Gas Company                         46,150
    2,200 Enron Corporation                                       102,025
      400 NICOR, Inc.                                              16,900
      300 ONOEK, Inc.                                              12,225
      700 Pacific Enterprises, Inc.                                28,569
      700 Sonat, Inc.                                              30,450
                                                             ------------
                                                                  267,419
                                                             ------------
     News and Publishing -- 0.6%
    2,000 Gannett Company, Inc.                                   143,750
      700 Knight-Ridder, Inc.                                      39,113
      800 New York Times Company, Class A                          56,000
      800 Times Mirror Company (New),
             Class A                                               50,700
    1,000 Tribune Company                                          70,500
                                                             ------------
                                                                  360,063
                                                             ------------
     Oil -- 7.1%
      700 Amerada Hess Corporation                                 40,819
    3,400 Amoco Corporation                                       293,675
      700 Apache Corporation                                       25,725
      600 Ashland, Inc.                                            33,975
    2,200 Atlantic Richfield Company                              172,975
    1,400 Baker Hughes, Inc.                                       56,350
    4,500 Chevron Corporation                                     361,406
      900 Coastal Corporation                                      58,613
   17,700 Exxon Corporation                                     1,196,962
    1,800 Halliburton Company                                      90,337
      900 Louisiana Land & Exploration
             Company                                               20,925
      400 McDermott International, Inc.                            16,525
    5,400 Mobil Corporation                                       413,775
    2,300 Occidental Petroleum Corporation                         67,419
      900 Oryx Energy Company +                                    23,400
      400 Pennzoil Company                                         25,850
    1,800 Phillips Petroleum Company                               89,887
   15,400 Royal Dutch Petroleum Company                           874,912
    1,400 Tenneco, Inc.                                            59,763
    3,800 Texaco, Inc.                                            228,950
    1,700 Union Pacific Corporation                                95,519
    1,800 Union Pacific Resources Group                            42,975
    1,700 Unocal Corporation                                       65,769
    2,000 USX-Marathon Group                                       75,250
                                                             ------------
                                                                4,431,756
                                                             ------------
     Oil Equipment and Services -- 0.5%
      400 Helmerich & Payne, Inc.                                  12,500
    3,400 Schlumberger Ltd.                                       257,550
      400 Western Atlas, Inc.                                      30,950
                                                             ------------
                                                                  301,000
                                                             ------------
     Paper and Forest Products -- 1.1%
      400 Bemis Company, Inc.                                      18,050
      400 Boise Cascade Corporation                                14,425
      800 Champion International Corporation                       43,450
    1,600 Fort James Corporation                                   73,300
      700 Georgia-Pacific Corporation                              45,325
      400 Harnischfeger Industries, Inc.                           13,675
    2,100 International Paper Company                              98,306
    3,742 Kimberly-Clark Corporation                              187,568
      900 Mead Corporation                                         32,231
      300 Potlatch Corporation                                     12,919
      900 Stone Container Corporation                              11,250
    1,400 Weyerhaeuser Company                                     79,100
      900 Willamette Industries, Inc.                              33,806
                                                             ------------
                                                                  663,405
                                                             ------------
     Personal Items -- 2.9%
    2,000 Colgate-Palmolive Company                               173,250
    3,900 Gillette Company                                        462,881
      900 International Flavors & Fragrances,
             Inc.                                                  42,413
      300 Jostens, Inc.                                             7,200
    9,300 Procter & Gamble Company                                784,687
    1,900 Warner-Lambert Company                                  323,594
                                                             ------------
                                                                1,794,025
                                                             ------------
     Petroleum Refining -- 0.2%
      500 Anadarko Petroleum Corporation                           34,500
      700 Rowan Companies +                                        20,300
      600 Sun Company                                              24,525
    2,200 Williams Companies, Inc.                                 70,400
                                                             ------------
                                                                  149,725
                                                             ------------
     Pharmaceuticals -- 2.8%
       30 Allergan Specialty Therapeutics,
             Inc. +                                                   364
      700 ALZA Corporation                                         31,369
    6,900 Bristol-Myers Squibb Company                            719,756
    7,700 Lilly (Eli) & Company                                   459,112
    3,500 Pharmacia & Upjohn, Inc.                                153,125
    5,100 Schering-Plough Corporation                             416,606
                                                             ------------
                                                                1,780,332
                                                             ------------

                        See Notes to Financial Statements

            Munder Institutional S&P 500 Index Equity Fund
                  Portfolio of Investments, March 31, 1998 (Unaudited)
                              (Continued)

--------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------
COMMON STOCKS -- (Continued)
     Photographic Equipment and Supplies -- 0.3%
    2,200 Eastman Kodak Company                              $    142,725
      400 Polaroid Corporation                                     17,600
                                                             ------------
                                                                  160,325
                                                             ------------
     Printing and Publishing -- 0.3%
      600 American Greetings Corporation,
             Class A                                               27,600
    1,000 Donnelley (R.R.) & Sons Company                          41,063
    1,400 Dun & Bradstreet Corporation                             47,862
      800 McGraw-Hill, Inc.                                        60,850
      900 Westvaco Corporation                                     27,675
                                                             ------------
                                                                  205,050
                                                             ------------
     Railroads -- 0.2%
    2,600 Norfolk Southern Corporation                             97,175
                                                             ------------
     Research and Development -- 0.2%
    1,800 Amgen, Inc.                                             109,575
                                                             ------------
     Retail -- Store -- 3.8%
    1,900 American Stores Company                                  49,400
      900 Charming Shoppes, Inc. +                                  4,275
      800 Circuit City Stores -- Circuit City
             Group                                                 34,200
      900 Consolidated Stores Corporation +                        38,644
    1,700 Costco Companies, Inc. +                                 90,737
    1,400 CVS Corporation                                         105,700
    1,500 Dayton Hudson Corporation                               132,000
    1,000 Dillard's, Inc.                                          36,938
    1,400 Federated Department Store +                             72,538
    2,750 Gap, Inc.                                               123,750
    3,400 K mart Corporation +                                     56,738
    1,900 Limited, Inc.                                            54,506
      300 Longs Drug Stores Company                                 9,131
    1,600 May Department Stores Company                           101,600
      300 Mercantile Stores Company                                20,156
      700 Nordstrom, Inc.                                          44,669
    1,700 Penney (J.C.) Company, Inc.                             128,669
    1,700 Rite Aid Corporation                                     58,225
      300 Russell Corporation                                       8,044
    2,700 Sears, Roebuck & Company                                155,081
    1,100 TJX Companies, Inc.                                      49,775
    2,000 Toys R Us, Inc. +                                        60,125
   16,100 Wal-Mart Stores, Inc.                                   818,081
    3,400 Walgreen Company                                        119,637
    1,100 Woolworth Corporation +                                  27,500
                                                             ------------
                                                                2,400,119
                                                             ------------
     Savings and Loan Associations -- 0.2%
      800 Ahmanson (H.F.) Company                                  62,000
      400 Golden West Financial
             Corporation                                           38,325
                                                             ------------
                                                                  100,325
                                                             ------------
     Soaps and Detergents -- 0.1%
      900 Clorox Company                                           77,119
                                                             ------------
     Steel -- 0.2%
      900 Armco, Inc. +                                             5,288
    1,000 Bethlehem Steel Corporation +                            13,563
      400 Inland Steel Industries, Inc.                            11,050
      700 Nucor Corporation                                        38,106
      600 Timken Company                                           20,287
      700 USX-U.S.Steel Group, Inc.                                26,425
      800 Worthington Industries, Inc.                             14,500
                                                             ------------
                                                                  129,219
                                                             ------------
     Technology -- 0.7%
    7,600 Ameritech Corporation                                   375,725
    1,000 ITT Industries                                           38,063
      400 Millipore Corporation                                    13,900
      400 Perkin-Elmer Corporation                                 28,925
                                                            -------------
                                                                  456,613
                                                             ------------
     Telecommunications -- 7.7%
    3,500 AirTouch Communications, Inc. +                         171,281
    1,300 ALLTEL Corporation                                       56,794
      700 Andrew Corporation +                                     13,869
   11,700 AT & T Corporation                                      767,812
    5,400 Bell Atlantic Corporation                               553,500
    6,800 BellSouth Corporation                                   459,425
    2,400 Comcast Corporation Special,
             Class A (non-voting)                                  84,750
    1,000 DSC Communications Corporation +                         18,188
    1,100 Frontier Corporation                                     35,819
    4,400 Lucent Technologies, Inc.                               562,650
    4,800 MCI Communications Corporation                          237,600
    3,600 Northern Telecommunications Ltd.                        232,650
   12,600 SBC Communications                                      549,675
    3,000 Sprint Corporation                                      203,063
    3,500 Tele-Communications, Inc., Class A                      108,828
    4,200 US West Media, Inc.                                     145,950
    3,300 US West, Inc. +                                         180,675
    2,400 Viacom, Inc., Class B +                                 129,000
    7,000 WorldCom, Inc.                                          301,437
                                                             ------------
                                                                4,812,966
                                                             ------------

                        See Notes to Financial Statements

            Munder Institutional S&P 500 Index Equity Fund
                  Portfolio of Investments, March 31, 1998 (Unaudited)
                              (Continued)

--------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------
COMMON STOCKS -- (Continued)
     Tire and Rubber -- 0.2%
      700 Cooper Tire & Rubber Company                       $     16,625
      400 Goodrich (B.F.) Company                                  20,425
    1,300 Goodyear Tire & Rubber Company                           98,475
                                                             ------------
                                                                  135,525
                                                             ------------
     Transportation -- 0.4%
    1,300 Burlington Northern Santa Fe                            135,200
      840 FDX Corporation +                                        59,745
      700 Ryder System, Inc.                                       26,600
                                                             ------------
                                                                  221,545
                                                             ------------
     Utilities -- 2.4%
      900 Ameren Corporation                                       37,912
    1,300 American Electric Power Company, Inc.                    65,325
    1,000 Baltimore Gas & Electric Company                         32,688
    1,000 Carolina Power & Light Company                           45,250
    1,700 Central & Southwest Corporation                          45,475
    1,300 Cinergy Corporation                                      48,100
    1,600 Consolidated Edison Company                              74,800
    1,300 Dominion Resources, Inc.                                 54,600
    1,200 DTE Energy Company                                       47,175
    2,500 Duke Energy Company                                     148,906
    2,600 Edison International                                     76,375
    1,700 Entergy Corporation                                      50,575
    1,572 FirstEnergy Corporation                                  48,437
    1,300 FPL Group, Inc.                                          83,525
    1,000 GPU, Inc.                                                44,250
    2,000 Houston Industries, Inc.                                 57,500
      400 National Service Industries, Inc.                        23,525
    1,200 Niagara Mohawk Power Corporation +                       15,600
      600 Northern States Power Company                            35,400
    2,000 PacifiCorp                                               49,250
    1,500 PECO Energy Company                                      33,187
      300 People's Energy Corporation                              10,913
    3,000 PG & E Corporation                                       99,000
    1,100 PP & L Resources, Inc.                                   25,988
    4,800 Southern Company                                        132,900
    1,700 Texas Utilities Company                                  66,831
    1,500 Unicom Corporation                                       52,500
                                                             ------------
                                                                1,505,987
                                                             ------------
     Waste Management -- 0.3%
    1,400 Browning-Ferris Industries, Inc.                         45,675
    2,300 Laidlaw, Inc., Class B (non-voting)                      36,512
    3,100 Waste Management, Inc.                                   95,519
                                                             ------------
                                                                  177,706
                                                             ------------
TOTAL COMMON STOCKS
   (Cost  $54,327,392)                                         61,857,392
                                                             ------------
Principal
Amount
---------
U.S. TREASURY BILLS -- 0.1%
$100,000 5.31%++ due 4/30/98 **                                    99,589
                                                             ------------
TOTAL U.S. TREASURY BILLS
   (Cost  $99,589)                                                 99,589
                                                             ------------
REPURCHASE AGREEMENT -- 0.8%
   (Cost  $496,000)
 $496,000 Agreement with State Street Bank
          and Trust Company, 5.750% dated
          3/31/1998, to be repurchased at
          $496,079 on 4/1/1998, collateralized
          by $510,000 U.S. Treasury Note,
          5.750% maturing 09/30/1999
          (value $510,717)                                        496,000
                                                             ------------
TOTAL INVESTMENTS
   (Cost  $54,922,981*)                           99.7%        62,452,981
OTHER ASSETS AND
   LIABILITIES (Net)                               0.3            171,738
                                                 -----       ------------
NET ASSETS                                       100.0%      $ 62,624,719
                                                 =====       ============

--------------------------------------------------------------------------------
  *  Aggregate cost for Federal tax purposes is $54,922,981.
 **  Securities pledged as collateral for futures contracts.
  +  Non-income producing security.
 ++  Rate represents annualized yield at date of purchase.
  #  Amount represents less than 0.1% of net assets.

Number
   of                                                        Unrealized
Contracts                                                    Appreciation
---------                                                    ------------
FUTURES CONTRACTS - LONG POSITION
2         S&P 500 Index,
              June 1998                                      $      6,282
                                                             ============

                        See Notes to Financial Statements

Munder Institutional S&P 500 Index Equity Fund
      Statement of Assets and Liabilities, March 31, 1998 (Unaudited)

--------------------------------------------------------------------------------

ASSETS:
Investments, at value (Cost $54,922,981)
See accompanying schedule:
    Securities ...................................................   $61,956,981
    Repurchase agreement .........................................       496,000
                                                                     -----------
Total investments ................................................    62,452,981
Cash .............................................................        20,831
Receivable for Fund shares sold ..................................         2,557
Receivable for investment securities sold ........................         4,666
Dividends receivable .............................................        66,599
Interest receivable ..............................................            79
Receivable from investment advisor ...............................        64,684
Variation margin .................................................         2,400
Unamortized organization costs ...................................         7,603
Prepaid assets ...................................................        16,512
                                                                     -----------
    Total Assets .................................................    62,638,912
                                                                     -----------
LIABILITIES:
Custodian fees payable ...........................................         6,992
Shareholder servicing fees payable ...............................         1,540
Administration fee payable .......................................           593
Accrued Director's fees and expenses .............................           289
Accrued expenses and other payables ..............................         4,779
                                                                     -----------
    Total Liabilities ............................................        14,193
                                                                     -----------

NET ASSETS .......................................................   $62,624,719
                                                                     ===========

NET ASSETS consist of:
Undistributed net investment income ..............................       225,754
Accumulated net realized loss on investments sold and
  futures contracts ..............................................       688,706
Net unrealized appreciation of investments and
  futures contracts ..............................................     7,536,282
Par value ........................................................         5,499
Paid-in capital in excess of par value ...........................    54,168,478
                                                                     -----------
    Total Net Assets .............................................   $62,624,719
                                                                     ===========

NET ASSET VALUE offering and redemption price per share
    ($62,624,719 / 5,499,155 shares of common stock outstanding)..   $     11.39
                                                                     ===========

                        See Notes to Financial Statements

Munder Institutional S&P 500 Index Equity Fund
      Statement of Operations, Period Ended March 31, 1998* (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest ....................................................       $    11,687
Dividends (c) ...............................................           226,597
                                                                    -----------
    Total investment income .................................           238,284
                                                                    -----------
EXPENSES:
Custodian fees ..............................................            23,016
Investment advisory fee .....................................            10,747
Legal and audit fees ........................................             6,133
Transfer agent fee ..........................................             3,297
Administration fee ..........................................             2,499
Directors' fees and expenses ................................               160
Other .......................................................             5,414
                                                                    -----------
    Total Expenses ..........................................            51,266
Expenses reimbursed by investment advisor ...................           (37,382)
                                                                    -----------
    Net Expenses ............................................            13,884
                                                                    -----------
NET INVESTMENT INCOME .......................................           224,400
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
    INVESTMENTS:
Net realized loss gain/(loss) from:
    Security transactions ...................................           589,583
    Futures contracts .......................................           133,841
Net change in unrealized appreciation of:
    Securities ..............................................         7,223,141
    Futures contracts .......................................           (26,278)
                                                                    -----------
Net realized and unrealized gain on investments .............         7,920,287
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS ..................................................       $ 8,144,687
                                                                    ===========

(c) Net of foreign withholding taxes of: ....................       $       204
                                                                    ===========

----------
(*) The Institutional S&P 500 Index Equity Fund commenced operations on October 14, 1997.


                        See Notes to Financial Statements

Munder Institutional S&P 500 Index Equity Fund
   Statement of Changes in Net Assets, Period Ended March 31, 1998

--------------------------------------------------------------------------------

                                                                        Period
                                                                         Ended           Period
                                                                        3/31/98          Ended
                                                                      (Unaudited)     12/31/97(a)
                                                                      -----------     -----------
Net investment income ............................................   $    224,400    $    178,575
Net realized gain/(loss) on investments sold
    and futures contracts during the year ........................        723,424         (34,718)
Net change in unrealized appreciation of investments
    and future contracts during the period .......................      7,196,863         339,419
                                                                     ------------    ------------
Net increase in net assets resulting from operations .............      8,144,687         483,276
Distributions to shareholders from net investment income .........             --        (178,471)
Net increase/(decrease) in net assets from Fund share transactions     (9,518,944)     63,694,171
                                                                     ------------    ------------
Net increase/(decrease) in net assets ............................     (1,374,257)     63,668,976
NET ASSETS:
Beginning of period ..............................................     63,998,976               0
                                                                     ------------    ------------

End of period ....................................................   $ 62,624,719    $ 63,998,976
                                                                     ============    ============

Undistributed net investment income ..............................   $    225,754    $      1,354
                                                                     ============    ============

----------
(a) The Institutional S&P 500 Index Equity Fund commenced operations on October 14, 1997.


                        See Notes to Financial Statements

Munder Institutional S&P 500 Index Equity Fund
      Financial Highlights, For a Share Outstanding Throughout The Period

--------------------------------------------------------------------------------

                                                               Period
                                                               Ended              Period
                                                              3/31/98             Ended
                                                            (Unaudited)        12/31/97(a)
                                                            -----------        -----------
Net asset value, beginning of period ...................    $     10.00        $     10.00
                                                            -----------        -----------
Income from investment operations:
Net investment income ..................................           0.04               0.04
    Net realized and unrealized gain on investments ....           1.35               0.00(e)
                                                            -----------        -----------
Total from investment operations .......................           1.39               0.04
                                                            -----------        -----------
Less distributions:
Distributions to shareholders from net investment income             --              (0.04)
                                                            -----------        -----------
Total distributions ....................................             --              (0.04)
                                                            -----------        -----------
Net asset value, end of period .........................    $     11.39        $     10.00
                                                            ===========        ===========
Total return(b) ........................................          13.90%              0.39%
                                                            ===========        ===========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's) ...................    $    62,625        $    63,999
Ratio of operating expenses to average net assets ......           0.09%(c)           0.09%(c)
Ratio of net investment income to average net assets ...           1.46%(c)           1.76%(c)
Ratio of operating expenses to average net assets
     without expense reimbursement .....................           0.33%(c)           0.61%(c)
Portfolio turnover .....................................              2%              0.08%
Average commission rate(d) .............................        $0.0242            $0.0100

----------
(a) Munder Institutional S&P 500 Index Equity Fund commenced operations on October 14, 1997.
(b)   Total return represents aggregate total return for the period indicated.
(c)   Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) The amount shown at this caption for each share outstanding throughout the period, may not accord with the change in aggregate gains and losses in the portfolio securities for the period, because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.


                        See Notes to Financial Statements

Munder Institutional S&P 500 Index Equity Fund
      Notes To Financial Statements, March 31, 1998 (Unaudited)

================================================================================

1.    Organization and Significant Accounting Policies

      The Munder Institutional S&P 500 Index Equity Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Company was organized as a Maryland corporation on May 23, 1984 under the name St. Clair Money Market Fund, Inc., which was changed to St. Clair Fixed Income Fund, Inc. on December 30, 1986 and to St. Clair Fund, Inc. on September 18, 1996. The Fund commenced operations on October 14, 1997.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

      Security Valuation: Securities (including financial futures, if any) traded on a recognized stock exchange or on the NASDAQ National Market System ("NASDAQ") are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market as of the close of business on the date of the valuation. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Restricted securities and securities and assets for which market quotations are not readily available, are valued at fair value by the advisor, under the supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method such securities are valued initially at cost on the date of purchase (or on the 61st day before maturity). Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

      Futures Contracts: The Fund may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/ (depreciation), if any, is shown in the financial statements.

      There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Munder Institutional S&P 500 Index Equity Fund
      Notes To Financial Statements, March 31, 1998 (Unaudited)
      (Continued)

================================================================================

      Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Fund's Advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

      Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

      Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid at least quarterly by the Fund. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

      Federal Income Taxes: The Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

2. Investment Advisor, Administrator, Custodian, Transfer Agent and Other Related Party Transactions

      Munder Capital Management (the "Advisor"), an independent investment management firm, serves as the Fund's investment advisor. For its advisory services to the Munder Institutional S&P 500 Index Fund, the Advisor is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 0.07% of the value of the Fund's average daily net assets.

Munder Institutional S&P 500 Index Equity Fund
      Notes To Financial Statements, March 31, 1998 (Unaudited)
      (Continued)

================================================================================

      The Advisor has reimbursed certain expenses, payable by the Fund, for the period ended March 31, 1998, as reflected in the Statement of Operations.

      Comerica Bank ("Comerica") provides custodial services to the Fund. No compensation is paid to the Custodian for its services. State Street Bank & Trust Company ("State Street") serves as the sub-custodian to the Fund. For its services as sub-custodian, State Street receives a fee based on the aggregate average daily net assets of the Fund and certain other investment portfolios advised by the Advisor for which State Street provides custodial services, as well as certain transaction based fees. As of November 1, 1997, Comerica receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica and its customers, as compensation for certain shareholder services provided by Comerica to the Fund.

      Each Director of the Company is paid an aggregate fee, consisting of a $20,000 annual retainer, for services in such capacity plus $1,500 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and Munder Framlington Funds Trust. The Trustees or Directors are also reimbursed for any expenses incurred by them in connection with their duties as Trustees or Directors. No officer, director or employee of the Advisor, Comerica, or State Street currently receives any compensation from the Company.

3.    Securities Transactions

      Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $861,486 and $9,868,534, respectively, for the period ended March 31, 1998.

      At March 31, 1998, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost was $8,310,700 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value was $780,700.

4.    Common Stock

      At March 31, 1998, fifty million shares of $0.001 par value common stock were authorized for the Fund.

      Changes in common stock for the Fund were as follows:

                                Period Ended             Period Ended
                                   3/31/98                 12/31/97
                            ======================   =====================
                              Shares     Amount       Shares     Amount
                              ------     ------       ------     ------
Sold                              --            --   6,397,926 $63,674,977
Issued as Reinvestment of
dividends                         --            --       1,919      19,194
Redeemed                    (900,690)  $(9,518,944)         --          --
                            ======================   =====================
Net Increase/(Decrease)     (900,690)  $(9,518,944)  6,399,845 $63,694,171
                            ======================   =====================

                        LIQUIDITY PLUS MONEY MARKET FUND

                       Statement of Additional Information

      Liquidity Plus Money Market Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. (the "Company"), an open-end management investment company. The Fund's investment advisor is Munder Capital Management (the "Advisor").


      This Statement of Additional Information is intended to supplement the information provided to investors in the Fund's Prospectus dated May 1, 1998 and has been filed with the Securities and Exchange Commission ("SEC") as part of the Company's Registration Statement. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Fund's Prospectus dated May 1, 1998. The contents of this Statement of Additional Information are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling the Fund at (800) 438-5789. This Statement of Additional Information is dated May 1, 1998.


      Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Fund involves investment risks, including the possible loss of principal.

                                TABLE OF CONTENTS

                                                                        Page
      General............................................................2
      Fund Investments...................................................2
      Additional Investment Limitations..................................7
      Directors and Officers.............................................9
      Investment Advisory and Other Service Arrangements................13
      Portfolio Transactions............................................15
      Purchase and Redemption Information...............................16
      Net Asset Value...................................................17
      Yield.............................................................17
      Taxes.............................................................18
      Additional Information Concerning Shares..........................19
      Miscellaneous.....................................................20
      Registration Statement............................................21
      Financial Statements..............................................21
      Appendix..........................................................22

      No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                     GENERAL

      The Company was organized as a Maryland corporation on May 23, 1984 under the name St. Clair Money Market Fund, Inc., which was changed to St. Clair Fixed Income Fund, Inc. on December 30, 1986 and to St. Clair Funds, Inc. on September 18, 1996.

      As stated in the Prospectus, the investment advisor of the Fund is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc., Munder Group LLC and WAM Holdings, Inc. ("WAM"). Mr. Lee P. Munder, the Advisor's Chairman, indirectly owns or controls approximately 45% and Comerica Incorporated owns or controls approximately 44% of the partnership interests of the Advisor. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

      Shares of the Fund are sold only to Comerica Bank, its affiliate and subsidiary banks, and certain other Institutional Investors ("Institutional Investors"). Shares may be purchased by Institutional Investors for investment of their own funds, or for funds of their customer accounts ("Customer Accounts") for which they serve in a fiduciary, agency or custodial capacity. Shares are sold and redeemed without the imposition of a purchase or redemption charge by the Fund, although Institutional Investors that are record owners of Shares for their Customer Accounts may charge their customers separate account fees.

                                FUND INVESTMENTS

      The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus. A description of applicable credit ratings is set forth in the Appendix hereto.

      BANK OBLIGATIONS. The Fund may purchase U.S. dollar-denominated bank obligations, including certificates of deposit, bankers' acceptances, bank notes, deposit notes and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. For this purpose, the assets of a bank or savings institution include the assets of both its domestic and foreign branches. The Fund will invest in the obligations of domestic banks and savings institutions only if their deposits are federally insured.

      Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers, Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers, acceptances issued by a U.S. branch of a foreign bank and held in the United States. Although the Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.

      Repurchase Agreements. The Fund may agree to purchase securities from financial institutions such as banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities.

      The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

      Securities subject to repurchase agreements will be held by the Fund's Custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940 (the "1940 Act").

      Repurchase agreements shall be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

      Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain in a segregated account cash, U.S. Government securities or other liquid securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

      Investment Company Securities. The Fund may invest in securities issued by other investment companies. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. It is the policy not to invest in securities issued by other investment companies which pay asset-based fees to the Advisor, the Administrator, the Custodian, the Distributor or their affiliates.

      Stripped Securities. The Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Fund is not aware of any binding legislative, judicial or administrative authority on this issue.

      Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

      Within the past several years the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments or Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

      Stripped securities will normally be considered illiquid instruments and will be acquired subject to the limitation on illiquid investments unless determined to be liquid under guidelines established by the Board of Directors.

      In addition, the Fund may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of-the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). SMBS may be issued by FNMA or FHLMC.

      The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

      Yields on SMBS will be extremely sensitive to the prepayment experience on the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that a Fund may not fully recover its initial investment.

      The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board of Directors. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's net asset value per share.

      Variable and Floating Rate Instruments. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by the Fund may have stated maturities in excess of the Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof) or if the instruments are deemed to have shorter maturities in accordance with the current regulations of the

Securities and Exchange Commission. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

      In determining average weighted portfolio maturity of the Fund, short-term variable rate securities shall be deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and short-term floating rate securities shall be deemed to have a maturity of one day. For purposes of this paragraph, "short-term" with respect to a security means that the principal amount, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less.

      In determining average weighted portfolio maturity of the Fund, long-term variable rate securities shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, and long-term floating rate securities shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. For purposes of this paragraph, "long-term" with respect to a security means that the principal amount of the security is scheduled to be paid in more than 397 days.

      Variable rate government securities where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next interest rate readjustment. Floating rate government securities shall be deemed to have a remaining maturity of one day.

      The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights.

      Variable and floating rate instruments held by the Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

      When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (delayed-delivery transactions) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.


      When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Sub-Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Sub-Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

      The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

      When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

      The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

      Commercial Paper. Commercial paper (short-term promissory notes issued by corporations), including variable amount master demand notes, having short-term ratings at the time of purchase, must be rated by at least two nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") within the highest rating category assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparable quality pursuant to guidelines approved by the Company's Board of Directors. To the extent that the ratings accorded by NRSROs may change as a result of changes in their rating systems, the Fund will attempt to use comparable ratings as standards for its investments, in accordance with the investment policies contained herein. Where necessary to ensure that an instrument meets, or is of comparable quality to, the Fund's rating criteria, the Fund may require that the issuer's obligation to pay the principal of, and the interest on, the instrument be backed by insurance or by an unconditional bank letter or line of credit, guarantee, or commitment to lend. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

      All obligations, including any underlying guarantees, must be deemed by the Advisor to present minimal credit risks, pursuant to guidelines approved by the Board of Directors. See the "Appendix" for a description of applicable ratings.

      ILLIQUID SECURITIES. The Fund may invest up to 10% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

      The Fund may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Securities Act of 1933, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors, such as the Fund, which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Company's Board of Directors. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

      Asset-Backed Securities. Subject to applicable maturity and credit criteria, the Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments which, in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current interest rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by the Fund will generally be lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. The extent that the Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of premium paid.

      FOREIGN SECURITIES. The Fund may invest up to 25% of its assets in U.S. dollar denominated securities of foreign issuers such as foreign commercial paper and obligations of foreign banks. Income and gains on such securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

      There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

      Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest;
(iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

      Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund.

      The Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

      The Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within the Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the Fund's investments.

      The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

      VARIABLE AND FLOATING RATE SECURITIES. The Fund may purchase variable and floating rate securities which are debt instruments with variable or floating interest rates. Unrated variable and floating securities will be determined by the Advisor to be of comparable quality at the time of purchase to rated securities purchasable by a Fund. The Fund may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper.

      The absence of a secondary market could make it difficult to dispose of the securities, and a Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights. Variable and floating rate securities held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market. The Funds invest in variable amount master demand notes only when the Advisor deems the investment to involve minimal credit risk.

      U.S. GOVERNMENT OBLIGATIONS. The Funds may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities, except that the Short Term Treasury Fund will only purchase obligations issued by the U.S. Treasury. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.

      U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less, Treasury notes have initial maturities of one to ten years and Treasury bonds generally have initial maturities greater than ten years. A portion of the U.S. Treasury securities purchased by the Fund may be "zero coupon" Treasury securities. These are U.S. treasury notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

      The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as a Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

      Certain banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The Fund will not purchase any such receipts or certificates representing stripped corpus or coupon interests in U.S. Treasury securities sold by banks and brokerage firms. The Fund will only purchase zero coupon Treasury securities which have been stripped by the Federal Reserve Bank.

      MUNICIPAL OBLIGATIONS. The Fund may invest up to 5% of its assets in municipal obligations which include general obligation securities, which are backed by the full taxing power of a municipality, or revenue securities, which are backed by revenues of a project or facility. Industrial development bonds are a type of revenue bond backed by the credit and security of a private issuer and may involve greater risk. Bond anticipation notes normally provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay anticipation notes. Tax and revenue anticipation notes are issued by municipalities in expectation of future tax or other revenues, and are payable from those specific taxes or revenues. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs.

      BORROWING. Each Fund is authorized to borrow money in an amount up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the 1940 Act to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Money borrowed will be subject to interest costs which may or may not be recovered by an appreciation of the securities purchased. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund. A Fund may not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets.

      GUARANTEED INVESTMENT CONTRACTS. The Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. A Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the limitation on illiquid investments.

      LENDING OF PORTFOLIO SECURITIES. To enhance the return on its portfolio, each Fund may lend securities in its portfolio (subject to a limit of 25% of its total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash or U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of a possible delay in recovery of the securities or a possible loss of rights in the collateral should the borrower fail financially. In determining whether a Fund will lend securities, the Advisor will consider all relevant facts and circumstances. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors.

      YIELDS AND RATINGS. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical rating organizations represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

      Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Directors or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

                        ADDITIONAL INVESTMENT LIMITATIONS

      The Fund is subject to the investment restrictions and limitations listed below which may be changed only by a vote of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

      1. Purchase securities (other than obligations of the U.S. Government, its agencies or instrumentalities) if more than 5% of the value of the Fund's total assets would be invested in the securities of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation. However, as an operating policy the Fund intends to adhere to this 5% limitation with regard to 100% of its portfolio to the extent required under applicable regulations under the 1940 Act;

      2. Purchase more than 10% of the outstanding voting securities of any issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 10% limitation;

      3. Invest 25% or more of the Fund's total assets in one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, domestic bank certificates of deposit, bankers' acceptances, and repurchase agreements secured by such obligations; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services -- for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered separate industry;

      4. Make loans, except that the Fund may purchase or hold certain debts instruments and enter into repurchase agreements, in accordance with its policies and limitations;

      5. Borrow money except for temporary purposes in amounts up to one-third of the value of the Fund's total assets at the time of such borrowing. Whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments;

      6. Knowingly invest more than 10% of its total assets in illiquid securities including time deposits with maturities longer than seven days and repurchase agreements providing for settlement more than seven days after notice;

      7. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 5 above.

      8. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

      9. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein.

      10. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

      11. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of financial futures contracts and options on financial futures contracts, options on securities and securities indices, as permitted by the Fund's Prospectus.

      Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors, provide that the Fund may not:

      1. Purchase or sell interests in oil, gas or other mineral exploration or development plans or leases.

      2. Invest in other investment companies except as permitted under the 1940 Act.

      3. Make investments for the purpose of exercising control or management.

      If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation. In addition, if the Fund's holdings of illiquid securities exceeds 10% because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                             DIRECTORS AND OFFICERS

      The directors and executive officers of the Company, and their business addresses and principal occupations during the past five years, are:

Name, Address and Age      Positions with Company     During the Past Five Years
---------------------      ----------------------     --------------------------

Charles W. Elliott         Chairman of the Board of   Senior Advisor to the
3338 Bronson Boulevard     Directors                  President - Western
Kalamazoo, MI  49008                                  Michigan University since
Age: 65                                               July 1995; Executive Vice
                                                      President - Administration
                                                      & Chief Financial Officer,
                                                      Kellogg Company from
                                                      January 1987 through June
                                                      1995; before that Price
                                                      Waterhouse. Board of
                                                      Directors, Steelcase
                                                      Financial Corporation.

John Rakolta, Jr.          Director and Vice          Chairman and Chief
1876 Rathmor               Chairman of the Board of   Executive Officer,
Bloomfield Hills, MI       Directors                  Walbridge Aldinger
48304                                                 Company (construction
Age: 50                                               company).

Thomas B. Bender           Director                   Investment Advisor,
7 Wood Ridge Road                                     Financial & Investment
Glen Arbor, MI  49636                                 Management Group (since
Age: 64                                               April, 1991); Vice
                                                      President Institutional
                                                      Sales, Kidder, Peabody &
                                                      Co. (Retired April, 1991);
                                                      Trustee, Vining Real
                                                      Estate Investment Trust.

David J. Brophy            Director                   Professor, University of
1025 Martin Place                                     Michigan; Director, River
Ann Arbor, MI  48104                                  Place Financial Corp.;
Age: 61                                               Trustee

Dr. Joseph E. Champagne    Director                   Dean, University Center,
319 East Snell Road                                   Macomb College since
Rochester, MI  48306                                  September 1997; Corporate
Age: 59                                               and Executive Consultant
                                                      since September 1995;
                                                      prior to that Chancellor,
                                                      Lamar University from
                                                      September 1994 until
                                                      September 1995; before
                                                      that Consultant to
                                                      Management; President and
                                                      Chief Executive Officer,
                                                      Crittenton Corporation
                                                      (holding company that owns
                                                      healthcare facilities),
                                                      and Crittenton Development
                                                      Corporation until August
                                                      1993; before that
                                                      President, Oakland
                                                      University of Rochester,
                                                      MI, until August 1991;
                                                      Chairman, Board of
                                                      Directors, Ross Controls
                                                      of Troy, MI.

Thomas D. Eckert           Director                   President and Chief
10726 Falls Pointe Drive                              Executive Officer, Capital
Great Falls, VA  22066                                Automotive REIT from
Age: 50                                               November 1997 to present
                                                      (real estate investment
                                                      trust specializing in
                                                      retail automotive
                                                      properties); prior to that
                                                      President and COO,
                                                      Mid-Atlantic Division of
                                                      Pulte Home Corporation
                                                      (developer of residential
                                                      land and construction of
                                                      housing units) from 1983
                                                      until 1997.


Lee P. Munder*             Director and President     Chairman of the Advisor

480 Pierce Street                                     since February 1998; Chief
Suite 300                                             Executive Officer of World
Birmingham, MI  48009                                 Asset Management since
Age: 52                                               January 1995; Chief
                                                      Executive Officer of Old
                                                      MCM, Inc. (predecessor to
                                                      Advisor) since 1985; and
                                                      Director, LPM Investment
                                                      Services, Inc. ("LPM").

Terry H. Gardner           Vice President, Chief      Vice President and Chief
480 Pierce Street          Financial Officer and      Financial Officer of the
Suite 300                  Treasurer                  Advisor; Vice President
Birmingham, MI  48009                                 and Chief Financial
Age: 37                                               Officer of Old MCM, Inc.
                                                      (February 1993 to present)
                                                      and; Secretary of LPM.


Paul Tobias                Vice President             Chief Executive Officer of
480 Pierce Street                                     the Advisor (since
Suite 300                                             February 1998); Chief
Birmingham, MI  48009                                 Operating Officer of the
Age: 46                                               Advisor (since April
                                                      1995); Executive Vice
                                                      President of the Advisor
                                                      (April 1995-February
                                                      1998); and Executive Vice
                                                      President of Comerica,
                                                      Inc.


Gerald Seizert             Vice President             Chief Executive Officer of
480 Pierce Street                                     the Advisor (since
Suite 300                                             February 1998); Chief
Birmingham, MI  48009                                 Investment
Age: 45                                               Officer/Equities of the
                                                      Advisor (since April
                                                      1995); Executive Vice
                                                      President of the Advisor
                                                      (April 1995-February
                                                      1998); Managing Director
                                                      (1991-1995), Director
                                                      (1992-1995) and Vice
                                                      President (1984-1991) of
                                                      Loomis, Sayles and
                                                      Company, L.P.

Elyse G. Essick            Vice President             Vice President and
480 Pierce Street                                     Director of Marketing for
Suite 300                                             the Advisor; Vice
Birmingham, MI  48009                                 President and Director of

Age: 40                                               Client Services of Old

                                                      MCM, Inc. (August 1988 to
                                                      December 1994).

James C. Robinson          Vice President             Vice President and Chief
480 Pierce Street                                     Investment Officer/Fixed
Suite 300                                             Income for the Advisor;
Birmingham, MI  48009                                 Vice President and
Age: 36                                               Director of Fixed Income
                                                      of Old MCM, Inc.
                                                      (1987-1994).

Leonard J. Barr, II        Vice President             Vice President and
480 Pierce Street                                     Director of Core Equity
Suite 300                                             Research of the Advisor;
Birmingham, MI  48009                                 Director and Senior Vice
Age: 53                                               President of Old MCM, Inc.
                                                      (since 1988); Director of
                                                      LPM.

Ann F. Putallaz            Vice President             Vice President and
480 Pierce Street                                     Director of Fiduciary
Suite 300                                             Services of the Advisor
Birmingham, MI  48009                                 (since January 1995);
Age: 52                                               Director of Client and
                                                      Marketing Services of
                                                      Woodbridge Capital
                                                      Management, Inc.

Lisa A. Rosen              Secretary, Assistant       General Counsel of the
480 Pierce Street          Treasurer                  Advisor (since May 1996);
Suite 300                                             formerly Counsel, First
Birmingham, MI  48009                                 Data Investor Services
Age: 30                                               Group, Inc.; Assistant
                                                      Vice President and Counsel
                                                      with The Boston Company
                                                      Advisors, Inc.; Associate
                                                      with Hutchins, Wheeler &
                                                      Dittmar.

Therese Hogan              Assistant Secretary        Director, State Regulation
53 State Street                                       Department, First Data
Boston, MA 02109                                      Investor Services Group
Age: 36                                               (June 1994-present);
                                                      formerly Senior Legal
                                                      Assistant, Palmer & Dodge
                                                      (October 1993-June 1994);
                                                      Blue Sky Paralegal,
                                                      Robinson & Cole (February
                                                      1984-October 1993).


* "Interested person" of the Company, as defined in the 1940 Act.


      Directors of the Company receive an aggregate fee from the Company, The Munder Funds Trust (the "Trust"), The Munder Funds, Inc. ("Munder") and The Munder Framlington Funds Trust ("Framlington Trust") comprised of an annual retainer fee, and a fee for each Board meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

      The following table summarizes the compensation paid by the Company, the Trust, Munder and Munder Framlington to the Directors/Trustees for the fiscal year ended December 31, 1997.

                                        Pension
                       Aggregate       Retirement
                      Compensation      Benefits    Estimated
                   from the Company,    Accrued       Annual
     Name of       the Trust, Munder   as Part of    Benefits    Total from
      Person              and            Fund          upon       the Fund
   and Position    Framlington Trust    Expenses    Retirement     Complex
   ------------    -----------------    --------    ----------     -------
Charles W. Elliott      $26,000           None         None        $26,000
Chairman

John Rakolta, Jr.       $23,000           None         None        $23,000
Vice Chairman

Thomas B. Bender        $26,000           None         None        $26,000
Trustee and
Director

David J. Brophy         $26,000           None         None        $26,000
Trustee and
Director

Dr. Joseph E.           $26,000           None         None        $26,000
Champagne
Trustee and
Director

Thomas D. Eckert        $22,500           None         None        $22,500
Trustee and
Director

      No officer, director or employee of the Advisor, Comerica, the Sub-Custodian, the Distributor, the Administrator or Transfer Agent currently receives any compensation from the Company.


      As of March 23, 1998, the Directors and officers of the Company, as a group, owned less than 1% of outstanding shares of the Fund.


               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

      Investment Advisor. The Advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are WAM, Old MCM, and Munder Group, LLC. WAM is a wholly-owned subsidiary of Comerica Bank -- Ann Arbor, which in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly held bank holding company.


      The Advisory Agreement between the Advisor and the Company with respect to the Fund (the "Advisory Agreement") was approved by the Company's Board of Directors on November 7, 1996 and by shareholders on November 7, 1996. Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.


      For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from the Fund, computed daily and payable monthly, at an annual rate of .35% of average daily net assets of the Fund.


      The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable with respect to the Fund by a vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to the Fund on 60 days' written notice to the Company, and the Advisory Agreement terminates automatically in the event of its assignment.


      For the period from commencement of operations on June 4, 1997 through December 31, 1997, the Advisor received fees in the amount of $52,118.

      Distribution Agreement. The Company has entered into a distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of Fund Shares (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distibutor's principal offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

      Distribution Services Arrangements. The Fund has adopted a Service and Distribution Plan ("The Plan"), pursuant to which it uses its assets to finance activities relating to the distribution of its shares to investors and the provision of certain shareholder services. Under the Service and Distribution Plans, the Distributor is paid an annual service fee of 0.25% of the value of average daily net assets of the Fund and an annual distribution fee at the rate of 0.10% of the value of average daily net assets of the Fund.


      During the period from commencement of operations on June 4, 1997 through December 31, 1997, the Fund paid the Distributor service fee in the amount of $37,266 and distribution fees in the amount of $14,890.


      Under the terms of the Plan, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Board of Directors who are not interested persons of the Company, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plan also must be approved by the Directors in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) upon not more than 30 days' written notice to any other party to the Plan. Pursuant to the Plan, the Distributor will provide the Board of Directors periodic reports of amounts expended under the Plan and the purposes for which such expenditures were made.

      The Distributor expects to pay sales commissions to dealers authorized to sell the Fund's shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement pursuant to the Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Fund's shares to support their sales efforts.


      Administration Agreement. State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as Administrator for the Company pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Company; provide accounting and bookkeeping services for the Fund, including the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Company.
State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Fund.

      The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

      Custodian, Sub-Custodian and Transfer Agency Agreements. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 46226, is the custodian of the Company's assets pursuant to a custodian agreement (the "Custody Agreement"). For the period from commencement of operations to October 31, 1997 the Custodian received fees of $1,609.64. Commencing October 31, 1997 the Custodian receives no compensation for such services. State Street serves as sub-custodian to the Fund pursuant to a sub-custodian agreement (the "Sub-Custodian Contract") among the Company, Comerica Bank and State street. State Street is also the Sub-Custodian with respect to the custody of foreign securities held by the Fund. State Street has in turn entered into additional agreements with financial institutions and depositaries located in foreign countries with respect to the custody of such securities. Under the Sub-Custodian Contract, the Sub-Custodian (i) maintains a separate account in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's securities and (v) makes periodic reports to the Company's Board of Directors concerning the Fund's operations.


      First Data Investor Services Group, Inc. ("Investor Services Group" or the "Transfer Agent") located at 53 State Street, Boston, Massachusetts 02109 serves as the transfer and dividend disbursing agent for the Company pursuant to a transfer agency agreement (the "Transfer Agency Agreement"), under which Investor Services Group (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund and (v) makes periodic reports to the Company's Board of Directors concerning the operations of the Fund.


      OTHER INFORMATION PERTAINING TO ADMINISTRATION, SUB-CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. As stated in the Prospectus, the Administrator, the Transfer Agent and the Sub-Custodian each receives a separate fee for its services. In approving the Administration Agreement, the Sub-Custodian Contract and the Transfer Agency Agreement, the Board of Directors did consider the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable by the Company in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of each Fund and the fact that neither the Administrator, the Sub-Custodian nor the Transfer Agent is affiliated with the Company or the Advisor. The Board also considered its responsibilities under federal and state law in approving these agreements.


                             PORTFOLIO TRANSACTIONS

      Pursuant to the Advisory Agreement, the Advisor determines which securities are to be sold and purchased by the Fund and which brokers are to be eligible to execute its portfolio transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. While the Advisor generally seeks competitive spreads or commissions, the Fund may not necessarily pay the lowest spread or commission available on each transaction for reasons discussed below.

      Allocation of transactions, including their frequency, to various dealers is determined by the Advisor in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is the prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Advisor may receive orders for transactions by the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Advisor, nor would the receipt of such information reduce the Advisor's fees. Such information may be useful to the Advisor in serving both the Fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor in carrying out its obligations to the Fund.

      The Fund will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Advisor, the Distributor, or their affiliates.

      Investment decisions for the Fund are made independently from those for any other investment portfolios or accounts ("accounts") managed by the Advisor. Such accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other accounts in order to obtain the best execution.

      The Fund does not intend to seek profits through short-term trading. Since the Fund will invest only in short-term debt instruments, brokerage commissions will not normally be paid, and portfolio turnover is not expected to have a material effect on the net income of the Fund. The Fund's portfolio turnover rate is expected to be zero for regulatory reporting purposes.

                       PURCHASE AND REDEMPTION INFORMATION

      Purchases and redemptions are discussed in the Fund's Prospectus and such information is incorporated herein by reference.

      Differing types of Customer Accounts over which Institutional Investors exercise substantial investment discretion may be used to purchase Fund Shares, including trust accounts. Investors purchasing Fund Shares may include officers, directors, or employees of Comerica Bank or its affiliated banks.

      The Fund may suspend the right of redemption or postpone the date of payment for Shares during any period when: (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. Upon the occurrence of any of the foregoing conditions, the Fund may also suspend or postpone the recordation of the transfer of its Shares.

      In addition, the Fund may compel the redemption of, reject any order for, or refuse to give effect on the Fund's books to the transfer of, its Shares where the relevant investor or investors have not furnished the Fund with valid, certified taxpayer identification numbers and such other tax-related certifications as the Fund may request. The Fund may also redeem Shares involuntarily if it otherwise appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act or in connection with a failure of the appropriate person(s) to furnish certified taxpayer identification numbers and other tax-related certifications.

      Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (1) it will have good and marketable title to the securities received by it; (2) that the securities are in proper form for transfer to the Fund; and (3) adequate information will be provided concerning the basis and other tax matters relating to the securities.

                                 NET ASSET VALUE

      The Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

      Pursuant to Rule 2a-7, as amended, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that the Fund will neither purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements, variable and floating rate instruments, and certain other securities may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

      In addition, the Fund may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are "First Tier Securities" at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two nationally recognized security rating organizations ("NRSROs") or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and security which has received a short-term rating by an NRSRO. The Adviser will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board of Directors.

      The Company's Board of Directors has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the Fund's net asset value per Share for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per Share calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from the Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include: selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; or redeeming Shares in kind.

                                      YIELD

      The Fund's annual standardized 7-day yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund having a balance of one Share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in the Fund includes the value of additional Shares purchased with dividends from the original Share and any such additional Shares, and all fees, other than non-recurring account or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period and the Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The Fund's effective annualized yield is computed by compounding the unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

      Based on the foregoing computations, for the seven-day period ended December 31, 1997 the Fund's annualized yield was 4.89% and the effective yield was 5.01%.

      Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the Fund will fluctuate, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to the Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.


      From time to time, in advertisements or in reports to shareholders, the Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund's yield may be compared to the IBC/Donoghue's Money Fund Average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds.


                                      TAXES

      The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situations.

      GENERAL. The Fund intends to elect and qualify annually to be taxed as a regulated investment company under Subchapter M, of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to its shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

      In addition to satisfaction of the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement"). Interest (including original issue discount and "accrued market discount") received by a Fund at maturity or on disposition of a security held for less than three months will not be treated (in contrast to other income which is attributable to realized market appreciation) as gross income from the sale or other disposition of securities held for less than three months for this purpose.

      In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

      Certain debt instruments acquired by the Fund may include "original issue discount" or "market discount". As a result, the Fund may be deemed under tax law rules to have earned discount income in taxable periods in which it does not actually receive any payments on the particular debt instruments involved. This income, however, will be subject to the Distribution Requirements and must also be distributed in accordance with the excise tax distribution rules discussed below, which may cause the Fund to have to borrow or liquidate securities to generate cash in order to timely meet these requirements (even though such borrowing or liquidating securities at that time may be detrimental from the standpoint of optimal portfolio management). Gain from the sale of a debt instrument having market discount may be treated for tax purposes as ordinary income to the extent that market discount accrued during the Fund's ownership of that instrument.

      Distributions of net investment income received by the Fund and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.

      The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time the shareholder has held the Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares. The Fund expects that capital gain dividends will be taxable to shareholders as long-term gains. Capital gain dividends are not eligible for the dividends received deduction.

      In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

      If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

      Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.

      Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

      The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Company that he is not subject to backup withholding or that he is an "exempt recipient."

      Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

      The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

      Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.


      CURRENCY FLUCTUATIONS - "SECTION 988" GAINS OR LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

      DISPOSITION OF SHARES. Upon the redemption, sale or exchange of shares of the Fund, a shareholder may realize a capital gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

      CONSTRUCTIVE SALES. Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

                    ADDITIONAL INFORMATION CONCERNING SHARES

      The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized but unissued shares of the Company into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Company's Board of Directors have authorized the issuance of shares of common stock representing interests in Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund.

      Shares have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Fund's Prospectus and this Statement of Additional Information, the Fund's Shares will be fully paid and nonassessable. In the event of a liquidation or dissolution of the Company, Shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the Fund and the Company's other Portfolios, of any general assets not belonging to any particular Portfolio which are available for distribution.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of a Portfolio affected by the matter. A Portfolio is affected by a matter unless it is clear that the interests of the Portfolio in the matter are identical to the interests of the Company's other Portfolios or that the matter does not affect any-interest of the Portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding shares of the

Portfolio. However, Rule 18f-2 also provides that the ratification of independent auditors, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of the Company voting together without regard to class.

      Shareholder meetings to elect Directors will not be held unless and until such time as required by law. At that time, the Directors then in office will call a shareholders' meeting to elect Directors. Except as set forth above, the Directors will continue to hold office and may appoint successor directors. Meetings of the shareholders of the Company shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

      Notwithstanding any provision of Maryland law requiring a greater vote of the Company's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or by the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of the Fund and the Company's other Portfolios, if any, (voting together without regard to class).

                                  MISCELLANEOUS

      Counsel. The law firm of Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, serves as counsel to the Company.

      Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the Company's independent auditors.


      Control Persons and Principal Holders of Securities. As of March 23, 1998 the following persons were beneficial owners of 5% or more of the outstanding shares of the Fund because they possessed voting or investment power with respect to such shares:

                                          Percentage of Total Shares
                 Name and Address                 Outstanding
                 ----------------                 -----------

                 National Financial                   100%
                 Services
                 P.O. Box 3908
                 Church Street Station
                 New York, NY 10008



      Banking Laws. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

      The Advisor and the Custodian believe they may perform the services for the Company contemplated by their respective agreements with the Company without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities or banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform such service for the Company.

      Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Company, the Company might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any change in the Company's method of operations would affect the net asset value per share of any Fund or result in a financial loss to any Customer.

      Shareholder Approvals. As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding shares" of a Fund or investment portfolio means the lesser of (a) 67% of the shares of the particular Fund portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or portfolio are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund or portfolio.

                             REGISTRATION STATEMENT

      This Statement of Additional Information and the Fund's Prospectus do not contain all the information included in the, Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

      Statements contained herein and in the Fund's Prospectus as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respect by such reference.

                              FINANCIAL STATEMENTS


      The financial statements for the Fund including the notes thereto dated December 31, 1997 have been audited by Ernst & Young LLP and are incorporated by reference into this SAI from the Annual Report of the Fund dated December 31, 1997. The information under the caption "Financial Highlights" of the Fund for the period from commencement of operations through December 31, 1997 appearing in the Prospectus dated May 1, 1998 has been derived from the financial statements audited by Ernst & Young LLP.

                                      APPENDIX

                               - Rated Investments -

CORPORATE BONDS

      Excerpts from Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

      "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      "Aa":   Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

      "A":    Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      "Baa": Bonds that are rated "Baa" are considered as medium rgade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appears adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      "Ba":   Bonds that are rated "Ba" are judged to have seculative
elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      "B":    Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

      Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

      Excerpts from Standard & Poor's Corporation ("S&P") description of its bond ratings:

      "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      "AA":   Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

      "A":    Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

      "BB", "B" AND "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations.
 "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

COMMERCIAL PAPER

      The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issues rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

                                    APPENDIX

- Rated Investments -

Commercial Paper

      Rated commercial paper purchased by the Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by the Fund's Board of Directors. Highest quality ratings for commercial paper for Moody's and S & P are as follows:

      Moody's: The rating "Prime-1" is the highest commercial paper rating category assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

      S&P: Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated in the "A-1" category by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+".

                        MUNDER S&P 500 INDEX EQUITY FUND
                       MUNDER S&P MIDCAP INDEX EQUITY FUND
                      MUNDER S&P SMALLCAP INDEX EQUITY FUND
                        MUNDER AGGREGATE BOND INDEX FUND
                           MUNDER FOREIGN EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                   _____, 1998


      St. Clair Funds, Inc. (the "Company") currently offers a selection of investment portfolios, five of which are offered in this Statement of Additional
Information: Munder S&P 500 Index Equity Fund ("LargeCap Index Fund"), Munder S&P MidCap Index Equity Fund ("MidCap Index Fund"), Munder S&P SmallCap Index Equity Fund ("SmallCap Index Fund"), Munder Aggregate Bond Index Fund ("Bond Index Fund") and Munder Foreign Equity Fund ("Foreign Fund") (collectively, the "Funds"). The Fund's investment advisor is Munder Capital Management (the "Advisor").

      Shares of the Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts subject to regulatory approval ("Contracts") issued by various life insurance companies (the "Insurers").


      This Statement of Additional Information is intended to supplement the information provided to investors in the Funds' Prospectus dated _____, 1998 and has been filed with the Securities and Exchange Commission ("SEC") as part of the Company's Registration Statement. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Funds' Prospectus dated _____, 1998. The contents of this Statement of Additional Information are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained through Huntleigh Fund Distributors, Inc. (the "Distributor"), or by calling the Funds at (800) 438-5789. This Statement of Additional Information is dated _____, 1998.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                TABLE OF CONTENTS

                                                                            Page
General........................................................................3
Fund Investments...............................................................3
Risk Factors and Special Consideration - Index Funds..........................14
Investment Limitations........................................................16
Directors and Officers........................................................17
Investment Advisory and Other Service Arrangements............................22
Control Person and Principal Holder of Securities.............................24
Portfolio Transactions........................................................24
Purchase and Redemption Information...........................................26
Net Asset Value...............................................................27
Performance Information.......................................................27
Taxes.........................................................................29
Additional Information Concerning Shares......................................31
Miscellaneous.................................................................32
Appendix A...................................................................A-1
Appendix B...................................................................B-1

No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectus does not constitute an offering by the Funds or by the Distributor, in any jurisdiction in which such offering may not lawfully be made.

                                     GENERAL

      The Company was organized as a Maryland corporation on May 23, 1984 under the name St. Clair Money Market Fund, Inc. which was changed to St. Clair Fixed Income Fund, Inc. on December 30, 1986 and to St. Clair Funds, Inc. on September 18, 1996.


      As stated in the Prospectus, the investment advisor of the Fund is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc. ("Old MCM"), Munder Group LLC and WAM Holdings, Inc. Mr. Lee P. Munder, the Advisor's Chairman, indirectly owns or controls approximately 45% and Comerica Incorporated owns or controls approximately 44% of the partnership interests of the Advisor. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                                FUND INVESTMENTS

      The following supplements the information contained in the Funds' Prospectus concerning the investment objective and policies of the Funds. Each Fund's investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. There can be no assurance that any Fund will achieve its objective.

      Foreign Securities. The Foreign Fund may invest in common stock of foreign issuers and American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System or the United States Over-the-Counter Market ("OTC"). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer.

      The Bond Index Fund may invest in international dollar-denominated bonds such as Yankee bonds, which are dollar denominated bonds issued in the U.S. by foreign banks and corporations.

      Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations which are in addition to the usual risks inherent in domestic investments.

      There may be less publicly available information about foreign domiciled companies comparable to the reports and ratings published about companies in the United States. Investments in companies domiciled in foreign countries may be subject to potentially higher risks than investments in the United States. These risks include (i) less social, political and economic stability (ii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iii) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy and
(iv) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

      Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and European countries. Such instability may result from (I) authoritarian governments or military involvement in political and economic decision-making;
(ii)
popular unrest associated with demands for improved political and economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. The economies of most of emerging markets and Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Community.

      Futures Contracts and Related Options. The Funds currently expect that they may purchase and sell futures contracts on interest-bearing securities or securities or bond indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this Statement of Additional Information.

      Interest Rate Swap Transactions. The Bond Index Fund may enter into interest rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Interest rate swap transactions involve the exchange by the Fund with another party of its commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Typically, the parties with which the Fund will enter into interest rate swap transactions will be brokers, dealers or other financial institutions known as "counterparties." Certain Federal Income tax requirements may, however, limit the Fund's ability to engage in certain interest rate transactions. Gains from transactions in interest rate swaps distributed to shareholders of the Fund will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to the shareholders

      The Bond Index Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund). Accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash. U.S. Government securities or other high-grade debt securities, to avoid any potential leveraging of the Fund's portfolio.

      The Bond Index Fund will not enter into any interest rate swap transaction unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the transaction is rated in one of the highest four rating categories by at least one nationally-recognized statistical rating organization ("NRSRO") or is believed by the Advisor to be equivalent to that rating. If the other party to a transaction defaults, the Fund will have contractual remedies pursuant to the agreements related to the transactions.

      The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be lower than it would have been if interest rate swaps were not used. The swaps market has grown substantially in recent years with a larger number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid in comparison with other similar instruments traded in the interbank market. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

      Investment Company Securities. The Funds may invest in securities issued by other investment companies. The Foreign Fund may purchase shares of investment companies investing primarily in foreign securities, including so called "country funds". In addition, the LargeCap Index Fund and the MidCap Index Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of certain corresponding S&P indices. SPDR holders are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the corresponding S&P index. SPDRs are traded on the American Stock Exchange.

      As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5%, of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

      Money Market Instruments. As described in the Prospectus, the Funds may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

      Bank obligations including bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds will invest in obligations of foreign banks or foreign branches of U S. banks only when the Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by a Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of such Fund's total assets at the time of purchase.

      Investments by a Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by Standard & Poor's Rating Service ("S&P"), a division of McGraw-Hill Companies, Inc., or Moody's Investor Services, Inc. ("Moody's"). In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

      Mortgage-Related Securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie

Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

      Options. The Funds may write covered call options, buy put options, buy call options and write secured put options in an amount not exceeding 5% of their net assets. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

      A call option for a particular security gives the purchaser of the option the right to buy and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

      The writer of an option that wished to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event each Fund will have incurred a loss in the transaction. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

      Effecting a closing transaction in the case of a written call option will permit the Funds to write another call option on the underline, security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the Funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

      The Funds may write options in connection with buy-and-write transactions; that is, the Funds may purchase a security and then write a call option against that security. The exercise price of the call the Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

      In the case of a call option on a security the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or if additional cash consideration is required cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its Custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Fund holds a call on the same security, or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or cash equivalents in a segregated account with its custodian. The Funds may write call options that are not covered for cross-hedging purposes. Each of the Funds will limit its investment in uncovered put and call options purchased or written by the Fund to 5% of the Fund's total assets. The Funds will write put options only if they are "secured" by cash or cash equivalents maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

      The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

      Each of the Funds may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Funds will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Each of the Funds may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

      When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

      There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

      There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporate, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

      In addition a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) could cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

      Rights and Warrants. As stated in the Prospectus, each Fund (other than the Bond Index Fund) may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Warrants acquired by a Fund in units or attached to other securities are not subject to this restriction.

      Stock Index Futures, Options on Stock and Bond Indices and Options on Stock and Bond Index Futures Contracts. The Funds (except the Bond Index Fund) may purchase and sell stock index futures, and options on stock indices and stock index futures contracts and the Bond Index Fund may purchase and sell bond index futures and options on bond indices and bond index futures contracts as a hedge against movements in the equity and bond markets, respectively.

      A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

      Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery, of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

      If the Advisor expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the relevant Fund's futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option. If that index does in fact decline, the value of some or all of the securities in the relevant Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

      The Funds (except the Bond Index Fund) may purchase and write call and put options on stock index futures contracts and the Bond Index Fund may purchase and write call and put options on bond index futures contracts. Each Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, the Funds may purchase put options or write call options on stock and index futures (bond index futures in the case of the Bond Index Fund), rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which the Funds intend to purchase.

      In connection with transactions in stock or bond index futures, stock or bond index options and options on stock index or bond futures, the Funds will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts

      Stripped Securities. The Bond Index Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually, sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of these stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

      Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

      Within the past several years the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments or Treasury securities through the Federal Reserve book-entry, record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program a Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

      In addition, the Bond Index Fund may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "I0" class), while the other class will receive all of the principal (the principal-only or "PO" class). SMBS may be issued by FNMA or FHLMC.

      The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an I0 class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

      Yields on SMBS will be extremely sensitive to the prepayment experience on the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that a Fund may not fully recover its initial investment.

      The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board of Trustees. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's net asset value per share.

      U.S. Government Obligations. The Funds may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentalities issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

      Variable and Floating Rate Instruments. Debt instruments may be structured to have variable or floating interest rates. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

      The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Bond Index Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights.

      Variable and floating rate instruments held by the Bond Index Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

      Repurchase Agreements. The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System. any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Advisor will review and continuously, monitor the creditworthiness of the seller under a repurchase agreement, and, will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations.

      The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

      Securities subject to repurchase agreements will be held by the Company's custodian (or subcustodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

      Borrowing. Each Fund is authorized to borrow money in an amount up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the 1940 Act to meet redemption requests. This borrowing may, be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the market value of securities purchased with borrowed funds. Money borrowed will be subject to interest costs which may or may not be recovered by an appreciation of the securities purchased. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated rate. Each Fund may, in connection with permissible borrowings, transfer, as collateral, securities owned by the Fund.

      Reverse Repurchase Agreements. The Funds may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain, in a segregated account, cash, U.S. Government securities or other liquid high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

      When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When issued purchases and forward commitments (delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit a Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

      When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.

      The Funds will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

      When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

      The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

      Lending of Portfolio Securities. To enhance the return on its portfolio, each Fund may lend securities in its portfolio (subject to a limit of 25% of its total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash or U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities as with other extensions of credit, consists of a possible delay in recovery of the securities or a possible loss of rights in the collateral should the borrower fail financially. In determining whether a Fund will lend securities, the Advisor will consider all relevant facts and circumstances. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors.

      Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc. and other nationally recognized statistical NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices.

      Other. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Directors or the Advisor, pursuant to guidelines established by the Board, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

      It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A under the Securities Act of 1933, as amended (the "Act"), could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

              RISK FACTORS AND SPECIAL CONSIDERATIONS - INDEX FUNDS

      Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. Index funds such as the LargeCap Index Fund, MidCap Index Fund, SmallCap Index Fund (the "Equity Index Funds") and the Bond Index Fund are not managed in this manner. Instead, with the aid of a computer program, the Advisor purchases and sells securities for each Fund in an attempt to produce investment results that substantially duplicate the investment composition and performance of each Fund's respective corresponding Index (the "Corresponding Index"), taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

      With respect to the Equity Index Funds, a Fund does not expect to hold at any particular time all of the stocks included in the Corresponding Index. The Advisor believes, however, that through the application of capitalization weighing and sector balancing techniques it be able to construct and maintain each Equity Index Fund's investment portfolio so that it reasonably tracks the performance of its Corresponding Index. The Advisor will compare the industry sector diversification of the stocks the Fund would acquire solely on the basis of their weighted capitalizations with the industry, sector diversification of all issuers included in the Corresponding Index. This comparison is made because the Advisor believes that, unless a Fund holds all stocks included in the Corresponding Index, the selection of stocks for purchase by the Fund solely on the basis of their weighted market capitalizations would tend to place their concentration in certain industry sectors. As a result, event disproportionately affecting such industries could affect the performance of the Fund differently than the performance of the Corresponding Index. Conversely, if smaller companies were not purchased by the Fund, the representation of industries included in the Corresponding Index that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

      For these reasons, the Advisor will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in a Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the Corresponding Index. This process continues until the portfolio is fully invested (exempt for cash holdings).

      Redemptions of a substantial number of shares of a Fund could reduce the number of issuers represented in the Fund's 'investment portfolio, which could, in turn, adversely affect the accuracy with which the Fund tracks the performance, of the Corresponding Index.

      If an issuer drops in ranking, or is eliminated entirely from the Corresponding Index, the Advisor may be required to sell some or all of the common stock of such issuer then held by a Fund. Sales of portfolio securities may be made at times when, if the Advisor were not required to effect purchases and sales of portfolio securities in accordance with the Corresponding Index, such securities might not be sold. Such sales may result in lower prices for such securities than may be realized or in losses that may not have been incurred if the Advisor were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the Corresponding Index. However, although the Advisor does not intend to screen securities for investment by a Fund by traditional methods of financial and market analysis, the Advisor will monitor the Fund's investment with a view towards removing stocks of companies which exhibit extreme financial distress or which may impair for any reason the Fund's ability to achieve its investment objective.

      The Funds will invest primarily in the common stocks that constitute the Corresponding Index in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that a Fund will from time to time receive, as part of a "spin-off' or other corporate reorganization of an issuer included in the Corresponding Index, securities that are themselves outside the Corresponding Index. Such securities will be disposed of by the Fund in due course consistent with the Fund's investment objective.

      With respect to the Bond Index Fund, the Fund will invest in a group of fixed income securities selected from the Lehman Brothers Aggregate Bond Index ("Aggregate Bond Index") which are expected to perform similarly to the Index as a whole. The Bond Index Fund will be unable to hold all of the individual issues which comprise the Aggregate Bond Index because of the large number of securities involved. The Fund will however be constructed to approximately match the composition of the Aggregate Bond Index.

      As the Bond Index Fund will invest primarily in fixed-income securities, the Fund is subject to interest rate, income, call, credit and prepayment risk (with respect to mortgage-backed securities.) Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates. Income risk is the potential for a decline in the Fund's income due to falling market interest rates. Credit risk is the possibility that a bond issuer will fail to make timely-payments of either interest or principal to the Fund. Prepayment risk (for mortgage-backed securities) and call risk (for corporate bonds) is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity requiring the Fund to invest the proceeds at generally lower interest rates.

                             INVESTMENT LIMITATIONS

      Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous - Shareholder Approvals").

      Each Fund may not:

      1. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets(taken at market value at the time or purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

      2. Invest more than 25% of its total assets in the securities of issuers conducting their principal business activities in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);

      3. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money, or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

      4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

      5. Make loans of securities to other persons in excess of 25% of the Fund's total assets, provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations.

      6. Underwrite securities of other issuers, except insofar as the Fund may, be deemed an underwriter under the Act in selling portfolio securities;

      7. Purchase or sell real estate or any interest therein, but not including securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

      8. Purchase securities on margin, or make short sales of securities except for the use of short-term credit necessary, for the clearance of purchase and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

      9. Make investments for the purpose of exercising control of management;

      10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of financial futures contracts and options on financial futures contracts, options on securities and securities indices, as permitted by the Fund's Prospectus; or

      11. Issue any senior securities (as such term is defined in Section 18(f) of the 1940 Act) except to the extent the activities permitted by other enumerated Investment Limitations may be deemed to give rise to a senior security and as consistent with interpretations under the 1940 Act.

      Additional investment restrictions adopted by each Fund which may be changed by the Board of Directors, provide that a Fund may not:

      1. Invest more than 15% of its net assets (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions or which are not otherwise marketable; or

      2. Invest in other investment companies except as permitted under the 1940 Act.

      If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition. if a Fund's holdings of illiquid securities exceeds 15% because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                             DIRECTORS AND OFFICERS

      The directors and executive officers of the Company, and their business addresses and principal occupations during the past five years, are:

Name, Address and Age        Positions with Company          During the Past Five Years
---------------------        ----------------------          --------------------------
Charles W. Elliott           Chairman of the Board of        Senior Advisor to the
3338 Bronson Boulevard       Directors                       President - Western Michigan
Kalamazoo, MI 49008                                          University since July 1995;
Age: 65                                                      Executive Vice President -
                                                             Administration & Chief
                                                             Financial Officer, Kellogg
                                                             Company from January 1987
                                                             through June 1995; before
                                                             that Price Waterhouse. Board
                                                             of Directors, Steelcase
                                                             Financial Corporation.

John Rakolta, Jr.            Director and Vice Chairman of   Chairman and Chief Executive
1876 Rathmor                 the Board of Directors          Officer, Walbridge Aldinger
Bloomfield Hills, MI 48304                                   Company (construction
Age: 50                                                      company).

Thomas B. Bender             Director                        Investment Advisor, Financial
7 Wood Ridge Road                                            & Investment Management Group
Glen Arbor, MI 49636                                         (since April, 1991); Vice
Age: 64                                                      President Institutional
                                                             Sales, Kidder, Peabody & Co.
                                                             (Retired April, 1991);
                                                             Trustee, Vining Real Estate
                                                             Investment Trust.

David J. Brophy              Director                        Professor, University of
1025 Martin Place                                            Michigan; Director, River
Ann Arbor, MI 48104                                          Place Financial Corp.
Age: 61


Dr. Joseph E. Champagne      Director                        Dean, University Center,
319 East Snell Road                                          Macomb College since
Rochester, MI 48306                                          September 1997; Corporate and
Age: 59                                                      Executive Consultant since
                                                             September 1995; prior to that
                                                             Chancellor, Lamar University
                                                             from September 1994 until
                                                             September 1995; before that
                                                             Consultant to Management;
                                                             President and Chief Executive
                                                             Officer, Crittenton
                                                             Corporation (holding company
                                                             that owns healthcare
                                                             facilities), and Crittenton
                                                             Development Corporation until
                                                             August 1993; before that
                                                             President, Oakland University
                                                             of Rochester, MI, until
                                                             August 1991; Chairman, Board
                                                             of Directors, Ross Controls
                                                             of Troy, MI.


Thomas D. Eckert             Director                        President and Chief Executive
10726 Falls Pointe Drive                                     Officer, Capital Automotive
Great Falls, VA 22066                                        REIT from November 1997 to
Age: 50                                                      present (real estate
                                                             investment trust specializing
                                                             in retail automotive
                                                             properties); prior to that
                                                             President and COO,
                                                             Mid-Atlantic Division of
                                                             Pulte Home Corporation
                                                             (developer of residential
                                                             land and construction of
                                                             housing units) from 1983
                                                             until 1997.


Lee P. Munder*               Director and President          Chairman of the Advisor since

480 Pierce Street                                            February 1998; Chief
Suite 300                                                    Executive Officer of World
Birmingham, MI 48009                                         Asset Management since
Age: 52                                                      January 1995; Chief Executive
                                                             Officer of Old MCM, Inc.
                                                             (predecessor to Advisor)
                                                             since 1985; and Director, LPM
                                                             Investment Services, Inc.
                                                             ("LPM").


Terry H. Gardner             Vice President, Chief           Vice President and Chief
480 Pierce Street            Financial Officer and           Financial Officer of the
Suite 300                    Treasurer                       Advisor; Vice President and
Birmingham, MI 48009                                         Chief Financial Officer of
Age: 37                                                      Old MCM, Inc. (February 1993
                                                             to present) and; Secretary of
                                                             LPM.


Paul Tobias                  Vice President                 Chief Executive Officer of
480 Pierce Street                                           the Advisor (since February
Suite 300                                                   1998); Chief Operating
Birmingham, MI 48009                                        Officer of the Advisor (since
Age: 46                                                     April 1995); Executive Vice
                                                            President of the Advisor (April
                                                            1995-February 1998); and Executive
                                                            Vice President of Comerica,
                                                            Inc.


Gerald Seizert               Vice President                  Chief Executive Officer of
480 Pierce Street                                            the Advisor (since February
Suite 300                                                    1998); Chief Investment
Birmingham, MI 48009                                         Officer/Equities of the Advisor
Age: 45                                                      (since April 1995); Executive
                                                             Vice President of the Advisor
                                                             (April 1995-February 1998);
                                                             Managing Director
                                                             (1991-1995), Director
                                                             (1992-1995) and Vice
                                                             President (1984-1991) of
                                                             Loomis, Sayles and Company,
                                                             L.P.


Elyse G. Essick              Vice President                  Vice President and Director
480 Pierce Street                                            of Marketing for the Advisor;
Suite 300                                                    Vice President and Director
Birmingham, MI 48009                                         of Client Services of Old

Age: 40                                                      MCM, Inc. (August 1988 to

                                                             December 1994).

James C. Robinson            Vice President                  Vice President and Chief
480 Pierce Street                                            Investment Officer/Fixed
Suite 300                                                    Income for the Advisor; Vice
Birmingham, MI 48009                                         President and Director of
Age: 36                                                      Fixed Income of Old MCM, Inc.
                                                             (1987-1994).

Leonard J. Barr, II          Vice President                  Vice President and Director
480 Pierce Street                                            of Core Equity Research of
Suite 300                                                    the Advisor; Director and
Birmingham, MI 48009                                         Senior Vice President of Old
Age: 53                                                      MCM, Inc. (since 1988);
                                                             Director of LPM.

Ann F. Putallaz              Vice President                  Vice President and Director
480 Pierce Street                                            of Fiduciary Services of the
Suite 300                                                    Advisor (since January 1995);
Birmingham, MI 48009                                         Director of Client and
Age: 52                                                      Marketing Services of
                                                             Woodbridge Capital
                                                             Management, Inc.


Lisa A. Rosen                Secretary, Assistant            General Counsel of the
480 Pierce Street            Treasurer                       Advisor (since May 1996);
Suite 300                                                    formerly Counsel, First Data
Birmingham, MI 48009                                         Investor Services Group,
Age: 30                                                      Inc.; Assistant Vice
                                                             President and Counsel with
                                                             The Boston Company Advisors,
                                                             Inc.; Associate with
                                                             Hutchins, Wheeler & Dittmar.

Therese Hogan                Assistant Secretary             Director, State Regulation
53 State Street                                              Department, First Data
Boston, MA 02109                                             Investor Services Group (June
Age: 36                                                      1994-present); formerly
                                                             Senior Legal Assistant,
                                                             Palmer & Dodge (October
                                                             1993-June 1994); Blue Sky
                                                             Paralegal, Robinson & Cole
                                                             (February 1984-October 1993).



*     "Interested person" of the Company, as defined in the 1940 Act.

      Directors of the Company receive an aggregate fee from the Company, The Munder Funds Trust (the "Trust"), The Munder Funds, Inc. ("Munder") and The Munder Framlington Funds Trust ("Framlington Trust") comprised of an annual retainer fee and a fee for each Board meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.


      The following table summarizes the compensation paid by the Company, the Trust, Munder, and Framlington Trust to their respective
Directors/Trustees for the fiscal year ended December 31, 1997.

                            Aggregate           Pension
                           Compensation        Retirement      Estimated
                        from the Company,       Benefits         Annual
       Name of          the Trust, Munder       Accrued         Benefits       Total from
       Person                  and             as Part of         upon          the Fund
    and Position        Framlington Trust    Fund Expenses     Retirement        Complex
    ------------        -----------------    -------------     ----------        -------
Charles W. Elliott           $26,000              None            None           $26,000
Chairman

John Rakolta, Jr.            $23,000              None            None           $23,000
Vice Chairman

Thomas B. Bender             $26,000              None            None           $26,000
Trustee and Director

David J. Brophy              $26,000              None            None           $26,000
Trustee and Director

Dr. Joseph E.                $26,000              None            None           $26,000
Champagne
Trustee and Director

Thomas D. Eckert             $22,500              None            None           $22,500
Trustee and Director


      No officer, director or employee of the Advisor, Comerica, the Distributor, the Administrator, the Sub-Custodian or the Transfer Agent currently receives any compensation from the Company, the Trust, Munder or Framlington Trust.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS


      Investment Advisor. The Advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are WAM, Old MCM and Munder Group, LLC. WAM is a wholly-owned subsidiary of Comerica Bank -- Ann Arbor, which, in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.


      Under the terms of the Investment Advisory Agreement between the Company and the Advisor with respect to the Funds (the "Advisory Agreement"), the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.

      The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable by vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of a Fund, at any time without penalty, upon 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with a Fund without penalty upon 90 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

      For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from each Fund, computer daily and payable monthly at an annual rate of .05% of average daily net assets of the Fund.

      Distribution Agreement. The Company has entered into a distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis to separate accounts of the Insurers. The Distributor's principal offices are located at South Central Avenue, Suite 300, St. Louis, Missouri 63141.

      Shareholder Servicing Arrangements. Under Rule 12b-1 of the 1940 Act, the Funds have adopted a Shareholder Servicing Plan (the "Plan") under which the Distributor, Insurers, and other dealers that offer the Contracts may be paid by the Funds in connection with providing shareholder services to the Contractowners. Under the Plan, each Fund may incur such shareholder servicing expenses in amounts up to an annual rate of .25% of the average daily net assets of each Fund.

      The services provided by the Service Organizations under the Plan may include execution and processing of orders from Insurers; processing purchase, exchange and redemption requests furnished to the Insurers by the Contractowners; placing orders with the Transfer Agent; processing dividend and distribution payments from the Funds; providing statements of additional information and information periodically showing positions in Fund shares; and providing such other personal and account maintenance services as may reasonably be requested by the Funds.

      Under the terms of the Plan, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Board of Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan (the "Non-Interested Plan Directors"). The Plan may not be amended to increase the amount to be spent for the services without shareholder approval, and all amendments of the Plan also must be approved by the Directors in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) on not more than 30 days' written notice to any other party to the Plan. Pursuant to the Plan, the Distributor will provide the Board of Directors periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

      Administration Agreement. State Street Bank and Trust Company ("State Street") located at 225 Franklin Street, Boston, Massachusetts 02110, serves as administrator for the Company pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Company; oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Company.


      The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.


      Custodian, Sub-Custodian and Transfer Agency Agreements. Comerica Bank, whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, MI 48226, is the custodian of each Fund pursuant to a custodian agreement ("Custody Agreement") with the Company. The Custodian receives no compensation for its services. State Street serves as the sub-custodian to the Funds pursuant to a sub-custodian agreement (the "Sub-Custodian Contract") among the Company, Comerica Bank and State Street. State Street is also the Sub-Custodian with respect to the custody of foreign securities held by certain of the Funds. State Street has in turn entered into additional agreements with financial institutions and depositaries located in foreign countries with respect to the custody of such securities. Under the Sub-Custodian Contract, the Custodian (i) maintains a separate account in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Board of Directors concerning each Fund's operations.


      First Data Investor Services Group Inc. ("Investor Services Group") serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency agreement (the "Transfer Agency Agreement") with the Company, under which Investor Services Group (i) issues and redeems shares of each Fund,
(ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of each Fund and (v) makes periodic reports to the Board of Directors concerning the operations of the Funds.

      Other Information Pertaining to Administration and Transfer Agency Agreements. As stated in the Prospectus, the Administrator, the Transfer Agent and the Custodian each receives a separate fee for its services. In approving the Administration Agreement and Transfer Agency Agreement, the Board of Directors did consider the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable by the Company in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of each Fund and the fact that neither the Administrator nor the Transfer Agent is affiliated with the Company or the Advisor. The Board also considered its responsibilities under federal and state law in approving these agreements.

                CONTROL PERSON AND PRINCIPAL HOLDER OF SECURITIES

      The separate accounts of the Insurers are the sole shareholders of the Funds and therefore are considered to be control persons of the Funds.

                             PORTFOLIO TRANSACTIONS

      Subject to the general supervision of the Board of Directors, the Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for each Fund.

      Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed.

      Over-the-counter issues, including corporate debt and government securities are normally traded on a "net" basis (i.e., commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

      The Funds may participate, if and when practicable. In bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Advisor believes such practice to be in each Fund's interests.

      The portfolio turnover rate of each Fund is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year. Each Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year.

      In the Advisory Agreement, the Advisor agrees to select broker-dealers in accordance with guidelines established by the Company's Board of Directors from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Advisor, subject to the prior approval of the Company's Board of Directors, to cause each Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

      Supplementary research information so received is in addition to, and not in lieu of services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Funds. It is possible that certain of the supplementary or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Funds may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

      Portfolio securities will not be purchased from or sold to the Advisor, the Distributor or any affiliated person (as defined in the 1940 Act) of the foreign entities except to the extent permitted by SEC exemptive order or by applicable law.

      Investment decisions for each Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the equitable price or value of the security as far as the Funds are concerned. In other cases it is believed to be beneficial to the Funds. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts in executing transactions.

      The Funds will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Advisor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

      Except as noted in the Prospectus and this Statement of Additional Information the Funds' service contractors bear all expenses in connection with the performance of its services and each Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; shareholder servicing fees; fees and expenses of officers and directors; taxes; interest; legal and auditing fees; fees and commissions; certain fees and expenses in registering and qualifying each Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board Directors in a manner that the Board of Directors determines to be fair and equitable, taking into consideration whether it is appropriate for expenses to be borne by the Funds in addition to the Company's other funds. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                       PURCHASE AND REDEMPTION INFORMATION

      Purchases and redemptions are discussed in the Funds' Prospectus and such information is incorporated herein by reference.

      Purchases. Each Fund's shares are continuously offered to the Insurers' separate accounts at the net asset value per share next determined after a proper purchase request has been received by the Insurer. The Funds and the Distributor reserve the right to reject any purchase order for shares of the Funds.

      Redemptions. Payments for redeemed shares will ordinarily be made within seven (7) business days after the Funds receive a redemption order from the relevant Insurer. The redemption price will be the net asset value per share next determined after the Insurer receives the Contractowner's request in proper form. The Company, reserves the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange is restricted, as determined by the SEC, or the New York Stock Exchange is closed for other than customary weekend and holiday closings; (ii) the SEC has by order permitted such suspension or postponement for the protection of shareholders; or (iii) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable.

      Redemption proceeds are normally paid in cash, however, each Fund may pay the redemption price in whole or part by a distribution in kind of securities from portfolio of the Fund, in lieu of cash, in conformity with applicable, rules of the SEC. If shares are redeemed in kind. the redeeming Shareholder might incur transaction costs in converting the assets into cash. Each Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90 day period for any one Shareholder.

      The prospectus(es) for the Insurers' variable annuities describe the allocation, transfer and withdrawal provisions of such annuities.

                                 NET ASSET VALUE

      In determining the approximate market value of portfolio investments, the Company may employ organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Directors.

                             PERFORMANCE INFORMATION

      From time to time, quotations of a Fund's performance may be included in advertisements, sales literature, or reports to existing or prospective owners of the Insurers' Contracts. These performance figures are calculated in the following manner:

Yield

      The Bond Index Fund's 30 day (or one month) standard yield described in the Prospectus is calculated for the Fund in accordance with the method described by the SEC for mutual funds:

               YIELD= 2[((a - b)+1)^6 - 1]
                          -----
                            cd

Where:      a =   dividends and interest earned by a Fund during the period;

            b = expenses accrued for the period (net of reimbursements and waivers);

            c = average daily number of shares outstanding during the period entitled to receive dividends; and

            d = maximum offering price per share on the last day of the period.

      For the purpose of determining interest earned on debt obligations purchased by the Fund at a discount or premium (variable "a" in the formula), the Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, thematurity date. For the purpose of computing yield on equity securities held by the Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

      With respect to mortgage or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

Average Annual Total Return

      A Fund may advertise its "average annual total return" and will compute such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                      P (1+ T)^n = ERV

Where       T  =  average annual total return;

            ERV   =     ending redeemable value of a hypothetical $1,000

                        payment made at the beginning of the 1, 5, or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

            P     =     hypothetical initial payment of $1,000; and

            n     =     period covered by the computation expressed in years.

Aggregate Total Return

      A Fund may advertise its "aggregate total return" and will compute such return by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

               Aggregate Total Return = (ERV) - 1
                                         ---
                                          P

      The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment crates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the period is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

      The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

      From time to time, in advertisements or in reports to shareholders, the Funds' yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Funds' may be compared to the IBC/Donoghue's Money Fund Average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market Funds, or to the data prepared by, Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds.

                                      TAXES

      The following summarizes certain additional tax considerations generally, affecting the Fund and its shareholders that are not described in the Fund's Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situations.

      Each Fund will elect to be taxed separately as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund generally is exempt from Federal Income tax on its net investment income and realized capital gains which it distributes to the separate accounts, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt, interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

      In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement"). Interest (including original issue discount and "accrued market discount") received by a Fund at maturity or on disposition of a security held for less than three months will not be treated (in contrast to other income which is attributable to realized market appreciation) as gross income from the sale or other disposition of securities held for less than three months for this purpose.

      In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer,) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Repurchase agreements collateralized by U.S. treasury securities are not treated for purposes of the diversification requirement described in this paragraph as U.S. Government securities.

      Certain debt instruments acquired by a Fund may include "original issue discount" or "market discount". As a result, a Fund may be deemed under tax law rules to have earned discount income in taxable periods in which it does not actually receive any payments on the particular debt instruments involved. This income, however, will be subject to the Distribution Requirements and must also be distributed in accordance with the excise tax distribution rules discussed above, which may cause the Fund to have to borrow or liquidate securities to generate cash in order to timely meet these requirements (even though such borrowing or liquidating securities at that time may be detrimental from the standpoint of optimal portfolio management). Gain from the sale of a debt instrument having market discount may be treated for tax purposes as ordinary income to the extent that market discount accrued during the Fund's ownership of that instrument.

      Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by the Fund will be taxable to the separate accounts as ordinary income and will not be eligible for the dividends received deduction for corporations.

      Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sole exchange of a capital asset held for more than one year, regardless of the length of time the shareholder has held the Fund shares, and regardless of whether the distribution is paid in cash or reinvested in shares.

      If for any taxable year a Fund does not qualify as a registered investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders.

      The Code imposes a non-deductible excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

      To comply with regulations under Section 817(h) of the Code, each Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h) of the Code, obligations of the U.S. Treasury and each U.S. Government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable annuity contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the separate account's sponsoring insurance company, to be treated as the owner of the assets held by the separate account. If the variable annuity contract owner is considered the owner of the securities underlying the separate account, income and gains produced by. those securities would be included currently in the variable annuity contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that a Fund will be able to operate as described currently in the Prospectus or that the Fund will not have to change its investment policies or goals.

      The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly, change the conclusions expressed herein, and such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

      Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                    ADDITIONAL INFORMATION CONCERNING SHARES

      The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any authorized but unissued shares of the Company into one or more additional portfolios (or classes of shares within a portfolio) by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Company's Board of Directors have authorized the issuance of shares of common stock representing interests in Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund and Institutional Index Equity Fund.

      Shares of Funds have no subscription or pre-emptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus and Statement of Additional Information, shares will be fully paid and nonassessable by the Company. In the event of a liquidation or dissolution of the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relating net asset values of the Fund and the Company's other Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved, based on the number of shares of the Fund that are held by each shareholder.

      Shareholders of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of such Fund in the matter are substantially identical to the interests of other Funds of the Company or that the matter does not affect any interest of such Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular Fund.

      Shareholder meetings to elect directors will not be held unless and until such time as required by law. At that time, the directors then in office will call a shareholders' meeting to elect directors except as set forth above, the directors will continue to hold office and may appoint successor directors meetings of the shareholders of the Company shall be called by the directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

      Notwithstanding any provision of Maryland law requiring a greater vote of the Company's shares (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2) or the Company's Articles of Incorporation, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of The Funds and the Company's other Funds, if any (voting together without regard to class).

                                  MISCELLANEOUS


      Counsel. The law firm of Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, DC 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Company.


      Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts, 02116, serves as the Company's independent auditors.

      Shareholder Approvals. As used in this Statement of Additional Information and in the Prospectuses, a "majority of the outstanding voting shares" of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

      Banking Laws. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously, engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

      The Advisor and the Custodian believe they may perform the services for the Company contemplated by their respective agreements with the Company without violation of applicable bank laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding compared may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could present these companies from continuing to perform such service for the Company.

      Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Company, the Company might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any change in the Company's method of operations would affect the net asset value per share of the Funds or result in a financial loss to any shareholder of the Funds.

                                   APPENDIX A

                              - Rated Investments -

Corporate Bonds

      Excerpts from Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

      "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      "Aa": Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of amplitude or there may be other elements present which make the long-term risks appear some what larger than in "Aaa" securities.

      "A": Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements maybe presents which suggest a susceptibility to impairment sometime in the future.

      "Baa": Bonds that are rated "Baa" are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      "Ba": Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      "B": Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

      Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Excerpts from Standard & Poor's Corporation ("S&P") description of its bond ratings:

      "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      "AA": Debt rated "AA" has a strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

      "A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

      "BB", "B" and "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest repay principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

      To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper

      The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issues rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-l" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate may be more affected by external conditions. Ample alternate liquidity, is maintained

      Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-l+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

                                   APPENDIX A

                              - Rated Investments -

Commercial Paper

      Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality, pursuant to guidelines approved by a Fund's Boards of Trustees and Directors. Highest quality ratings for commercial paper for Moody's and S&P are as follows:

      Moody's: The rating "Prime-1" is the highest commercial paper rating category assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

      S&P: Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated in the "A-1" category by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+".

                                   APPENDIX B

      As stated in the Prospectus, the Funds may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

1.    Interest Rate Futures Contracts

      Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally, within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a specified price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

      The Funds presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities arid investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

      Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or at near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

      Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price,. the Fund realizes a loss.

      Interest rate futures contracts are traded in an auction environment on the floors of several exchanges principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

      A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes, Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

      Example of Futures Contract Sale. The Funds would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by a particular Fund tends to move in concern with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The Advisor wishes to fix the current market value of the portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Advisor believes that, because of an anticipated rise in interest rates, the value will decline to 95. The fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 98 to 93.

      In that case, the five point loss in the market value of the portfolio security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation cash and futures prices below.

      The Advisor could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

      If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

      Example of Futures Contract Purchase. The Funds would engage in an interest rate futures contract purchase when they are not fully invested in long-term bonds but wish to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

      For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Advisor wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Advisor believes that because of an anticipated fall in interest rates, the prices will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

      The Advisor could be wrong in its forecast of interest rates, long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

      If, however, short-term rates remained above available long-term rated, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio. Including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction. expenses would also be incurred.

II.   Index Futures Contracts

      General. A bond index assigns relative values of the bonds included in the index and the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

      A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexed, such as the Standard & Poor's 500 or the New York Stock Exchange Composite index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry, or market segment, such as oil and gas stocks.

      Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

      A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

      In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

      Examples of Stock Index Futures Transactions. The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price

              Portfolio                                     Futures
              ---------                                     -------

Anticipate buying $62,500 in Equity Securities     -Day Hedge is Placed-
                                                   Buying 1 Index Futures at 125
                                                   Value of Futures = $62,500/
                                                                      Contract

Buying Equity Securities with Actual
  Cost = $$62,500                                  -Day Hedge is Lifted-
Increase in Purchase Price = $2,500                Sell 1 Index Futures at 130
                                                   Value of Futures = $62,500/
                                                                      Contract
                                                   Gain on Futures = $2,500

                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures Contract = 125 X $500 = $62,500
Portfolio Beta Relative to the Index = 1.0

              Portfolio                                     Futures
              ---------                                     -------

Anticipate Selling $1,000,000 in
  Equity Securities                                -Day Hedge is Placed-
                                                   Sell 16 Index Futures at 125
                                                   Value of Futures = $1,000,000

Equity Securities - Own Stock                      -Day Hedge is Lifted-
  with Value = $960,000                            Buy 16 Index Futures at 120
Loss in Portfolio Value = $40,000                  Gain on Futures = $40,000

III.  Margin Payments

      Unlike purchase or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.   Risks of Transactions in Futures Contracts

      There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts. The Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor. Conversely, the Funds may buy or sell fewer futures if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor. It is also possible that when the Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

      Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

      In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by spectators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor may still not result in a successful hedging transaction over a short time frame.

      Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, an in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contact and thus provide an offset on a futures contract.

      Further, it should be noted that the liquidity of a secondary market in a futures contract be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

      Successful use of futures by the Funds is also subject to the Advisor's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when they may be disadvantageous to do so.

V.    Options on Futures Contracts

      The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

      Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may, frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII.  Other Matters

      Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

      (a)   Financial Statements

            Included in Part A:


            Unaudited Financial Highlights for Munder Institutional S&P 500 Index Equity Fund for the period ended March 31, 1998.

            Financial Highlights for Munder Institutional S&P 500 Index Equity Fund for the period ended December 31, 1997.

            Financial Highlights for Munder Institutional S&P Small-Cap Index Equity Fund for the period ended December 31, 1997.

            Financial Highlights for Liquidity Plus Money Market Fund for the period ended December 31, 1997.

            Included in Part B:

            The Registrant's Annual Reports for the fiscal year ended December 31, 1997 and the Report of the Independent Auditors dated February 9,1998 are incorporated by reference to the Definitive 30b-2 filed (EDGAR Form N-30D) on March 11, 1998 as Accession No.
            0000889697-98-000105; and

            The following unaudited Financial Statements for Munder Institutional S&P 500 Index Equity Fund for the period ended March 31, 1998 are included in Part B:

                  Portfolio of Investments
                  Statements of Assets and Liabilities
                  Statement of Operations
                  Statement of Changes in Net Assets
                  Financial Highlights, For a Share Outstanding Throughout the Period
                  Notes to Financial Statements


      (b)   Exhibits:

   (1)(a) Articles of Incorporation dated May 22, 1984 are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

      (b) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

      (c) Articles of Amendment to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

      (d) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

      (e) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

      (f) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

      (g) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

      (h) Articles of Amendment to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

      (i) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

      (j) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

      (k) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997 relating to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund.

      (l) Certificate of Correction relating to the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

      (m) Articles Supplementary to Registrant's Articles of Incorporation relating to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

   (2)(a) By-Laws as amended, restated and adopted by Registrant's Board of Directors on March 2, 1990 are incorporated herein by reference to
            Exhibit 2(a) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on November 29, 1990.

   (3)      Not Applicable.

   (4)      Not Applicable.

   (5)(a) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

      (b) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

      (c) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

   (6)(a) Form of Distribution Agreement between Registrant and Funds Distributor Inc., with respect to the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

      (b) Form of Distribution Agreement between Registrant and Huntleigh Funds Distributor, Inc. Securities Inc., with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is filed herein.

      (c) Form of Distribution Agreement between Registrant and Funds Distributor, Inc. with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

   (7)      Not Applicable.

   (8)(a) Form of Custody Agreement between Registrant and Comerica Bank with respect to Liquidity Plus Money Market Fund, Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

      (b) Form of Amendment to Custody Agreement between Registrant and Comerica Bank is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

      (c) Form of Notice to Custody Agreement between Registrant and Comerica Bank with respect to the addition of Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

      (d) Form of Sub-Custodian Agreement among Registrant, Comerica Bank and State Street Bank and Trust Company with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-1A filed with the Commission on December 30, 1997.


   (9)(a) Form of Notice to Sub-Administration Agreement between Registrant and FDI Distribution Services, Inc. with respect to the addition of Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

      (b) Form of Administration Agreement between Registrant and State Street Bank and Trust Company with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Aggregate Bond Index Fund, Munder Foreign Equity Fund, Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-1A filed with the Commission on December 30, 1997.

      (c) Form of Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services Group, Inc. with respect to Liquidity Plus Money Market Fund, Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

      (d) Form of Amendment to Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

      (e) Form of Notice to Transfer Agency and Registrar Agreement with respect to the addition of Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

      (f)   Form of Participation Agreement between Registrant, Kemper
            Investors Life Insurance Company and Huntleigh Fund Distributors, Inc., with respect to Munder S&P 500 Index Equity Fund, Munder
            S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is filed herein.

      (g) Form of Shareholder Servicing Plan with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.


  (10)(a) Opinion and consent of counsel for Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

      (b) Opinion and consent of counsel with respect to Munder S&P Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

      (c) Opinion and consent of counsel with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.


  (11)(a) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 27, 1998.

      (b) Certified Resolution of Board authorizing signature on behalf of Registrant pursuant to power of attorney is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 27, 1998.

      (c)   Consent of Ernst & Young LLP is filed herein.


  (12)      Not Applicable.

  (13)      Not Applicable.

  (14)      Not Applicable.


  (15)(a) Form of Service and Distribution Plan of the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

      (b) Form of Service Plan with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is filed herein.


  (16)(a) Schedules for computation of annualized and effective yields of the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

      (b) Schedules for computation of annualized and effective yields with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 3, 1997.

      (c) Schedules for computation of total return and yield with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.


  (17)      Financial Data Schedules are filed herein.


  (18)      Not Applicable.

Item 25. Persons Controlled by or under Common Control with Registrant.

            Not Applicable.

Item 26. Number of Holders of Securities


            As of March 27, 1998, the number of shareholders of record for the Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund was 2,
            2, 2, 1 and 1, respectively.

            As of March 27, 1998, the number of shareholders of record for Liquidity Plus Money Market Fund was 12,550.

            As of March 27, 1998, there were no shareholders of record for Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund.


Item 27. Indemnification

            Article VII, Section 3 of the Registrant's Articles of Incorporation ("Section 3") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI, Section 2 of the Registrant's By-laws provides that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of the Corporation, is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorney's fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under General Laws of the State of Maryland and the Investment Company Act of 1940, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

            The indemnification provided by this Section 2 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any issuance or other agreement, vote of shareholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28. Business and Other Connections of Investment Adviser

            Munder Capital Management

                                          Position
            Name                          with Adviser
            ----                          ------------

            Old MCM, Inc.                 Partner

            Munder Group LLC              Partner

            WAM Holdings, Inc.            Partner

            Lee P. Munder                 President and Chairman

            Leonard J. Barr, II           Senior Vice President and
                                          Director of Research

            Terry H. Gardner              Vice President and Chief
                                          Financial Officer

            Clark Durant                  Vice President and Co-Director
                                          of The Private Management Group

            Elyse G. Essick               Vice President and Director of
                                          Client Services

            Sharon E. Fayolle             Vice President and Director of
                                          Money Market Trading

            Otto G. Hinzmann              Vice President and Director of
                                          Equity Portfolio Management

            Anne K. Kennedy               Vice President and Director of
                                          Corporate Bond Trading

            Richard R. Mullaney           Vice President and Director of
                                          The Private Management Group

            Ann F. Putallaz               Vice President and Director
                                          of Fiduciary Services

            Peter G. Root                 Vice President and Director of
                                          Government Securities Trading

            Lisa A. Rosen                 General Counsel and Director
                                          of Mutual Fund Operations

            James C. Robinson             Executive Vice President and Chief
                                          Investment Officer/Fixed Income

            Gerald L. Seizert             Chief Executive Officer, Executive
                                          Vice President and Chief Investment
                                          Officer/Equity

            Paul D. Tobias                Chief Executive Officer, Executive
                                          Vice President and Chief Operating
                                          Officer

      For further information relating to the Investment Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. See File No. 801-32415.

Item 29. Principal Underwriters.


      (a) With respect to Liquidity Plus Money Market Fund, Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund: Funds Distributor, Inc. ("FDI"), located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker dealer registered under the Securities Exchange Act of 1934, as amended. FDI acts as principal underwriter of the following investment companies:

            American Century California Tax-Free      Founders Funds, Inc.
            and Municipal Funds
            American Century Capital Portfolios,
            Inc.                                      Harris Insight Funds Trust
            American Century Government Income
            Trust                                     HT Insight Funds, Inc.
                                                      d/b/a Harris Insight Funds
            American Century International Bond
            Funds                                     JP Morgan Institutional
                                                      Funds
            American Century Investment Trust         JP Morgan Funds
            American Century Municipal Trust          JPM Series Trust
            American Century Mutual Funds, Inc.       JPM Series Trust II
            American Century Premium Reserves, Inc.   LaSalle Partners Funds,
                                                      Inc.
            American Century Quantitative Equity
            Funds                                     Monetta Fund, Inc.
            American Century Strategic Asset
            Allocations, Inc.                         Monetta Trust
            American Century Target Maturities
            Trust                                     The Montgomery Funds
                                                      The Montgomery Funds II
            American Century Variable Portfolios,
            Inc.                                      The Munder Framlington
                                                      Funds Trust
                                                      The Munder Funds Trust
                                                      The Munder Funds, Inc.
            American Century World Mutual Funds,
            Inc.                                      Orbitex Group of Funds
            BJB Investment Funds                      St. Clair Funds, Inc.
            The Brinson Funds                         The Skyline Funds
            Dresdner RCM Capital Funds, Inc.          Waterhouse Investor Family
                                                      of Funds, Inc.
            Dresdner RCM Equity Funds, Inc.           WEBS Index Fund, Inc.

            With respect to the Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund:
            Huntleigh Fund Distributors, Inc. ("Huntleigh"), located at 222 South Central Avenue, Suite 300, St. Louis, Missouri 63141. Huntleigh does not act as principal underwriter to any other investment company other than the Registrant.

      (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.


             Director, President and Chief Executive
               Officer                                -Marie E. Connolly
             Executive Vice President                 -Richard W. Ingram
             Executive Vice President                 -Donald R. Roberson
             Executive Vice President                 -William S. Nichols
             Senior Vice President                    -Michael S. Petrucelli
             Director, Senior Vice President,
               Treasurer and Chief Financial Officer  -Joseph F. Tower, III
             Senior Vice President                    -Paula R. David
             Senior Vice President                    -Bernard A. Whalen
             Senior Vice President                    -Allen B. Closser
             Director                                 -William J. Nutt


            The information required by this Item 29(b) with respect to each director, officer or partner of Huntleigh is incorporated by reference to Schedule A of Form BD filed by Huntleigh with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (SEC File No. 2-21442).

      (c)   Not Applicable.

Item 30. Location of Accounts and Records

            The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

            (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor);

            (2) First Data Investor Services Group, Inc., 53 State Street, Exchange Place, Boston, Massachusetts 02109 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions transfer agent);


            (3) State Street Bank and Trust Company, 225 Franklin Street or 150 Newport Avenue, North Quincy, Massachusetts 02171 (records relating to its function as administrator and subcustodian);

            (4) Huntleigh Fund Distributors, Inc., 222 South Central Avenue, Suite 300, St. Louis, Missouri 63105 (records relating to its function as distributor of the Munder S&P Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund);


            (5) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its function as distributor); and

            (6) Comerica Bank, 1 Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226 (records relating to its function as custodian).

Item 31. Management Services

            None.

Item 32. Undertakings

      (a)   Not Applicable.

      (b)   Not Applicable.

      (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's most recent annual report to shareholders, upon request without charge.

      (d) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a director or directors of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 28 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 28 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Quincy and The Commonwealth of Massachusetts, on the 14th day of April, 1998.


ST. CLAIR FUNDS, INC.


By:   *
      ----------------------------------
      Lee P. Munder


* By: /s/ Cynthia Surprise
      ----------------------------------
      Cynthia Surprise
      as Attorney-in-Fact

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures                          Title             Date



*                                   Director and      April 14, 1998
--------------------                President
 Lee P. Munder


*                                   Director          April 14, 1998
--------------------
 Charles W. Elliott


*                                   Director          April 14, 1998
--------------------
 Joseph E. Champagne


*                                   Director          April 14, 1998
--------------------
 Thomas B. Bender


*                                   Director          April 14, 1998
--------------------
 Thomas D. Eckert


*                                   Director          April 14, 1998
--------------------
 John Rakolta, Jr.


*                                   Director          April 14, 1998
--------------------
 David J. Brophy

*                                   Vice President,   April 14, 1998
--------------------
 Terry H. Gardner                   Treasurer and
                                    Chief Financial
                                    Officer



*By:  /s/ Cynthia Surprise
      ----------------------------------
      Cynthia Surprise
      as Attorney-in-Fact

                                  EXHIBIT INDEX


Exhibit No.       Description
-----------       -----------

6(b) Form of Distribution Agreement between Registrant and Huntleigh Fund Distributors, Inc., with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund.

9(f) Form of Participation Agreement between Registrant, Kemper Investors Life Insurance Company and Huntleigh Fund Distributors, Inc., with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund.

11(c)             Consent of Ernst & Young.

15(b) Form of Service Plan with respect to with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund.

17 Financial Data Schedules for the Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P Small Cap Index Equity Fund, Liquidity Plus Money Market Fund.